SEC. File Nos.
2-49291
811-2421


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-1A
                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 34
                                       and
                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                              Amendment No. 34


                    THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

                    Registrant's telephone number, including
                                   area code:
                                 (213) 486-9200


                          JULIE F. WILLIAMS, Secretary
                    The Tax-Exempt Bond Fund of America, Inc.
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        515 S. Flower Street, 23rd Floor
                           Los Angeles, CA 90071-2371
                          (Counsel for the Registrant)



                      Approximate date of proposed public
                                   offering:
      It is proposed that this filing become effective on November 1, 2004, pursuant to paragraph (b) of rule 485.

 [logo - American Funds (r)]



                                         The right choice for the long term/(R)/




The Tax-Exempt Bond Fund of America/(R)/
American High-Income Municipal Bond Fund/(R)/
Limited Term Tax-Exempt Bond Fund of America/SM/
The Tax-Exempt Fund of California/(R)/



 PROSPECTUS







 November 1, 2004






TABLE OF CONTENTS
 1    Risk/Return summary
11    Fees and expenses of the funds
14    Investment objectives, strategies and risks
21    Management and organization
24    Shareholder information
25    Choosing a share class
27    Purchase and exchange of shares
28    Sales charges
30    Sales charge reductions and waivers
33    Individual Retirement Account (IRA) rollovers
33    Plans of distribution
33    Other compensation to dealers
34    How to sell shares
35    Distributions and taxes
37    Financial highlights
42    Appendix

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

THE TAX-EXEMPT BOND FUND OF AMERICA The fund seeks to provide you with high current income exempt from regular federal income tax, consistent with the preservation of capital, by investing primarily in municipal bonds. The fund invests primarily in municipal bonds rated A or better, but may invest in lower quality municipal bonds. The fund is designed for investors seeking a high level of current income exempt from federal income tax.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND The fund seeks to provide you with high current income exempt from regular federal income tax by investing primarily in municipal bonds. The fund invests a substantial portion of its portfolio in lower quality municipal bonds. The fund is designed for investors who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA The fund seeks to provide you with current income exempt from regular federal income tax, consistent with the preservation of capital, by investing primarily in municipal bonds. The fund invests primarily in municipal bonds with average effective maturities between three and 10 years and with quality ratings of A or better, but may also invest in bonds rated Baa or BBB (considered investment grade). The fund is designed for investors seeking current income exempt from federal income tax.

THE TAX-EXEMPT FUND OF CALIFORNIA The fund's primary objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is to preserve your investment. The fund invests primarily in municipal bonds, including lower quality bonds, issued by municipalities in the state of California. The fund is designed for investors seeking income exempt from federal and state taxes and capital preservation over the long term, and is intended primarily for taxable residents of California. Because the fund invests in securities issued by California municipalities, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state.

APPLICABLE TO ALL FUNDS The funds emphasize undervalued but fundamentally sound investments in municipal obligations, including those issued to finance roads, schools, hospitals, airports and other public needs. Municipalities include counties, cities, towns and various regional or special districts.

Your investment in the funds is subject to risks, including the possibility that a fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of and the income generated by debt securities owned by the funds may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Tax-exempt income funds / Prospectus

HISTORICAL INVESTMENT RESULTS

The information on the following pages provides some indication of the risks of investing in the funds by showing changes in the funds' investment results from year to year and by showing how the funds' average annual total returns for various periods compare with those of different broad measures of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.

Unlike the bar charts, the Investment Results tables reflect, as required by Securities and Exchange Commission rules, each fund's results with the following maximum initial or contingent deferred sales charges imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline after one year and are eliminated after six years.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.

 . Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges.

Each Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions" reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by each fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by each fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest historical individual federal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGES.

Unlike the Investment Results tables on pages 4, 6, 8 and 10, the Additional Investment Results tables on pages 17-20 reflect each fund's results calculated without sales charges.

                                           Tax-exempt income funds / Prospectus

THE TAX-EXEMPT BOND FUND OF AMERICA

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[bar chart]
1994  -4.82%
1995  17.28
1996   4.57
1997   8.98
1998   6.04
1999  -2.31
2000   9.69
2001   5.57
2002   8.44
2003   5.18
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                  6.87%  (quarter ended March 31, 1995)
LOWEST                  -4.93%  (quarter ended March 31, 1994)


The fund's total return for the nine months ended September 30, 2004, was 3.23%.

Tax-exempt income funds / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 10/3/79
 Before taxes                          1.27%    4.43%    5.30%        7.68%
 After taxes on distributions          1.27     4.40     5.21          N/A
 After taxes on distributions and      2.29     4.45     5.21          N/A
sale of fund shares


                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     -0.59%      5.86%
-------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                      3.27       5.14
-------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                      5.04       5.87



                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)/2/
 Lehman Brothers Municipal Bond        5.31%    5.83%    6.03%         N/A
Index/3/
 Lipper General Municipal Debt Funds   4.75     4.53     4.99         7.49
Average/4/
 Class A 30-day yield at August 31, 2004: 3.33%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Index returns reflect the reinvestment of all dividends and/or distributions. 3 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares were first sold; therefore, lifetime results are not available.
4 Lipper General Municipal Debt Funds Average represents funds that invest in municipal debt issues in the top four rating categories. The results of the underlying funds in the average include brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

                                           Tax-exempt income funds / Prospectus

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[bar chart]
1995  19.05%
1996   6.45
1997  10.37
1998   4.89
1999  -2.31
2000   7.31
2001   6.22
2002   6.24
2003   6.24
[end bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST                  7.46%  (quarter ended March 31, 1995)
LOWEST                  -1.40%  (quarter ended December 31, 1999)


The fund's total return for the nine months ended September 30, 2004, was 4.05%.

Tax-exempt income funds / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                                 1 YEAR  5 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 9/26/94
 Before taxes                                    2.27%    3.88%       6.38%
 After taxes on distributions                    2.27     3.87        6.24
 After taxes on distributions and sale of fund   3.14     4.05        6.20
shares





                                        1 YEAR   LIFETIME/1/
-------------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                           0.51%       5.28%
-------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                           4.38        5.03
-------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/19/01
 Before taxes                           6.14        5.74





                                              1 YEAR   5 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)/2/
 Lehman Brothers Municipal Bond Index/3/       5.31%    5.83%        6.97%
 Lipper High Yield Municipal Debt Funds        6.39     3.43         5.40
Average/4/
 Class A 30-day yield at July 31, 2004: 4.02%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Index returns reflect the reinvestment of all dividends and/or distributions. 3 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
4 Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

                                           Tax-exempt income funds / Prospectus

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[bar chart]
1994  -2.89%
1995  12.36
1996   4.46
1997   7.30
1998   5.50
1999  -0.60
2000   7.45
2001   5.24
2002   7.81
2003   4.28
[end bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST                     4.38%  (quarter ended March 31, 1995)
LOWEST                     -3.44%  (quarter ended March 31, 1994)


The fund's total return for the nine months ended September 30, 2004, was 2.00%.

Tax-exempt income funds / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 10/6/93
 Before taxes                          0.39%    4.00%    4.61%        4.85%
 After taxes on distributions          0.39     4.00     4.61          N/A
 After taxes on distributions and      1.38     3.97     4.55          N/A
sale of fund shares





                                   1 YEAR   LIFETIME/1/
--------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                      -1.43%      4.93%
--------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       2.43       4.41
--------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       4.19       5.13





                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)/2/
 Lehman Brothers (7-Year) Municipal    5.45%    5.92%    5.85%        5.84%
Bond Index/3/
 Lipper Intermediate Municipal Debt    4.01     4.87     5.08         5.11
Funds Average/4/
 Class A 30-day yield at July 31, 2004: 2.80%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Index returns reflect the reinvestment of all dividends and/or distributions. 3 Lehman Brothers (7-Year) Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
4 Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

                                           Tax-exempt income funds / Prospectus

THE TAX-EXEMPT FUND OF CALIFORNIA

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[bar chart]
1994  -5.09%
1995  17.59
1996   4.27
1997   8.54
1998   6.13
1999  -1.97
2000  11.29
2001   3.83
2002   8.13
2003   4.83
[end bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST                   7.46%  (quarter ended March 31, 1995)
LOWEST                   -4.68%  (quarter ended March 31, 1994)


The fund's total return for the nine months ended September 30, 2004, was 3.28%.

Tax-exempt income funds / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 10/28/86
 Before taxes                          0.88%    4.33%    5.18%        6.31%
 After taxes on distributions          0.88     4.26     5.09          N/A
 After taxes on distributions and      2.01     4.30     5.08          N/A
sale of fund shares
-------------------------------------------------------------------------------





                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     -0.92%      5.52%
-------------------------------------------------------
 CLASS C -- FIRST SOLD 3/19/01
 Before taxes                      2.92       4.48
-------------------------------------------------------
 CLASS F -- FIRST SOLD 3/20/01
 Before taxes                      4.69       5.23
-------------------------------------------------------





                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)/2/
 Lehman Brothers Municipal Bond        5.31%    5.83%    6.03%        7.25%
Index/3/
 Lipper California Municipal Debt      4.23     4.61     5.30         6.52
Funds Average/4/
 Class A 30-day yield at August 31, 2004: 3.36%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Index returns reflect the reinvestment of all dividends and/or distributions. 3 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
4 Lipper California Municipal Debt Funds Average represents funds that limit their assets to those securities that provide income that is exempt from taxation in California. The results of the underlying funds in the average include brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

                                           Tax-exempt income funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                     CLASS A   CLASS B   CLASS C    CLASS F/1/
-------------------------------------------------------------------------------
 Maximum initial sales charge on
 purchases                           3.75%/2/    none      none        none
 (as a percentage of offering
 price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested    none      none      none        none
 dividends
-------------------------------------------------------------------------------
 Maximum contingent deferred sales      none   5.00%/4/  1.00%/5/      none
 charge                                 /3/
-------------------------------------------------------------------------------
 Redemption or exchange fees           none      none      none        none



1 Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
2 The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.
3 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
4 The contingent deferred sales charge is reduced after one year and eliminated after six years.
5 The contingent deferred sales charge is eliminated after one year.


 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                 CLASS A  CLASS B  CLASS C  CLASS F
 THE TAX-EXEMPT BOND FUND OF
AMERICA
---------------------------------------------------------------------
 Management fees                  0.31%    0.31%    0.31%    0.31%
---------------------------------------------------------------------
 Distribution and/or service      0.25     1.00     1.00     0.25
 (12b-1) fees/6,7/
---------------------------------------------------------------------
 Other expenses                   0.05     0.05     0.18     0.19
---------------------------------------------------------------------
 Total annual fund operating      0.61     1.36     1.49     0.75
 expenses

 AMERICAN HIGH-INCOME MUNICIPAL
BOND FUND

 Management fees                  0.37%    0.37%    0.37%    0.37%
---------------------------------------------------------------------
 Distribution and/or service      0.30     1.00     1.00     0.25
 (12b-1) fees/7//,8/
---------------------------------------------------------------------
 Other expenses                   0.07     0.08     0.20     0.20
---------------------------------------------------------------------
 Total annual fund operating      0.74     1.45     1.57     0.82
 expenses
---------------------------------------------------------------------
 Expense reimbursement/9/         0.00     0.00     0.00     0.00
---------------------------------------------------------------------
 Net expenses                     0.74     1.45     1.57     0.82
---------------------------------------------------------------------

 LIMITED TERM TAX-EXEMPT BOND
FUND OF AMERICA
 Management fees                  0.31%    0.31%    0.31%    0.31%
 Distribution and/or service      0.30     1.00     1.00     0.25
 (12b-1) fees/7//,8/
 Other expenses                   0.07     0.07     0.20     0.20
 Total annual fund operating      0.68     1.38     1.51     0.76
 expenses
 Expense reimbursement/9/         0.02     0.01     0.01     0.01
 Net expenses                     0.66     1.37     1.50     0.75
---------------------------------------------------------------------

 THE TAX-EXEMPT FUND OF
CALIFORNIA
 Management fees                  0.37%    0.37%    0.37%    0.37%
 Distribution and/or service      0.25     1.00     1.00     0.25
 (12b-1) fees/6//,7/
 Other expenses                   0.08     0.08     0.21     0.21
 Total annual fund operating      0.70     1.45     1.58     0.83
 expenses



6 Class A and F 12b-1 fees may not exceed .25% and .50%, respectively, of each class' average net assets annually.
7 Class B and C 12b-1 fees are 1.00% of each class' average net assets annually. 8 Class A and F 12b-1 fees may not exceed .30% and .50%, respectively, of each class' average net assets annually.
9 Capital Research and Management Company voluntarily reduced fees for investment advisory services. The reduction in fees for American High-Income Municipal Bond Fund was nominal for all share classes and did not impact the disclosed net expense ratios of this fund.

Tax-exempt income funds / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:



                                          1 YEAR  3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA
 Class A/1/                                $435   $    563   $703      $1,109
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/          638        831    945       1,429
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/       138        431    745       1,429
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/          252        471    813       1,779
-------------------------------------------------------------------------------
 Class C -- assuming no redemption          152        471    813       1,779
-------------------------------------------------------------------------------
 Class F -- excludes intermediary            77        240    417         930
fees/5/
-------------------------------------------------------------------------------

 AMERICAN HIGH-INCOME MUNICIPAL BOND
FUND
 Class A/1//,6/                             448        603    771       1,259
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2//,6/      648        859    992       1,542
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3,6/     148        459    792       1,542
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4,6/        260        496    855       1,867
-------------------------------------------------------------------------------
 Class C -- assuming no redemption/6/       160        496    855       1,867
-------------------------------------------------------------------------------
 Class F -- excludes intermediary            84        262    455       1,014
fees/5,6/
-------------------------------------------------------------------------------

 LIMITED TERM TAX-EXEMPT BOND FUND OF
AMERICA
 Class A/1//,6/                             440        578    729       1,167
 Class B -- assuming redemption/2//,6/      639        834    950       1,452
------------------------------------------
 Class B -- assuming no redemption/3,6/     139        434    750       1,452
------------------------------------------
 Class C -- assuming redemption/4,6/        253        474    818       1,791
------------------------------------------
 Class C -- assuming no redemption/6/       153        474    818       1,791
------------------------------------------
 Class F -- excludes intermediary            77        240    417         930
fees/5,6/

 THE TAX-EXEMPT FUND OF CALIFORNIA
 Class A/1/                                $444   $    590   $750      $1,213
 Class B -- assuming redemption/2/          648        859    992       1,531
------------------------------------------
 Class B -- assuming no redemption/3/       148        459    792       1,531
------------------------------------------
 Class C -- assuming redemption/4/          261        499    860       1,878
------------------------------------------
 Class C -- assuming no redemption          161        499    860       1,878
------------------------------------------
 Class F -- excludes intermediary            85        265    460       1,025
fees/5/

                                           Tax-exempt income funds / Prospectus

1 Reflects the maximum initial sales charge in the first year.

2 Reflects applicable contingent deferred sales charges through year six and Class A expenses for years nine and 10 because Class B shares automatically convert to Class A shares after eight years.
3 Reflects Class A expenses for years nine and 10 because Class B shares automatically convert to Class A shares after eight years.
4 Reflects contingent deferred sales charge in the first year.

5 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .50% to 3.00% of assets annually depending on the services offered.
6 Reflects fees for investment advisory services voluntarily reduced by Capital
 Research and Management Company.

Tax-exempt income funds / Prospectus

Investment objectives, strategies and risks

THE TAX-EXEMPT BOND FUND OF AMERICA

The fund's investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital. The fund seeks to achieve this objective by investing primarily in municipal bonds, including lower quality bonds.

Normally, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities subject to federal alternative minimum taxes. The fund will invest at least 65% of its assets in debt securities rated A or better by Moody's Investors Service or Standard & Poor's Corporation, or unrated but determined to be of equivalent quality. The fund may also invest up to 35% of its assets in debt securities rated Baa and BBB or below or unrated but determined to be of equivalent quality (including up to 20% of its assets in debt securities rated Ba and BB or below or unrated but determined to be of equivalent quality).

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

The fund's investment objective is to provide you with a high level of current income exempt from regular federal income tax. In seeking to achieve its objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

Normally, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in securities that may subject you to federal alternative minimum taxes. The fund invests primarily in municipal bonds and will invest at least 50% of its assets in lower quality debt securities (rated Baa or BBB or below or unrated but determined to be of equivalent quality).

In addition, the fund may invest significantly in municipal obligations of issuers in the same state or of similar project type. This may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund's share price may increase.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

The fund's investment objective is to provide you with current income that is exempt from regular federal income tax, consistent with its stated maturity and quality standards and preservation of capital. The fund invests primarily in municipal bonds with average effective maturities between three and 10 years and with quality ratings of A or better.

Normally, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may

                                           Tax-exempt income funds / Prospectus
invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes. The fund may also invest up to 35% of its assets in municipal bonds rated Baa or BBB or unrated but determined to be of equivalent quality.

THE TAX-EXEMPT FUND OF CALIFORNIA

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by investing, under normal circumstances, 80% of its assets in municipal bonds, and to a lesser extent in lower quality bonds, issued by municipalities in the state of California and in municipal securities that are issued by jurisdictions outside California provided such securities are exempt from federal and California taxation.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California is contained in the statement of additional information.

Normally, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund may invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes. The fund will invest primarily in debt securities rated Baa or BBB or better or unrated but determined to be of equivalent quality. The fund may invest up to 20% of its assets in debt securities rated Ba and BB or below or unrated but determined to be of equivalent quality.

APPLICABLE TO ALL FUNDS

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The values of and the income generated by most debt securities held by the funds may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in each fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Tax-exempt income funds / Prospectus

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in a portfolio.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. See the appendix in this prospectus for credit rating descriptions.

The funds' investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The funds may also hold cash, money market instruments or taxable debt securities. The size of each fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of each fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Each fund relies on the professional judgment of its investment adviser to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent attractive investment opportunities.

                                           Tax-exempt income funds / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results tables on earlier pages, the tables below reflect each fund's results calculated without sales charges.

THE TAX-EXEMPT BOND FUND OF AMERICA

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
---------------------------------------
 CLASS A -- FIRST SOLD 10/3/79
 Before taxes                          5.18%    5.23%    5.70%        7.85%
 After taxes on distributions          5.18     5.19     5.61          N/A
 After taxes on distributions and      4.89     5.14     5.57          N/A
sale of fund shares





                                  1 YEAR   LIFETIME/1/
----------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     4.41%       6.52%
-------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                     4.27        5.14
-------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                     5.04        5.87





                                1 YEAR    5 YEARS    10 YEARS     LIFETIME/1/
-------------------------------
 INDEXES (BEFORE TAXES)/2/
 Lehman Brothers Municipal      5.31%      5.83%      6.03%           N/A
Bond Index/3/
 Lipper General Municipal       4.75       4.53       4.99           7.49
Debt Funds Average/4/
 Class A distribution rate at December 31, 2003: 4.18%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Index returns reflect the reinvestment of all dividends and/or distributions. 3 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares were first sold; therefore, lifetime results are not available.
4 Lipper General Municipal Debt Funds Average represents funds that invest in municipal debt issues in the top four rating categories. The results of the underlying funds in the average include brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

Tax-exempt income funds / Prospectus

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                                 1 YEAR  5 YEARS   LIFETIME/1/
-------------------------------------------------
 CLASS A -- FIRST SOLD 9/26/94
 Before taxes                                    6.24%    4.68%       6.82%
 After taxes on distributions                    6.24     4.67        6.68
 After taxes on distributions and sale of fund   5.79     4.75        6.60
shares





                                       1 YEAR   LIFETIME/1/
---------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                          5.51%       5.96%
------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                          5.38        5.03
------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/19/01
 Before taxes                          6.14        5.74





                                       1 YEAR      5 YEARS       LIFETIME/1/
-------------------------------------
 INDEXES (BEFORE TAXES)/2/
 Lehman Brothers Municipal Bond        5.31%        5.83%           6.97%
Index/3/
 Lipper High Yield Municipal Debt      6.39         3.43            5.40
Funds Average/4/
 Class A distribution rate at December 31, 2003: 4.55%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Index returns reflect the reinvestment of all dividends and/or distributions. 3 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
4 Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                           Tax-exempt income funds / Prospectus

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
---------------------------------------
 CLASS A -- FIRST SOLD 10/6/93
 Before taxes                          4.28%    4.79%    5.01%        5.24%
 After taxes on distributions          4.28     4.79     5.01          N/A
 After taxes on distributions and      3.96     4.67     4.91          N/A
sale of fund shares





                                  1 YEAR   LIFETIME/1/
----------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     3.57%       5.61%
-------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                     3.43        4.41
-------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                     4.19        5.13





                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-----------------------------------
 INDEXES (BEFORE TAXES)/2/
 Lehman Brothers (7-Year)           5.45%    5.92%      5.85%        5.84%
Municipal Bond Index/3/
 Lipper Intermediate Municipal      4.01     4.87       5.08         5.11
Debt Funds Average/4/
 Class A distribution rate at December 31, 2003: 3.22%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Index returns reflect the reinvestment of all dividends and/or distributions. 3 Lehman Brothers (7-Year) Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
4 Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

Tax-exempt income funds / Prospectus

THE TAX-EXEMPT FUND OF CALIFORNIA


 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 10/28/86
 Before taxes                          4.83%    5.13%    5.58%        6.54%
 After taxes on distributions          4.83     5.06     5.49          N/A
 After taxes on distributions and      4.63     5.00     5.44          N/A
sale of fund shares
-------------------------------------------------------------------------------






                                   1 YEAR   LIFETIME/1/
--------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                      4.08%       6.19%
--------------------------------------------------------
 CLASS C -- FIRST SOLD 3/19/01
 Before taxes                      3.92        4.48
--------------------------------------------------------
 CLASS F -- FIRST SOLD 3/20/01
 Before taxes                      4.69        5.23
--------------------------------------------------------






                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)/2/
 Lehman Brothers Municipal Bond     5.31%    5.83%      6.03%        7.25%
Index/3/
 Lipper California Municipal Debt   4.23     4.61       5.30         6.52
Funds Average/4/
 Class A distribution rate at December 31, 2003: 4.20%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Index returns reflect the reinvestment of all dividends and/or distributions. 3 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
4 Lipper California Municipal Debt Funds Average represents funds that limit their assets to those securities that provide income that is exempt from taxation in California. The results of the underlying funds in the average include brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                           Tax-exempt income funds / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds' portfolio transactions. The investment adviser strives to obtain best execution on the funds' equity and/or fixed income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the funds' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the funds' portfolio transactions.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion

Tax-exempt income funds / Prospectus
of a fund's portfolio. Investment decisions are made within the parameters established by the fund's objective(s), policies and restrictions under the oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by investment results bonuses, salary and profit-sharing will vary depending on the individual's results, contributions to the organization, as well as other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.

The primary individual portfolio counselors for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California are:




 PORTFOLIO COUNSELOR                 PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND/FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THE FUNDS     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 BRENDA S. ELLERIN                                             Senior Vice President, Capital Research
                                                               Company
 LIMITED TERM TAX-                          8 years            Investment professional for 15 years in
 EXEMPT BOND FUND                                              total; 13 years with Capital Research and
 OF AMERICA                                                    Management Company or affiliate
 President and Trustee

 THE TAX-EXEMPT BOND FUND OF               6 years
 AMERICA                             (plus 6 years prior
 Senior Vice President             experience as a research
                                  professional for the fund)
 AMERICAN HIGH-INCOME                      6 years
 MUNICIPAL BOND FUND                 (plus 4 years prior
 Vice President                    experience as a research
                                  professional for the fund)
-----------------------------------------------------------------------------------------------------------
 DAVID A. HOAG                                                 Senior Vice President, Capital Research
                                                               Company
 AMERICAN HIGH-INCOME MUNICIPAL            8 years             Investment professional for 16 years in
 BOND FUND                           (plus 2 years prior       total; 13 years with Capital Research and
 Executive Vice President          experience as a research    Management Company or affiliate
                                  professional for the fund)
 NEIL L. LANGBERG                                              Vice President - Investment Management
                                                               Group, Capital Research and Management
                                                               Company
 THE TAX-EXEMPT BOND FUND OF               25 years            Investment professional for 26 years, all
 AMERICA                                                       with Capital Research and Management Company
 President and Director                                        or affiliate

 THE TAX-EXEMPT FUND OF                    18 years
 CALIFORNIA
 Senior Vice President

 LIMITED TERM TAX-EXEMPT BOND              11 years
 FUND OF AMERICA
 Senior Vice President

 AMERICAN HIGH-INCOME MUNICIPAL            10 years
 BOND FUND
 Senior Vice President

-----------------------------------------------------------------------------------------------------------

 EDWARD B. NAHMIAS                                             Executive Vice President and Director,
                                                               Capital Research Company
 THE TAX-EXEMPT FUND OF                    6 years             Investment professional for 15 years in
 CALIFORNIA                                                    total; 8 years with Capital Research and
 Vice President                                                Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 KARL J. ZEILE                                                 Vice President, Capital Research Company

 LIMITED TERM TAX-EXEMPT BOND              2 years             Investment professional for 13 years in
 FUND OF AMERICA                                               total; 5 years with Capital Research and
                                                               Management Company or affiliate
 THE TAX-EXEMPT FUND OF                     1 year
 CALIFORNIA

 THE TAX-EXEMPT BOND FUND OF                1 year
 AMERICA                             (plus 4 years prior
                                   experience as a research
                                  professional for the fund)

                                           Tax-exempt income funds / Prospectus

[This page is intentionally left blank for this filing.]

Tax-exempt income funds / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the funds' transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133



A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. These documents are available by writing or calling American Funds Service Company.

                                           Tax-exempt income funds / Prospectus

Choosing a share class

Each fund offers different classes of shares through this prospectus. Shares of each fund may be purchased through various investment programs or accounts. HOWEVER, TAX-EXEMPT FUNDS SHOULD GENERALLY NOT SERVE AS INVESTMENTS FOR TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS. The services or share classes available to you may vary depending upon how you wish to purchase shares of a fund.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF A FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future;

.. availability of share classes

 -- Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans; and

 -- Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with each fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

Tax-exempt income funds / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge     up to 3.75% (reduced for purchases of $100,000 or
                          more and eliminated for purchases of $1 million or
                          more)
 Contingent deferred      none (except a charge of 1.00% applies on certain
 sales charge             redemptions made within one year following purchases
                          of $1 million or more made without an initial sales
                          charge)
 12b-1 fees               up to .25% annually for The Tax-Exempt Bond Fund of
                          America and The Tax-Exempt Fund of California, and up
                          to .30% annually for American High-Income Municipal
                          Bond Fund and Limited Term Tax-Exempt Bond Fund of
                          America
 Dividends                generally higher than other classes due to lower
                          annual expenses
 Purchase maximum         none
 Conversion               none

 CLASS B SHARES
 Initial sales charge     none
 Contingent deferred      starts at 5.00% and declines until it reaches 0%
 sales charge             after six years
 12b-1 fees               1.00% annually
 Dividends                generally lower than A and F shares due to higher
                          12b-1 fees and other expenses, but higher than C
                          shares due to lower other expenses
 Purchase maximum         $100,000
 Conversion               automatic conversion to A shares after eight years,
                          reducing future annual expenses

 CLASS C SHARES
 Initial sales charge     none
 Contingent deferred      1.00% if shares are sold within one year after
 sales charge             purchase
 12b-1 fees               1.00% annually
 Dividends                generally lower than other classes due to higher
                          12b-1 fees and other expenses
 Purchase maximum         $500,000
 Conversion               automatic conversion to F shares after 10 years,
                          reducing future annual expenses

 CLASS F SHARES
 Initial sales charge     none
 Contingent deferred      none
 sales charge
 12b-1 fees               currently .25% annually (may not exceed .50%
                          annually)
 Dividends                generally higher than B and C shares due to lower
                          12b-1 fees, but lower than A shares due to higher
                          other expenses
 Purchase maximum         none
 Conversion               none

                                           Tax-exempt income funds / Prospectus

Purchase and exchange of shares

EACH FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS. The Tax-Exempt Fund of California is intended primarily for taxable residents of California and may not be appropriate for residents of other states and tax-exempt entities. The Tax-Exempt Fund of California is qualified for sale only in California and other jurisdictions that do not require qualification.

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.


EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, EACH FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUNDS OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS MAY BE REJECTED.

THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE

Tax-exempt income funds / Prospectus

INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


 PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account with The Tax-Exempt Bond Fund of America,
 American High-
 Income Municipal Bond Fund or Limited Term Tax-Exempt Bond Fund of   $    250
 America
                                                                     ----------
 To establish an account with The Tax-Exempt Fund of California          1,000
-------------------------------------------------------------------------------
 To add to an account                                                       50
                                                                     ----------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                   100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                   500,000



VALUING SHARES

The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, each fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                           Tax-exempt income funds / Prospectus

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------


EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

Tax-exempt income funds / Prospectus

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%



For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you may face certain tax consequences as a result.

CLASS F SHARES

Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to

                                           Tax-exempt income funds / Prospectus
receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your American Funds and American Legacy/(R)/ investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). You should retain any records necessary to substantiate the historical amounts you have invested. In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your Class A sales charge. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

Tax-exempt income funds / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, investments made under a right of reinvestment, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

                                           Tax-exempt income funds / Prospectus

Individual Retirement Account (IRA) rollovers

EACH FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS.

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the funds' current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

Plans of distribution

Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's Board of Directors/Trustees. The plans provide for annual expenses of up to .25% for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California and .30% for American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America for Class A shares, 1.00% for Class B and C shares, and up to .50% for Class F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds

Tax-exempt income funds / Prospectus

Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's fund sales by that dealer and (b) .02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers outside the top 75 firms.

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

                                           Tax-exempt income funds / Prospectus

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or each fund may be liable for losses due to unauthorized or fraudulent instructions.

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

Tax-exempt income funds / Prospectus

Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of these funds or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, each fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. Each fund's distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by those funds.

It is anticipated that the federally exempt-interest dividends paid by The Tax-Exempt Fund of California and derived from interest on bonds exempt from California income tax will also be exempt from California state income tax. To the extent the fund's dividends are derived from interest on debt obligations other than California municipal securities, however, such dividends will be subject to state income tax.

Moreover, any federally taxable dividends and capital gains distributions from The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from each fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                           Tax-exempt income funds / Prospectus

Financial highlights

The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). The information for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America has been audited by PricewaterhouseCoopers LLP and the information for The Tax-Exempt Fund of California has been audited by Deloitte & Touche LLP. The independent registered public accounting firms' reports, along with each fund's financial statements, are included in the statement of additional information for the funds, which is available upon request.


THE TAX-EXEMPT BOND FUND OF AMERICA/1/


                                                     INCOME (LOSS) FROM INVESTMENT
                                                             OPERATIONS/2/                      DIVIDENDS AND DISTRIBUTIONS
                                                                  Net
                                                             gains (losses)
                                      Net asset              on securities               Dividends                       Total
                                       value,       Net      (both realized  Total from  (from net   Distributions     dividends
                                      beginning  investment       and        investment  investment      (from            and
                                      of period    income     unrealized)    operations   income)    capital gains)  distributions
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2004                  $12.17       $.53         $ .33         $ .86       $(.52)        $  --          $(.52)
 Year ended 8/31/2003                   12.41        .54          (.22)          .32        (.54)         (.02)          (.56)
 Year ended 8/31/2002                   12.38        .57           .06           .63        (.57)         (.03)          (.60)
 Year ended 8/31/2001                   11.81        .60           .57          1.17        (.60)           --           (.60)
 Year ended 8/31/2000                   11.86        .60          (.01)          .59        (.60)         (.04)          (.64)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2004                   12.17        .44           .33           .77        (.43)           --           (.43)
 Year ended 8/31/2003                   12.41        .44          (.22)          .22        (.44)         (.02)          (.46)
 Year ended 8/31/2002                   12.38        .48           .06           .54        (.48)         (.03)          (.51)
 Year ended 8/31/2001                   11.81        .52           .57          1.09        (.52)           --           (.52)
 Period from 3/15/2000 to 8/31/2000     11.50        .21           .34           .55        (.24)           --           (.24)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2004                  $12.17       $.42         $ .33         $ .75       $(.41)        $  --          $(.41)
 Year ended 8/31/2003                   12.41        .43          (.22)          .21        (.43)         (.02)          (.45)
 Year ended 8/31/2002                   12.38        .47           .06           .53        (.47)         (.03)          (.50)
 Period from 3/15/2001 to 8/31/2001     12.10        .21           .29           .50        (.22)           --           (.22)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2004                   12.17        .51           .33           .84        (.50)           --           (.50)
 Year ended 8/31/2003                   12.41        .52          (.22)          .30        (.52)         (.02)          (.54)
 Year ended 8/31/2002                   12.38        .55           .06           .61        (.55)         (.03)          (.58)
 Period from 3/15/2001 to 8/31/2001     12.10        .24           .29           .53        (.25)           --           (.25)




                                                                 Net assets,    Ratio of      Ratio of
                                        Net asset                  end of      expenses to    net income
                                      value, end of    Total       period      average net    to average
                                         period      return/3/  (in millions)    assets      net assets
---------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2004                    $12.51        7.17%       $3,083          .61%         4.23%
 Year ended 8/31/2003                     12.17        2.55         2,905          .61          4.33
 Year ended 8/31/2002                     12.41        5.31         2,689          .63          4.73
 Year ended 8/31/2001                     12.38       10.22         2,202          .66          5.00
 Year ended 8/31/2000                     11.81        5.27         1,831          .67          5.22
---------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2004                     12.51        6.38           119         1.36          3.48
 Year ended 8/31/2003                     12.17        1.79           114         1.37          3.56
 Year ended 8/31/2002                     12.41        4.53            81         1.38          3.91
 Year ended 8/31/2001                     12.38        9.45            26         1.40          4.06
 Period from 3/15/2000 to 8/31/2000       11.81        4.89             3          .64          1.99
---------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2004                    $12.51        6.24%       $  134         1.49%         3.34%
 Year ended 8/31/2003                     12.17        1.66           120         1.50          3.43
 Year ended 8/31/2002                     12.41        4.40            82         1.51          3.79
 Period from 3/15/2001 to 8/31/2001       12.38        4.20            15          .73          1.77
---------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2004                     12.51        7.02           120          .75          4.09
 Year ended 8/31/2003                     12.17        2.41            68          .75          4.19
 Year ended 8/31/2002                     12.41        5.15            42          .78          4.54
 Period from 3/15/2001 to 8/31/2001       12.38        4.45             7          .40          2.11


Tax-exempt income funds / Prospectus

                                           YEAR ENDED AUGUST 31
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        8%          8%          8%         21%          29%
OF SHARES



1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.


                                           Tax-exempt income funds / Prospectus

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND/1/


                                                       INCOME FROM INVESTMENT OPERATIONS/2/        DIVIDENDS AND DISTRIBUTIONS

                                                                       Net
                                                                  gains (losses)
                                           Net asset              on securities               Dividends                     Total
                                            value,       Net      (both realized  Total from  (from net   Distributions   dividends
                                           beginning  investment       and        investment  investment      (from          and
                                           of period    income     unrealized)    operations   income)    capital gains) distributio
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2004                       $14.98       $.71         $ .24         $ .95       $(.70)        $  --         $(.70)
 Year ended 7/31/2003                        15.28        .77          (.31)          .46        (.76)           --          (.76)
 Year ended 7/31/2002                        15.35        .84          (.08)          .76        (.83)           --          (.83)
 Year ended 7/31/2001                        14.87        .83           .48          1.31        (.83)           --          (.83)
 Year ended 7/31/2000                        15.49        .82          (.58)          .24        (.83)         (.03)         (.86)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2004                        14.98        .61           .24           .85        (.60)           --          (.60)
 Year ended 7/31/2003                        15.28        .66          (.31)          .35        (.65)           --          (.65)
 Year ended 7/31/2002                        15.35        .73          (.08)          .65        (.72)           --          (.72)
 Year ended 7/31/2001                        14.87        .71           .50          1.21        (.73)           --          (.73)
 Period from 3/15/2000 to 7/31/2000          14.79        .23           .14           .37        (.29)           --          (.29)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2004                        14.98        .59           .24           .83        (.58)           --          (.58)
 Year ended 7/31/2003                        15.28        .64          (.31)          .33        (.63)           --          (.63)
 Year ended 7/31/2002                        15.35        .71          (.08)          .63        (.70)           --          (.70)
 Period from 3/15/2001 to 7/31/2001          15.11        .25           .25           .50        (.26)           --          (.26)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2004                        14.98        .70           .24           .94        (.69)           --          (.69)
 Year ended 7/31/2003                        15.28        .76          (.31)          .45        (.75)           --          (.75)
 Year ended 7/31/2002                        15.35        .82          (.08)          .74        (.81)           --          (.81)
 Period from 3/19/2001 to 7/31/2001          15.12        .26           .25           .51        (.28)           --          (.28)

                                                                                     Ratio of     Ratio of
                                                                                     expenses     expenses
                                                                                    to average   to average
                                                                      Net assets,   net assets   net assets     Ratio of
                                             Net asset                  end of        before       after        net income
                                           value, end of    Total       period        reim-        reim-        to average
                                              period      return/3/  (in millions)  bursement   bursement/4/   net assets
---------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2004                         $15.23        6.45%       $1,108         .74%         .74%          4.67%
 Year ended 7/31/2003                          14.98        3.06           955         .77          .77           5.08
 Year ended 7/31/2002                          15.28        5.10           823         .77          .77           5.43
 Year ended 7/31/2001                          15.35        9.14           650         .80          .80           5.50
 Year ended 7/31/2000                          14.87        1.61           550         .80          .80           5.53
---------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2004                          15.23        5.71            60        1.45         1.45           3.96
 Year ended 7/31/2003                          14.98        2.34            52        1.47         1.47           4.34
 Year ended 7/31/2002                          15.28        4.37            31        1.47         1.47           4.68
 Year ended 7/31/2001                          15.35        8.45            11        1.48         1.48           4.72
 Period from 3/15/2000 to 7/31/2000            14.87        3.16             2         .55          .55           1.77
---------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2004                          15.23        5.59            70        1.57         1.57           3.83
 Year ended 7/31/2003                          14.98        2.21            56        1.59         1.59           4.19
 Year ended 7/31/2002                          15.28        4.22            28        1.59         1.59           4.53
 Period from 3/15/2001 to 7/31/2001            15.35        3.34             4         .59          .59           1.75
---------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2004                          15.23        6.35            46         .82          .82           4.55
 Year ended 7/31/2003                          14.98        2.96            24         .85          .85           4.91
 Year ended 7/31/2002                          15.28        4.96            13         .88          .88           5.26
 Period from 3/19/2001 to 7/31/2001            15.35        3.43             1         .35          .35           1.88




                                            YEAR ENDED JULY 31
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        6%          7%         12%         18%          33%
OF SHARES



1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Reflects the impact, if any, of certain reimbursements and payments from Capital Research and Management Company, including any voluntarily reduced fees for investment advisory services, on the fund's disclosed expense ratios.

Tax-exempt income funds / Prospectus

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA/1/


                                                           INCOME FROM INVESTMENT OPERATIONS/2/

                                                                           Net
                                                                      gains (losses)
                                               Net asset              on securities               Dividends
                                                value,       Net      (both realized  Total from  (from net     Net asset
                                               beginning  investment       and        investment  investment  value, end of   Total
                                               of period    income     unrealized)    operations   income)       period     return/3
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2004                           $15.17       $.51         $ .16         $ .67       $(.51)       $15.33       4.40%
 Year ended 7/31/2003                            15.28        .52          (.11)          .41        (.52)        15.17       2.71
 Year ended 7/31/2002                            15.08        .58           .20           .78        (.58)        15.28       5.32
 Year ended 7/31/2001                            14.43        .62           .65          1.27        (.62)        15.08       8.99
 Year ended 7/31/2000                            14.62        .62          (.19)          .43        (.62)        14.43       3.09
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2004                            15.17        .40           .16           .56        (.40)        15.33       3.69
 Year ended 7/31/2003                            15.28        .42          (.11)          .31        (.42)        15.17       1.98
 Year ended 7/31/2002                            15.08        .47           .20           .67        (.47)        15.28       4.52
 Year ended 7/31/2001                            14.43        .48           .69          1.17        (.52)        15.08       8.24
 Period from 3/15/2000 to 7/31/2000              14.27        .16           .21           .37        (.21)        14.43       2.59
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2004                            15.17        .38           .16           .54        (.38)        15.33       3.55
 Year ended 7/31/2003                            15.28        .40          (.11)          .29        (.40)        15.17       1.86
 Year ended 7/31/2002                            15.08        .45           .20           .65        (.45)        15.28       4.38
 Period from 3/15/2001 to 7/31/2001              14.92        .15           .17           .32        (.16)        15.08       2.14
------------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2004                            15.17        .49           .16           .65        (.49)        15.33       4.32
 Year ended 7/31/2003                            15.28        .51          (.11)          .40        (.51)        15.17       2.61
 Year ended 7/31/2002                            15.08        .55           .20           .75        (.55)        15.28       5.11
 Period from 3/15/2001 to 7/31/2001              14.92        .16           .19           .35        (.19)        15.08       2.34

                                                               Ratio of     Ratio of
                                                               expenses     expenses
                                                              to average   to average
                                                Net assets,   net assets   net assets     Ratio of
                                                  end of        before       after        net income
                                                  period        reim-        reim-        to average
                                               (in millions)  bursement   bursement/4/   net assets
-----------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2004                              $793          .68%         .66%          3.27%
 Year ended 7/31/2003                               738          .71          .66           3.37
 Year ended 7/31/2002                               497          .75          .70           3.86
 Year ended 7/31/2001                               306          .80          .75           4.18
 Year ended 7/31/2000                               258          .81          .75           4.33
-----------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2004                                52         1.38         1.37           2.57
 Year ended 7/31/2003                                51         1.40         1.35           2.63
 Year ended 7/31/2002                                17         1.45         1.40           3.06
 Year ended 7/31/2001                                 2         1.60         1.59           3.24
 Period from 3/15/2000 to 7/31/2000                   1          .71          .61           1.23
-----------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2004                               107         1.51         1.50           2.43
 Year ended 7/31/2003                               106         1.54         1.49           2.51
 Year ended 7/31/2002                                49         1.58         1.52           2.92
 Period from 3/15/2001 to 7/31/2001                   4          .75          .75           1.05
-----------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2004                                33          .76          .75           3.17
 Year ended 7/31/2003                                29          .79          .74           3.27
 Year ended 7/31/2002                                13          .87          .82           3.69
 Period from 3/15/2001 to 7/31/2001                   2          .60          .60           1.18




                                         YEAR ENDED JULY 31
                          2004       2003       2002       2001        2000
-------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       10%        10%        9%         21%         34%
OF SHARES



1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.

4 Reflects the impact, if any, of certain reimbursements and payments from Capital Research and Management Company, including any voluntarily reduced fees for investment advisory services, on the fund's disclosed expense ratios.
                                           Tax-exempt income funds / Prospectus

THE TAX-EXEMPT FUND OF CALIFORNIA/1/


                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                                 Net
                                                            gains (losses)
                                     Net asset              on securities               Dividends                       Total
                                      value,       Net      (both realized  Total from  (from net   Distributions     dividends
                                     beginning  investment       and        investment  investment      (from            and
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2004                 $16.20       $.69         $ .46         $1.15       $(.69)        $  --          $(.69)
 Year ended 8/31/2003                  16.54        .69          (.34)          .35        (.69)           --           (.69)
 Year ended 8/31/2002                  16.56        .70           .04           .74        (.70)         (.06)          (.76)
 Year ended 8/31/2001                  16.00        .74           .63          1.37        (.76)         (.05)          (.81)
 Year ended 8/31/2000                  15.72        .74           .31          1.05        (.74)         (.03)          (.77)
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2004                  16.20        .57           .46          1.03        (.57)           --           (.57)
 Year ended 8/31/2003                  16.54        .57          (.34)          .23        (.57)           --           (.57)
 Year ended 8/31/2002                  16.56        .58           .04           .62        (.58)         (.06)          (.64)
 Year ended 8/31/2001                  16.00        .62           .63          1.25        (.64)         (.05)          (.69)
 Period from 3/15/2000 to 8/31/2000    15.38        .24           .67           .91        (.29)           --           (.29)
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2004                  16.20        .55           .46          1.01        (.55)           --           (.55)
 Year ended 8/31/2003                  16.54        .55          (.34)          .21        (.55)           --           (.55)
 Year ended 8/31/2002                  16.56        .56           .04           .60        (.56)         (.06)          (.62)
 Period from 3/19/2001 to 8/31/2001    16.27        .25           .29           .54        (.25)           --           (.25)
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2004                  16.20        .67           .46          1.13        (.67)           --           (.67)
 Year ended 8/31/2003                  16.54        .67          (.34)          .33        (.67)           --           (.67)
 Year ended 8/31/2002                  16.56        .67           .04           .71        (.67)         (.06)          (.73)
 Period from 3/20/2001 to 8/31/2001    16.27        .29           .29           .58        (.29)           --           (.29)



                                                                Net assets,    Ratio of      Ratio of
                                       Net asset                  end of      expenses to    net income
                                     value, end of    Total       period      average net    to average
                                        period      return/3/  (in millions)    assets      net assets
--------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2004                   $16.66        7.22%        $622           .70%         4.21%
 Year ended 8/31/2003                    16.20        2.12          553           .68          4.19
 Year ended 8/31/2002                    16.54        4.66          542           .68          4.34
 Year ended 8/31/2001                    16.56        8.83          470           .69          4.62
 Year ended 8/31/2000                    16.00        6.98          394           .72          4.78
--------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2004                    16.66        6.45           24          1.45          3.46
 Year ended 8/31/2003                    16.20        1.36           21          1.43          3.32
 Year ended 8/31/2002                    16.54        3.88           14          1.42          3.53
 Year ended 8/31/2001                    16.56        8.04            4          1.43          3.80
 Period from 3/15/2000 to 8/31/2000      16.00        5.99            1           .67          1.77
--------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2004                    16.66        6.30           49          1.58          3.31
 Year ended 8/31/2003                    16.20        1.22           38          1.56          3.27
 Year ended 8/31/2002                    16.54        3.73           21          1.55          3.37
 Period from 3/19/2001 to 8/31/2001      16.56        3.34            3           .73          1.55
--------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2004                    16.66        7.07           16           .83          4.04
 Year ended 8/31/2003                    16.20        1.97           10           .82          4.03
 Year ended 8/31/2002                    16.54        4.47            7           .83          4.14
 Period from 3/20/2001 to 8/31/2001      16.56        3.65            1           .42          1.86




                                           YEAR ENDED AUGUST 31
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        8%         16%         11%         27%          42%
OF SHARES



1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
Tax-exempt income funds / Prospectus

Appendix

MOODY'S INVESTORS SERVICE
MUNICIPAL LONG-TERM RATING DEFINITIONS

Moody's Investors Service ("Moody's") rates the long-term debt securities issued by U.S. municipal and tax-exempt entities from Aaa to C. Moody's appends the numerical modifiers 1, 2 and 3 in each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Ratings are described as follows:

Aaa -- Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa -- Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A -- Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa -- Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba -- Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B -- Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa -- Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca -- Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C -- Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

STANDARD & POOR'S CORPORATION
LONG-TERM ISSUE CREDIT RATINGS

Standard & Poor's Corporation ("S&P") rates the long-term debt securities of various entities in categories ranging from AAA to D according to quality. The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:

AAA -- An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                                           Tax-exempt income funds / Prospectus

AA -- An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C -- Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Tax-exempt income funds / Prospectus

NOTES

                                           Tax-exempt income funds / Prospectus

  [logo - American Funds (r)]

                                         The right choice for the long term/(R)/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
          FOR 24                   American FundsLine/(R)/
          -HOUR INFORMATION        800/325-3590
                                   americanfunds.com
         Telephone conversations may be recorded or monitored for
         verification, recordkeeping and quality-assurance
         purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the funds' investment strategies, and the independent registered public accounting firms' reports (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.















 [logo - recycled bug]

                                           Investment Company File No. 811-2421
                                           Investment Company File No. 811-8576
Printed on recycled paper                  Investment Company File No. 811-7888
MFGEPR-965-1104 Litho in USA               Investment Company File No. 811-4694
CGD/MC/8020
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management      Capital International     Capital Guardian       Capital Bank and Trust

[logo - American Funds (r)]


                                         The right choice for the long term/(R)/




The Tax-Exempt Bond Fund of America/(R)/
American High-Income Municipal Bond Fund/(R)/
Limited Term Tax-Exempt Bond Fund of America/SM/
The Tax-Exempt Fund of California/(R)/


 PROSPECTUS
 ADDENDUM





 November 1, 2004



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Class R-5 shares of The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company./SM// /Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for these funds.

Fees and expenses of the funds -- pages 11-13

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                    CLASS R-5
-------------------------------------------------------------------------------
 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none






 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                CLASS R-5
 THE TAX-EXEMPT BOND FUND OF AMERICA
----------------------------------------------------------------------
 Management fees                                  0.31%
                                               -------------
 Distribution and/or service (12b-1) fees         none
------------------------------------------------------------
 Other expenses                                   0.12
------------------------------------------------------------
 Total annual fund operating expenses             0.43
----------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 Management fees                                  0.37%
------------------------------------------------------------
 Distribution and/or service (12b-1) fees         none
------------------------------------------------------------
 Other expenses                                   0.14
------------------------------------------------------------
 Total annual fund operating expenses             0.51
----------------------------------------------------------------------
 Expense reimbursement/1/                         0.00
----------------------------------------------------------------------
 Net expenses                                     0.51
----------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
 Management fees                                  0.31%
 Distribution and/or service (12b-1) fees         none
 Other expenses                                   0.15
 Total annual fund operating expenses             0.46
 Expense reimbursement/2/                         0.02
 Net expenses                                     0.44
----------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
 Management fees                                  0.37%
 Distribution and/or service (12b-1) fees         none
 Other expenses                                   0.16
 Total annual fund operating expenses             0.53

1 Capital Research and Management Company voluntarily reduced fees for investment advisory services. The reduction in fees was nominal for all share classes and did not impact the disclosed net expense ratios of the fund.
2 Capital Research and Management Company voluntarily reduced fees for investment advisory services.

EXAMPLES

The examples below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that each fund's operating expenses remain the same as shown on the previous page.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:



                                          1 YEAR  3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA
 Class R-5                                 $44    $    138   $241       $542
-------------------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND
FUND
 Class R-5/*/                               52         164    285        640
-------------------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF
AMERICA
-------------------------------------------------------------------------------
 Class R-5/*/                               45         141    246        555
-------------------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
-------------------------------------------------------------------------------
 Class R-5                                  54         170    296        665
-------------------------------------------------------------------------------



* Reflects fees for investment advisory services voluntarily reduced by Capital Research and Management Company.

Purchase and exchange of shares -- pages 27-28

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the funds are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the funds.

Sales charges -- pages 28-30

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of Class R-5 shares.

Financial highlights -- pages 37-41

The Financial Highlights tables are intended to help you understand each fund's results. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). The information for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America has been audited by PricewaterhouseCoopers LLP and the information for The Tax-Exempt Fund of California has been audited by Deloitte & Touche LLP. The independent registered public accounting firms' reports, along with each fund's financial statements, are included in the statement of additional information for the funds, which is available upon request.



                                                    INCOME FROM INVESTMENT OPERATIONS/2/
                                                                     Net
                                                                gains (losses)
                                        Net asset               on securities
                                         value,       Net      (both realized   Total from
                                        beginning  investment        and        investment
                                        of period    income      unrealized)    operations
--------------------------------------------------------------------------------------------
CLASS R-5:
THE TAX-EXEMPT BOND FUND OF AMERICA/1/
 Year ended 8/31/2004                    $12.17       $.55         $ .33           $.88
 Year ended 8/31/2003                     12.41        .56          (.22)           .34
 Period from 7/15/2002 to 8/31/2002       12.33        .07           .08            .15
                                               DIVIDENDS AND DISTRIBUTIONS


                                        Dividends                       Total                              Net assets,
                                        (from net   Distributions     dividends      Net asset               end of
                                        investment      (from            and       value, end of  Total      period
                                         income)    capital gains)  distributions     period      return  (in millions)
-------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
THE TAX-EXEMPT BOND FUND OF AMERICA/1/
 Year ended 8/31/2004                     $(.54)        $  --          $(.54)         $12.51      7.34%        $46
 Year ended 8/31/2003                      (.56)         (.02)          (.58)          12.17      2.72          38
 Period from 7/15/2002 to 8/31/2002        (.07)           --           (.07)          12.41      1.23          37



                                         Ratio of     Ratio of net
                                        expenses to      income
                                        average net    to average
                                          assets       net assets
-------------------------------------------------------------------
CLASS R-5:
THE TAX-EXEMPT BOND FUND OF AMERICA/1/
 Year ended 8/31/2004                      .43%          4.41%
 Year ended 8/31/2003                      .44           4.51
 Period from 7/15/2002 to 8/31/2002        .06            .59






                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                                 Net
                                                                 gains
                                                               (losses)
                                                                  on
                                                              securities
                                     Net asset                  (both                   Dividends                       Total
                                      value,        Net        realized    Total from   (from net   Distributions     dividends
                                     beginning  investment       and       investment   investment      (from            and
                                     of period    income     unrealized)   operations    income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND/1/
 Year ended 7/31/2004                 $14.98       $.75         $ .24         $.99        $(.74)          --           $(.74)
 Year ended 7/31/2003                  15.28        .80          (.31)         .49         (.79)          --            (.79)
 Period from 7/15/2002 to 7/31/2002    15.30        .03          (.02)         .01         (.03)          --            (.03)



                                                                        Ratio of      Ratio of
                                                                       expenses to  expenses to
                                                                       average net  average net
                                     Net asset           Net assets,     assets        assets      Ratio of net
                                      value,               end of        before        after          income
                                      end of    Total      period         reim-        reim-        to average
                                      period    return  (in millions)   bursement   bursement/3/    net assets
----------------------------------------------------------------------------------------------------------------
CLASS R-5:
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND/1/
 Year ended 7/31/2004                 $15.23    6.68%        27%          .51%          .51%          4.90%
 Year ended 7/31/2003                  14.98    3.29         14           .53           .53           5.19
 Period from 7/15/2002 to 7/31/2002    15.28     .09          4           .02           .02            .23

                                                        INCOME FROM INVESTMENT OPERATIONS/2/

                                                                         Net
                                                                    gains (losses)
                                            Net asset               on securities               Dividends
                                             value,       Net      (both realized   Total from  (from net     Net asset
                                            beginning  investment        and        investment  investment  value, end of  Total
                                            of period    income      unrealized)    operations   income)       period      return
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
LIMITED TERM TAX-EXEMPT FUND OF AMERICA/1/
 Year ended 7/31/2004                        $15.17       $.54         $ .16           $.70       $(.54)       $15.33      4.63%
 Year ended 7/31/2003                         15.28        .56          (.11)           .45        (.56)        15.17      2.93
 Period from 7/15/2002 to 7/31/2002           15.27        .02           .01            .03        (.02)        15.28       .23

                                                            Ratio of      Ratio of
                                                           expenses to  expenses to
                                                           average net  average net
                                             Net assets,     assets        assets      Ratio of net
                                               end of        before        after          income
                                               period         reim-        reim-        to average
                                            (in millions)   bursement   bursement/3/    net assets
----------------------------------------------------------------------------------------------------
CLASS R-5:
LIMITED TERM TAX-EXEMPT FUND OF AMERICA/1/
 Year ended 7/31/2004                            $50          .46%          .44%          3.49%
 Year ended 7/31/2003                             40          .49           .44           3.61
 Period from 7/15/2002 to 7/31/2002               27          .02           .02            .16






                                                  INCOME FROM INVESTMENT OPERATIONS/2/
                                                                   Net
                                                              gains (losses)
                                      Net asset               on securities
                                       value,       Net      (both realized   Total from
                                      beginning  investment        and        investment
                                      of period    income      unrealized)    operations
------------------------------------------------------------------------------------------
CLASS R-5:
THE TAX-EXEMPT FUND OF CALIFORNIA/1/
 Year ended 8/31/2004                  $16.20       $.72         $ .46          $1.18
 Year ended 8/31/2003                   16.54        .72          (.34)           .38
 Period from 7/15/2002 to 8/31/2002     16.39        .09           .15            .24
                                             DIVIDENDS AND DISTRIBUTIONS


                                      Dividends                       Total                              Net assets,
                                      (from net   Distributions     dividends      Net asset               end of
                                      investment      (from            and       value, end of  Total      period
                                       income)    capital gains)  distributions     period      return  (in millions)
-----------------------------------------------------------------------------------------------------------------------
CLASS R-5:
THE TAX-EXEMPT FUND OF CALIFORNIA/1/
 Year ended 8/31/2004                   $(.72)          --           $(.72)         $16.66      7.40%        $15
 Year ended 8/31/2003                    (.72)          --            (.72)          16.20      2.29          12
 Period from 7/15/2002 to 8/31/2002      (.09)          --            (.09)          16.54      1.47          25



                                       Ratio of     Ratio of net
                                      expenses to      income
                                      average net    to average
                                        assets       net assets
-----------------------------------------------------------------
CLASS R-5:
THE TAX-EXEMPT FUND OF CALIFORNIA/1/
 Year ended 8/31/2004                    .53%          4.38%
 Year ended 8/31/2003                    .51           4.37
 Period from 7/15/2002 to 8/31/2002      .06            .55

                                         YEAR ENDED JULY 31
                          2004       2003       2002       2001        2000
-------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES
OF SHARES
 AMERICAN HIGH-INCOME       6%         7%        12%        18%         33%
MUNICIPAL BOND FUND
 LIMITED TERM
TAX-EXEMPT FUND OF         10         10          9         21          34
AMERICA






                                        YEAR ENDED AUGUST 31
                          2004       2003       2002       2001        2000
-------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES
OF SHARES
 THE TAX-EXEMPT BOND       8%          8%         8%        21%         29%
FUND OF AMERICA
 THE TAX-EXEMPT FUND       8          16         11         27          42
OF CALIFORNIA





1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Based on average shares outstanding.
3 Reflects the impact, if any, of certain reimbursements and payments from Capital Research and Management Company, including any voluntarily reduced fees for investment advisory services, on the fund's disclosed expense ratios.

                   THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
                 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                  LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
                    THE AMERICAN FUNDS TAX-EXEMPT SERIES II
                      (THE TAX-EXEMPT FUND OF CALIFORNIA)

                                     Part B
                      Statement of Additional Information

                                November 1, 2004

This document is not a prospectus but should be read in conjunction with the current prospectus of The Tax-Exempt Bond Fund of America, Inc. ("TEBF"), American High-Income Municipal Bond Fund, Inc. ("AHIM"), Limited Term Tax-Exempt Bond Fund of America ("LTEX") and The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California ("TEFCA") dated November 1, 2004. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                   The Tax-Exempt Bond Fund of America, Inc.
                 American High-Income Municipal Bond Fund, Inc.
                  Limited Term Tax-Exempt Bond Fund of America
                    The American Funds Tax-Exempt Series II
                      (The Tax-Exempt Fund of California)
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

                             TABLE OF CONTENTS


Item                                                                  Page no.
----                                                                  --------
Certain investment limitations and guidelines . . . . . . . . . . .        2
Description of certain securities and investment techniques . . . .        4
Fundamental policies and investment restrictions. . . . . . . . . .       11
Management of the funds . . . . . . . . . . . . . . . . . . . . . .       19
Execution of portfolio transactions . . . . . . . . . . . . . . . .       44
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .       45
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .       46
Purchase and exchange of shares . . . . . . . . . . . . . . . . . .       49
Sales charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       50
Sales charge reductions and waivers . . . . . . . . . . . . . . . .       52
Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       55
Shareholder account services and privileges . . . . . . . . . . . .       56
General information . . . . . . . . . . . . . . . . . . . . . . . .       59
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       63
Financial statements




                       Tax-Exempt Income Funds -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered AT THE TIME OF PURCHASE, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax.

..    The fund will not invest in securities subject to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or better by Standard & Poor's Corporation ("S&P") or Moody's Investors Service ("Moody's") or unrated but determined to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated BBB or below by S&P and Baa or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest up to 20% of its assets in debt securities rated BB or below by S&P and Ba or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest substantially in securities with maturities in excess of three years.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax (including securities subject to alternative minimum tax).

..    The fund may invest, without limitation, in securities subject to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or below by S&P or Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest at least 50% of its assets in debt securities rated
     BBB or below by S&P or Baa or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in obligations of the same type (however, the fund may not invest 25% or more in municipal securities of the same project type issued by non-governmental entities).


                       Tax-Exempt Income Funds -- Page 2

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax.

..    The fund may invest up to 20% of its assets in securities subject to federal alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or better by S&P or Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated BBB by
     S&P or Baa by Moody's or unrated but determined to be of equivalent quality. The fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or if unrated when its quality becomes equivalent to such a security).

..    The dollar-weighted average effective maturity of the fund's portfolio will be between 3 and 10 years.

..    The maximum dollar-weighted average nominal or stated maturity of the fund's portfolio will be 15 years.

..    The maximum effective maturity of any one security in the fund's portfolio will be 10 years.

..    The maximum nominal or stated maturity of any security in the fund's portfolio will be 25 years.

THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities that are exempt from both federal and California income taxes.

..    The fund may invest up to 20% of its assets in securities subject to alternative minimum taxes.

..    The fund will invest at least 65% of its assets in debt securities rated
     BBB or better by S&P or Baa or better by Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest up to 20% of its assets in debt securities rated BB or below by S&P and Ba or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest substantially in securities with maturities in excess of three years.

                        *     *     *     *     *     *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


                       Tax-Exempt Income Funds -- Page 3

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."


THE TAX-EXEMPT BOND FUND OF AMERICA, AMERICAN HIGH-INCOME MUNICIPAL BOND FUND,
------------------------------------------------------------------------------
LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA AND THE TAX-EXEMPT FUND OF
-----------------------------------------------------------------------
CALIFORNIA
----------

DEBT SECURITIES -- Debt securities are used by issuers to borrow money. Generally, issuers pay investors interest and repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and increase in value until maturity. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to adverse economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the funds would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad


                       Tax-Exempt Income Funds -- Page 4
economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.


The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.


Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.


Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.


MUNICIPAL LEASE OBLIGATIONS -- The funds may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.


                       Tax-Exempt Income Funds -- Page 5

INSURED MUNICIPAL BONDS -- The funds may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the funds or any other party, and is usually purchased from private, non-governmental insurance companies. The credit rating of an insured municipal bond reflects the credit rating of the insurer, based on the insurer's claims-paying ability. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund's shares.


U.S. COMMONWEALTH OBLIGATIONS -- The funds may invest in obligations of the Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal and state income taxes. Adverse political and economic conditions and developments affecting any Commonwealth may, in turn, affect negatively the value of the funds' holdings in such obligations.


ZERO COUPON BONDS -- Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.


PRE-REFUNDED BONDS -- From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.


CASH AND CASH EQUIVALENTS -- These include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.


TEMPORARY INVESTMENTS -- The funds may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of a fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements.


                       Tax-Exempt Income Funds -- Page 6

FORWARD COMMITMENTS -- The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the security from the date of the agreement. When the funds agree to sell such securities, they do not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.


The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations.


VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the funds to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


ADJUSTMENT OF MATURITIES -- The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly. Keeping in mind each fund's objective, the investment adviser may increase each fund's exposure to price volatility when it appears likely to increase current income without undue risk of capital losses.


ISSUE CLASSIFICATION -- Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.


The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the funds to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).


PRIVATE PLACEMENTS -- Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be


                       Tax-Exempt Income Funds -- Page 7
considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by each fund's Board of Directors/Trustees.


RESTRICTED SECURITIES AND LIQUIDITY -- The funds may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the funds' Board of Directors/ Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.


REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited. The funds do not currently intend to engage in this investment practice over the next 12 months.


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, LIMITED TERM TAX-EXEMPT BOND FUND OF
------------------------------------------------------------------------------
AMERICA AND THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------------------

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX -- The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND AND THE TAX-EXEMPT FUND OF CALIFORNIA
------------------------------------------------------------------------------

CONCENTRATION OF INVESTMENTS -- The funds may invest more than 25% of their assets in industrial development bonds.


AHIM may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type which pay interest on their obligations from revenue of similar projects. This may make AHIM more susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuations in the fund's share price also may increase.


                       Tax-Exempt Income Funds -- Page 8

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

MATURITY -- Under normal market conditions, the fund's dollar-weighted average effective portfolio maturity will range between 3 and 10 years. The fund will not purchase any security with an effective maturity of more than 10 years. In calculating effective maturity, a feature such as a put, call or sinking fund will be considered to the extent it results in a security whose market characteristics indicate a maturity of 10 years or less, even though the nominal or stated maturity may be beyond 10 years. The Investment Adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.


Additionally, the fund's dollar-weighted average nominal or stated portfolio maturity will not exceed 15 years, and the fund will not purchase any security with a nominal or stated maturity in excess of 25 years. For purposes of determining nominal or stated maturity, the fund will consider only the techniques approved for such purposes by the staff of the Securities and Exchange Commission which currently do not include any call or sinking fund features but are limited to those described in rule 2a-7(d) under the Investment Company Act of 1940 applicable to money market funds.


THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------

RISK FACTORS RELATING TO CALIFORNIA DEBT OBLIGATIONS -- Because the fund invests primarily in securities issued by the State of California (the "State"), its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State and various local agencies in California, available as of the date of this statement of additional information.


A variety of events, such as economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California's municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the State's economy.


California's economy and general financial condition affect the ability of State and local governments to raise revenues to make timely payments on their obligations. For example, events such as the State's budgetary problems combined with a decrease in tax revenues and an overall slowdown in the economy may adversely impact the fund. Since early 2001, California has faced severe financial challenges, which may continue for several years. The State experienced an economic recession in 2001 and a sluggish recovery in 2002, resulting in a serious erosion of its General Fund tax revenues. Although the State's 2003 Budget Act addressed a substantial portion of the large gap between expenditures and resources, the State Legislative Analyst's Office as of the date of this statement of additional information predicts that, even assuming all savings in the current budget plan are achieved, the State will conclude its 2004-2005 fiscal year with a significant cumulative shortfall absent further corrective action.


Such events can negatively impact the State's credit rating, make it more expensive for the State to borrow money, and impact municipal issuers' ability to pay their obligations. For example, in the


                       Tax-Exempt Income Funds -- Page 9
past various nationally recognized statistical ratings organizations ("NRSROs") have lowered their ratings on California general obligation bonds, making it more expensive for the State to borrow money. Recently, NRSROs have increased such ratings. It is not currently possible to determine whether, or the extent to which, an NRSRO may change such ratings, either up or down, in the future.


California is the most populous state in the nation with a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of the State's significant industries are sensitive to economic disruptions in their export markets. The State's rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.


Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limits ad valorem taxes on real property and restricts local taxing entities' ability to raise real property taxes) and 218 (limits local governments' ability to impose "property related" fees, assessments and taxes) have constrained local governments' ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


                       Tax-Exempt Income Funds -- Page 10

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year.


                                             FISCAL YEAR/PERIOD        PORTFOLIO TURNOVER RATE
------------------------------------------------------------------------------------------------
 TEBF                                               2004                          8%
                                                    2003                          8
------------------------------------------------------------------------------------------------
 AHIM                                               2004                          6
                                                    2003                          7
------------------------------------------------------------------------------------------------
 LTEX                                               2004                         10
                                                    2003                         10
------------------------------------------------------------------------------------------------
 TEFCA                                              2004                          8
                                                    2003                         16
------------------------------------------------------------------------------------------------



See "Financial highlights" in the prospectus for the funds' annual portfolio turnover for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- Each fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a funds' net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Enter into any repurchase agreement if, as a result, more than 10% of the value of the fund's total assets would be subject to repurchase agreements maturing in more than seven days;

3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;


                       Tax-Exempt Income Funds -- Page 11

4. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

5. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

8. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

9.   Invest in companies for the purpose of exercising control or management;

10. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

11. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.


For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

For purposes of Investment Restriction #10, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:


1. The fund may not invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction;


                       Tax-Exempt Income Funds -- Page 12

2. The fund may not invest more than 15% of its net assets in securities which are not readily marketable.

3. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

4.   The fund may not issue senior securities, except as permitted by the 1940
Act.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   Invest in companies for the purpose of exercising control or management;

3. Purchase or sell real estate (including real estate limited partnerships) unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

4. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

5. Engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

6. Make loans in an aggregate amount in excess of 33 1/3% of the value of the fund's total assets, taken at the time any loan is made, provided that the purchase of debt securities pursuant to the fund's investment objective and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction and that loans of portfolio securities may be made;

7. Issue senior securities, except as permitted under the Investment Company Act of 1940;

8. Borrow money, except from banks for temporary or emergency purposes not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

9. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features);


                       Tax-Exempt Income Funds -- Page 13

10. Invest 25% or more of its assets in municipal securities of the same project type issued by non-governmental entities. However, the fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, life care facilities or other purposes. As a result, the fund may be more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. As the concentration in the securities of a particular category of issuer increases, the potential for fluctuation in the value of the fund's shares also increases; nor

11. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax. For this purpose, securities subject to federal alternative minimum tax are considered tax-exempt securities. In the alternative, the fund will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.


NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to lend portfolio securities. However, if such action is authorized by the Board of Directors, loans of portfolio securities as described under "Loans of Portfolio Securities" shall be made in accordance with the terms and conditions therein set forth and consistent with fundamental investment restriction #6;

2. The fund will not invest more than 15% of the value of its net assets in illiquid securities;

3. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other registered management investment companies, except in connection with a merger, consolidation, acquisition, reorganization, or in connection with the implementation of any deferred compensation plan as adopted by the Board of Directors;

4. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5% of total assets.

5.   The fund may not issue senior securities, except as permitted by the 1940
Act.

For the purposes of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.


                       Tax-Exempt Income Funds -- Page 14

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

These restrictions provide that the fund may not:


 1. With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 3. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

 4. Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

 5. Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

 6.  Invest in companies for the purpose of exercising control or management;

 7. Make loans to others except for (a) purchasing debt securities; (b) entering into repurchase agreements; and (c) loaning portfolio securities;

 8. Issue senior securities, except as permitted under the Investment Company Act of 1940;

 9. Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage; nor

10. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features).

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.


                       Tax-Exempt Income Funds -- Page 15

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other investment companies except as permitted by the 1940 Act, as amended.

3. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5%.

4. The fund does not currently intend (at least for the next 12 months) to invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

5. The fund does not currently intend (at least for the next 12 months) to loan portfolio securities.

6.   The fund may not issue senior securities, except as permitted by the 1940
Act.

For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.


THE TAX-EXEMPT FUND OF CALIFORNIA
-------------------------------------

These restrictions provide that the fund may not:

1. Invest more than 5% of the value of its total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

2. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

3. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

4. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;


                       Tax-Exempt Income Funds -- Page 16

5. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

6. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

7. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

8.   Invest in companies for the purpose of exercising control or management;

9. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

10. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

11. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, the issuers of municipal securities and U. S. government obligations are not considered to be part of any industry.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal and California income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal and California income tax.


For the purpose of the fund's investment restrictions, the identification of the issuer of municipal bonds which are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

For purposes of Investment Restriction #9, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:


The fund may not:


1. Invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.

2.   Invest more than 15% of its value of its net assets in illiquid securities.



                       Tax-Exempt Income Funds -- Page 17

3. Invest in securities of other investment companies, except as permitted by the 1940 Act, as amended.

4.   Issue senior securities, except as permitted by the 1940 Act.


                       Tax-Exempt Income Funds -- Page 18

                            MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS/TRUSTEES AND OFFICERS


                                       YEAR FIRST
                                         ELECTED                                            NUMBER OF PORTFOLIOS
                         POSITION     A DIRECTOR/                                             WITHIN THE FUND
                         WITH THE       TRUSTEE          PRINCIPAL OCCUPATION(S) DURING      COMPLEX/2/ OVERSEN
     NAME AND AGE         FUNDS     OF THE FUNDS/1/             PAST FIVE YEARS             BY DIRECTOR/TRUSTEE
------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS/TRUSTEES
------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Director/        1999         Corporate director and author;                14
 Jr.                     Trustee                       former U.S. Ambassador to Spain;
 Age: 70                                               former Vice Chairman,
                                                       Knight-Ridder, Inc.
                                                       (communications company); former
                                                       Chairman and Publisher, The Miami
                                                                               ---------
                                                       Herald
                                                       ------
------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director/   TEBF      1979    Private investor; former President            19
 Christie                Trustee     AHIM      1994    and CEO, The Mission Group
 Age: 71                             LTEX      1993    (non-utility holding company,
                                     TEFCA     1986    subsidiary of Southern California
                                                       Edison Company)
------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Director/        1994         Chairman of the Board and CEO,                12
 Age: 55                 Trustee                       Ecovation, Inc. (organic waste
                                                       management)
------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Director/   TEBF      1989    Chairman of the Board and CEO,                16
 Age: 69                 Trustee     AHIM      1994    Senior Resource Group LLC
                                     LTEX      1993    (development and management of
                                     TEFCA     1989    senior living communities)
------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Director/        1994         President and CEO, Fuller                     14
 Age: 58                 Trustee                       Consulting (financial management
                                                       consulting firm)
------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Director/   TEBF      1991    Chairman of the Board and CEO,                13
 Age: 69                 Trustee     AHIM      1994    AECOM Technology Corporation
                                     LTEX      1993    (engineering, consulting and
                                     TEFCA     1991    professional technical services)
------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Director/        1999         Principal, The Sanchez Family                 12
 Age: 61                 Trustee                       Corporation dba McDonald's
                                                       Restaurants (McDonald's licensee)
------------------------------------------------------------------------------------------------------------------



                         OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE            BY DIRECTOR/TRUSTEE
-----------------------------------------------------
 "NON-INTERESTED" DIRECTORS/TRUSTEES
-----------------------------------------------------
 Richard G. Capen,       Carnival Corporation
 Jr.
 Age: 70
-----------------------------------------------------
 H. Frederick            Ducommun Incorporated;
 Christie                IHOP Corporation;
 Age: 71                 Southwest Water Company;
                         Valero L.P.
-----------------------------------------------------
 Diane C. Creel          Allegheny Technologies;
 Age: 55                 BF Goodrich; Teledyne
                         Technologies
-----------------------------------------------------
 Martin Fenton           None
 Age: 69
-----------------------------------------------------
 Leonard R. Fuller       None
 Age: 58
-----------------------------------------------------
 Richard G. Newman       Sempra Energy;
 Age: 69                 Southwest Water Company
-----------------------------------------------------
 Frank M. Sanchez        None
 Age: 61
-----------------------------------------------------




                       Tax-Exempt Income Funds -- Page 19

                                        YEAR FIRST       PRINCIPAL OCCUPATION(S) DURING
                                         ELECTED              PAST FIVE YEARS AND
                                       A DIRECTOR/               POSITIONS HELD            NUMBER OF PORTFOLIOS
                        POSITION         TRUSTEE            WITH AFFILIATED ENTITIES         WITHIN THE FUND
                        WITH THE      AND/OR OFFICER      OR THE PRINCIPAL UNDERWRITER     COMPLEX/2/ OVERSEEN
    NAME AND AGE          FUNDS      OF THE FUNDS/1/              OF THE FUNDS             BY DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES/4,5/
-----------------------------------------------------------------------------------------------------------------
 Don R. Conlan         TEFCA:              1996         President (retired), The Capital             6
 Age: 68               Trustee                          Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------
 Brenda S. Ellerin     LTEX:           LTEX     1997    Senior Vice President, Capital               1
 Age: 41               President       TEBF     1999    Research Company*
                       and Trustee     AHIM     2001
                       TEBF:
                       Senior Vice
                       President
                       AHIM: Vice
                       President
-----------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine    AHIM, LTEX     TEBF      1979    Senior Vice President and                   12
 Age: 74               and TEBF:      AHIM      1994    Director, Capital Research and
                       Vice           LTEX      1993    Management Company
                       Chairman       TEFCA     1986
                       and
                       Director/
                       Trustee

                       TEFCA:
                       President
                       and Trustee
-----------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.    Chairman of    TEBF      1986    Executive Vice President and                17
 Age: 55               the Board      AHIM      1994    Director, Capital Research and
                                      LTEX      1993    Management Company; Director,
                                      TEFCA     1986    The Capital Group Companies,
                                                        Inc.*
-----------------------------------------------------------------------------------------------------------------
 Neil L. Langberg      TEBF:          TEBF      1985    Vice President - Investment                  1
 Age: 51               President      AHIM      1994    Management Group, Capital
                       and            LTEX      1993    Research and Management Company
                       Director       TEFCA     1986

                       AHIM, LTEX
                       and TEFCA:
                       Senior Vice
                       President
                                     ----------------------------------------------------------------------------
-------------------------------------
 Mark R. Macdonald     AHIM:          AHIM      1996    Senior Vice President, Capital               1
 Age: 45               President                        Research and Management Company
                       and
                       Director
-----------------------------------------------------------------------------------------------------------------




                       OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE           BY DIRECTOR/TRUSTEE
---------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES/4,5/
---------------------------------------------------
 Don R. Conlan         None
 Age: 68
---------------------------------------------------
 Brenda S. Ellerin     None
 Age: 41
---------------------------------------------------
 Abner D. Goldstine    None
 Age: 74
---------------------------------------------------
 Paul G. Haaga, Jr.    None
 Age: 55
---------------------------------------------------
 Neil L. Langberg      None
 Age: 51
---------------------------------------------------
 Mark R. Macdonald     None
 Age: 45
---------------------------------------------------





                       Tax-Exempt Income Funds -- Page 20

 [This page is intentionally left blank for this filing.]

                       Tax-Exempt Income Funds -- Page 21

                                                                                    PRINCIPAL OCCUPATION(S) DURING
                              POSITION         YEAR FIRST ELECTED                 PAST FIVE YEARS AND POSITIONS HELD
                              WITH THE             AN OFFICER                          WITH AFFILIATED ENTITIES
     NAME AND AGE               FUNDS            OF THE FUNDS/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 David A. Hoag          AHIM: Executive Vice   TEBF         1999    Senior Vice President, Capital Research Company*
 Age: 39                     President;        AHIM         1997
                          TEBF: Senior Vice    TEFCA        1999
                             President;
                        TEFCA: Vice President
-----------------------------------------------------------------------------------------------------------------------------------
 Sharon G. Moseley            Treasurer               2003          Vice President - Fund Business Management Group, Capital
 Age: 36                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Edward B. Nahmias      AHIM and TEFCA: Vice   AHIM         1999    Executive Vice President and Director, Capital Research
 Age: 52                      President        TEFCA        2001    Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Kristine M.               Vice President             2003          Vice President and Counsel - Fund Business Management Group,
 Nishiyama                                                          Capital Research and Management Company
 Age: 34
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman       Assistant Treasurer          2001          Vice President - Fund Business Management Group, Capital
 Age: 34                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick     Assistant Secretary          1994          Assistant Vice President - Fund Business Management Group,
 Age: 40                                                            Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams            Secretary        TEBF         1982    Vice President - Fund Business Management Group, Capital
 Age: 56                                       AHIM         1994    Research and Management Company
                                               LTEX         1993
                                               TEFCA        1986
-----------------------------------------------------------------------------------------------------------------------------------



* Company affiliated with Capital Research and Management Company.
1 Directors/Trustees and officers of the funds serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those of the American Funds) that are held by each Director/Trustee as a director of a public company or a registered investment company.
4 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or Directors/Trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS/TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                       Tax-Exempt Income Funds -- Page 22

FUND SHARES OWNED BY DIRECTORS/TRUSTEES AS OF DECEMBER 31, 2003


                                                      AGGREGATE DOLLAR RANGE/1/
                                                              OF SHARES
                                                         OWNED IN ALL FUNDS
                                                        WITHIN AMERICAN FUNDS
                           DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED             BY DIRECTOR/TRUSTEE
--------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS/TRUSTEES
--------------------------------------------------------------------------------
 Richard G. Capen, Jr.           TEBF: None                 Over $100,000
                                 AHIM: None
                                 LTEX: None
                                 TEFCA: None
--------------------------------------------------------------------------------
 H. Frederick Christie       TEBF: Over $100,000            Over $100,000
                                 AHIM: None
                                 LTEX: None
                            TEFCA: Over $100,000
--------------------------------------------------------------------------------
 Diane C. Creel              TEBF: $1 - $10,000           $10,001 - $50,000
                             AHIM: $1 - $10,000
                             LTEX: $1 - $10,000
                             TEFCA: $1 - $10,000
--------------------------------------------------------------------------------
 Martin Fenton               TEBF: $1 - $10,000             Over $100,000
                                 AHIM: None
                                 LTEX: None
                          TEFCA: $50,001 - $100,000
--------------------------------------------------------------------------------
 Leonard R. Fuller               TEBF: None               $50,001 - $100,000
                                 AHIM: None
                                 LTEX: None
                                TEFCA : None
--------------------------------------------------------------------------------
 Richard G. Newman         TEBF: $10,001 - $50,000          Over $100,000
                           AHIM: $10,001 - $50,000
                           LTEX: $10,001 - $50,000
                          TEFCA: $10,001 - $50,000
--------------------------------------------------------------------------------
 Frank M. Sanchez            TEBF: $1 - $10,000           $10,001 - $50,000
                             AHIM: $1 - $10,000
                             LTEX: $1 - $10,000
                             TEFCA: $1 - $10,000
--------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES/2/
--------------------------------------------------------------------------------
 Don R. Conlan                    TEBF: N/A                 Over $100,000
                                  AHIM: N/A
                           LTEX: $10,001 - $50,000
                             TEFCA: $1 - $10,000
--------------------------------------------------------------------------------
 Brenda S. Ellerin                TEBF: N/A                 Over $100,000
                                  AHIM: N/A
                             LTEX: Over $100,000
                                 TEFCA: N/A
--------------------------------------------------------------------------------
 Abner D. Goldstine          TEBF: Over $100,000            Over $100,000
                           AHIM: $10,001 - $50,000
                          LTEX: $50,001 - $100,000
                          TEFCA: $10,001 - $50,000
--------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          TEBF: Over $100,000            Over $100,000
                             AHIM: Over $100,000
                             LTEX: Over $100,000
                            TEFCA: Over $100,000
--------------------------------------------------------------------------------
 Neil L. Langberg          TEBF: $10,001 - $50,000       $10,001 -  $50,000
                                  AHIM: N/A
                                  LTEX: N/A
                                 TEFCA: N/A
--------------------------------------------------------------------------------
 Mark R. Macdonald                TEBF: N/A                 Over $100,000
                             AHIM: Over $100,000
                                  LTEX: N/A
                                 TEFCA: N/A
--------------------------------------------------------------------------------




                       Tax-Exempt Income Funds -- Page 23

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. N/A indicates that the listed individual is not a Director/Trustee of a particular fund. The amounts listed for "interested" Directors/Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

BOARD COMPENSATION -- No compensation is paid by the funds to any officer or Director/Trustee who is a director, officer or employee of the investment adviser or its affiliates. Certain of the funds' unaffiliated Directors/Trustees may also serve as Board or Committee members for other American Funds whose Boards or Committees meet jointly with those of AHIM, LTEX, TEBF and TEFCA. An attendance fee is paid as follows: for joint Board or Contracts Committee meetings, a pro rata portion of an attendance fee of $2,520; for joint Nominating Committee meetings, a pro rata portion of an attendance fee of $1,200; and for joint Audit Committee meetings, a pro rata portion of an annual attendance fee of $5,040.


Several other American Funds meet jointly with AHIM, LTEX, TEBF and TEFCA, but annual fees are paid by each fund individually. AHIM, LTEX, TEBF and TEFCA pay annual fees of $1,500, $1,500, $3,000, and $1,500, respectively. However, any unaffiliated Director/Trustee who serves only AHIM, LTEX, TEBF and TEFCA and the funds with which they meet jointly and no other American Funds shall be paid annual compensation aggregating $50,000, a pro rata portion of which is paid by each of the funds which meet jointly. The payment by each fund to certain unaffiliated Directors/Trustees of a larger annual fee reflects the significant time and labor commitment required of any mutual fund board member.


The Nominating Committee of the Board of Directors/Trustees, a Committee comprised exclusively of Directors/Trustees not affiliated with the investment adviser, reviews Director/ Trustee compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the Nominating Committee considers a number of factors,


                       Tax-Exempt Income Funds -- Page 24
including operational, regulatory and other developments affecting the complexity of the Board's oversight obligations, as well as comparative industry data.


No pension or retirement benefits are accrued as part of fund expenses. The Directors/Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the Directors/Trustees who are not affiliated with the investment adviser.


DIRECTOR/TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED JULY 31 OR AUGUST 31, 2004/*/


                                                     TOTAL COMPENSATION (INCLUDING
                                                         VOLUNTARILY DEFERRED
                                                           COMPENSATION/1/)
                         AGGREGATE COMPENSATION        FROM ALL FUNDS MANAGED BY
                         (INCLUDING VOLUNTARILY     CAPITAL RESEARCH AND MANAGEMENT
                        DEFERRED COMPENSATION/1/)    COMPANY OR ITS AFFILIATES/2/
         NAME                FROM THE FUNDS
-----------------------------------------------------------------------------------
 Richard G. Capen,          $4,499      TEBF                  $112,673/4/
 Jr./3/                      3,314      AHIM                   112,748/5/
                             3,314      LTEX
                             2,999      TEFCA
-----------------------------------------------------------------------------------
 H. Frederick               $4,562      TEBF                  $253,335/4/
 Christie/3/                 3,377      AHIM                   254,410/5/
                             3,378      LTEX
                             3,062      TEFCA
-----------------------------------------------------------------------------------
 Diane C. Creel/3/          $5,069      TEBF                  $61,736/4/
                             4,027      AHIM                   62,156/5/
                             4,027      LTEX
                             3,497      TEFCA
-----------------------------------------------------------------------------------
 Martin Fenton/3/           $5,617      TEBF                  $222,880/4/
                             4,368      AHIM                   223,880/5/
                             4,368      LTEX
                             4,117      TEFCA
-----------------------------------------------------------------------------------
 Leonard R. Fuller/3/       $4,498      TEBF                  $169,610/4/
                             3,314      AHIM                   169,685/5/
                             3,313      LTEX
                             2,998      TEFCA
-----------------------------------------------------------------------------------
 Richard G. Newman          $5,004      TEBF                  $140,620/4/
                             5,069      AHIM                   141,620/5/
                             5,069      LTEX
                             3,504      TEFCA
-----------------------------------------------------------------------------------
 Frank M. Sanchez           $5,235      TEBF                  $63,736/4/
                             4,444      AHIM                   64,156/5/
                             4,444      LTEX
                             3,663      TEFCA
-----------------------------------------------------------------------------------



* The Tax-Exempt Bond Fund of America's and The Tax-Exempt Fund of California's fiscal year ends on August 31. American High-Income Municipal Bond Fund's and Limited Term Tax-Exempt Bond Fund of America's fiscal year ends on July 31.



                       Tax-Exempt Income Funds -- Page 25

1 Amounts may be deferred by eligible Directors/Trustees under a nonqualified deferred compensation plan adopted by the funds in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Directors/Trustees. Compensation for the fiscal years ended July 31, 2004 and August 31, 2004, includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2004 fiscal year for participating Directors/Trustees is as follows:
  TEBF - Richard G. Capen, Jr. ($17,085), H. Frederick Christie ($13,890), Diane
  C. Creel ($19,640), Martin Fenton ($16,709) and Leonard R. Fuller ($28,598);
  and
  AHIM - Richard G. Capen, Jr. ($12,036), H. Frederick Christie ($9,269), Diane
  C. Creel ($9,199), Martin Fenton ($3,746) and Leonard R. Fuller ($12,513); and LTEX - Richard G. Capen, Jr. ($12,036), H. Frederick Christie ($8,788), Diane
  C. Creel ($9,165), Martin Fenton ($13,613) and Leonard R. Fuller ($12,512);
  and
  TEFCA - Richard G. Capen, Jr. ($13,364), H. Frederick Christie ($7,155), Diane
  C. Creel ($10,210), Martin Fenton ($13,925) and Leonard R. Fuller ($12,667).

  Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the Directors/Trustees.

4 For the fiscal year ended July 31, 2004.
5 For the fiscal year ended August 31, 2004.

As of October 1, 2004, the officers and Directors/Trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS/TRUSTEES

Each fund is an open-end, diversified management investment company. The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund were each organized as a Maryland corporation on July 20, 1979 and June 14, 1994, respectively. Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California were each organized as a Massachusetts business trust on July 12, 1993 and May 30, 1986, respectively. All fund operations are supervised by the funds' Board of Directors/Trustees which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of a fund is managed under the direction of the Board of Directors, and all powers of a fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or a fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of a fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the funds as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the funds.


The funds have several different classes of shares including Classes A, B, C, F and R-5. Class R-5 shares are available to clients of the Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum.


                       Tax-Exempt Income Funds -- Page 26

Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors/Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The funds do not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of a fund's shares, a fund will hold a meeting at which any member of the Board could be removed by a majority vote.


SHAREHOLDER AND DIRECTOR/TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where LTEX and TEFCA were organized as trusts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the trust itself would be unable to meet its obligations. The Declaration of Trust of each of LTEX and TEFCA contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides that notice of the disclaimer may be given in any agreement, obligation, or instrument which is entered into or executed by the trust or Trustees. The Declaration of Trust provides for indemnification out of trust property of any shareholder held personally liable for the obligations of the trust and also provides for the trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under each Articles of Incorporation or Declaration of Trust of the funds, the Directors/Trustees or officers are not liable for actions or failure to act; however they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Each fund will provide indemnification to its Directors/Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.


COMMITTEES OF THE BOARD OF DIRECTORS/TRUSTEES -- The funds have an Audit Committee comprised of Diane C. Creel, Martin Fenton, Richard G. Newman and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee provides oversight regarding the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers. The Committee acts as a liaison between the funds' independent registered public accounting firm and the full Board of Directors/Trustees. TEBF and TEFCA had two Audit Committee meetings and AHIM and LTEX had four Audit Committee meetings during the 2004 fiscal year.


The funds have a Contracts Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940


                       Tax-Exempt Income Funds -- Page 27

Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors/Trustees on these matters. One Contracts Committee meeting was held during the 2004 fiscal year.


The funds have a Nominating Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee periodically reviews such issues as each Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors/Trustees. The Committee also evaluates, selects and nominates independent Director/Trustee candidates to each Board of Directors/ Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Boards. Such suggestions must be sent in writing to the Nominating Committee of the funds, addressed to the funds' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Nominating Committee meetings were held during the 2004 fiscal year.


PROXY VOTING PROCEDURES AND GUIDELINES -- The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


                       Tax-Exempt Income Funds -- Page 28

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


On August 31 of each year, each fund is required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. The fund's voting record for the 12 months ended June 30, 2004 is available on the American Funds website at americanfunds.com and on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.


     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.


                       Tax-Exempt Income Funds -- Page 29

PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by each fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2004:


THE TAX-EXEMPT BOND FUND OF AMERICA


                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A        15.63%
 201 Progress Parkway                                Class B        10.18
 Maryland Hts., MO  63043-3009
----------------------------------------------------------------------------
 MLPF&S For The Sole Benefit of Its Customers        Class B         8.01
 4800 Deer Lake Drive East, Floor 2                  Class C        11.52
 Jacksonville, FL  32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets Inc.                       Class C         7.10
 333 West 34th Street
 New York, NY  10001-2402
----------------------------------------------------------------------------
 Capital Guardian Trust Co.                          Class R-5       8.15
 PIM 1631-00
 120 South State College Boulevard
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 Capital Guardian Trust Co.                          Class R-5       7.05
 PIM 762-00
 120 South State College Boulevard
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 Capital Guardian Trust Co.                          Class R-5       5.20
 PIM 7015-00
 120 South State College Boulevard
 Brea, CA  92821-5805
----------------------------------------------------------------------------


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND



                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A        20.74%
 201 Progress Pkwy.                                  Class B        16.19
 Maryland Hts., MO  63043-3009                       Class C         7.41
----------------------------------------------------------------------------
 Citigroup Global Markets Inc.                       Class A         5.59
 333 W. 34th St.                                     Class B         7.26
 New York, NY  10001-2402                            Class C         7.35
----------------------------------------------------------------------------
 MLPF&S For The Sole Benefit of Its Customers        Class B        10.64
 4800 Deer Lake Dr. E., Fl. 2                        Class C        14.64
 Jacksonville, FL  32246-6484
----------------------------------------------------------------------------
 Dean Witter Reynolds                                Class B         5.27
 3 Harborside Plz., 6th Floor
 Jersey City, NJ  07311-3907
----------------------------------------------------------------------------
 Prudential Securities Inc.                          Class F         6.36
 1 New York Plz.
 New York, NY  10292-0001
----------------------------------------------------------------------------
 CGTC Trustee                                        Class R-5       9.29
 PIM 1636-00
 Capital Guardian Trust Company
 50 W. Liberty St., Ste. 980
 Reno, NV  89501-1978
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       7.99
 PIM 1507-00
 Capital Guardian Trust Company
 120 S. State College Blvd.
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5      18.26
 PIM 7033-00
 Capital Guardian Trust Company
 120 S. State College Blvd.
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       5.36
 PIM 7023-00
 Capital Guardian Trust Company
 120 S. State College Blvd.
 Brea, CA  92821-5805
----------------------------------------------------------------------------




                       Tax-Exempt Income Funds -- Page 30

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA



                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 MLPF&S For The Sole Benefit of Its Customers        Class A         5.75%
 4800 Deer Lake Dr. E., Fl. 2                        Class B        30.95
 Jacksonville, FL  32244-6484                        Class C        23.13
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A        11.69
 201 Progress Pkwy.                                  Class B         6.93
 Maryland Hts., MO  63043-3009
----------------------------------------------------------------------------
 Citigroup Global Markets Inc.                       Class B         5.73
 333 W. 34th St.                                     Class C         8.47
 New York, NY  10001-2402
----------------------------------------------------------------------------
 Prudential Securities Inc.                          Class F         7.47
 1 New York Plz.
 New York, NY  10292-0001
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       8.34
 PIM 1059-00
 Capital Guardian Trust Co.
 120 S. State College Blvd.
 Brea, CA  92821-5805
----------------------------------------------------------------------------







                       Tax-Exempt Income Funds -- Page 31

THE TAX-EXEMPT FUND OF CALIFORNIA


                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A        12.12%
 201 Progress Parkway                                Class B         5.06
 Maryland Hts., MO  63043-3009
----------------------------------------------------------------------------
 MLPF&S For The Sole Benefit of Its Customers        Class B        16.68
 4800 Deer Lake Drive East, Floor 2                  Class C        30.19
 Jacksonville, FL  32246-6484
----------------------------------------------------------------------------
 Dean Witter Reynolds                                Class B         5.42
 3 Harborside Plaza, 6th Floor
 Jersey City, NJ  07311-3907
----------------------------------------------------------------------------
 Citigroup Global Markets Inc.                       Class C         7.60
 333 West 34th Street
 New York, NY  10001-2402
----------------------------------------------------------------------------
 Claude J. Ritchot                                   Class F        12.17
 Diane L. Ritchot JT WROS
 California
----------------------------------------------------------------------------
 Capital Guardian Trust Co.                          Class R-5       5.36
 PIM 2161-00
 120 South State College Boulevard
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 Capital Guardian Trust Co.                          Class R-5       5.75
 PIM 1754-01
 120 South State College Boulevard
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 Capital Guardian Trust Co.                          Class R-5       5.41
 PIM 982-00
 120 South State College Boulevard
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 Capital Guardian Trust Co.                          Class R-5      12.19
 PIM 1016
 120 South State College Boulevard
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 Capital Guardian Trust Co.                          Class R-5       5.33
 PIM 1804-00
 120 South State College Boulevard
 Brea, CA  92821-5805
----------------------------------------------------------------------------


INVESTMENT ADVISER -- The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, D.C.; London; Geneva; Hong Kong; Singapore; and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and


                       Tax-Exempt Income Funds -- Page 32
retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreements (the "Agreements") between the funds and the investment adviser will continue in effect until May 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Directors/Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the relevant fund, and (b) the vote of a majority of Directors/ Trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).


In considering the renewal of the Agreements each year, the Contracts Committee of the Board of Directors/Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act and presents its recommendations to the full Board of Directors/Trustees.


The Committee commented favorably on the solid relative results of the funds, noting that they were near or above the averages for their respective peer groups for the one-, three-, five- and 10-year periods ended December 31, 2003. They also noted that the funds' advisory fees and total expenses for 2003 as a percentage of their respective average net assets were below the averages of their respective peer groups. They also considered the depth and quality of the investment adviser's research capabilities; the low turnover rates of its key personnel and the overall stability of its organization; the experience, capability and integrity of its senior management; and its commitment and systems in place to ensure a high level of compliance with applicable laws, rules and other requirements. Based on their review, the Committee concluded that the funds' advisory fees are fair, both absolutely and in comparison with those of other similar funds in the industry, and that the funds' shareholders have received reasonable value in return for those fees.


In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the funds' offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders;


                       Tax-Exempt Income Funds -- Page 33
taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors/Trustees unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.


TEBF: The investment adviser receives a monthly fee based on the following rates and net asset levels:


                              Net asset level


          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.15                   3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
         0.13                   6,000,000,000
------------------------------------------------------------------------------



The Agreement also provides for fees based on monthly gross investment income at the following rates:


                      Monthly gross investment income


              RATE                       IN EXCESS OF                  UP TO
---------------------------------------------------------------------------------------
              3.00%                       $        0                 $3,333,333
---------------------------------------------------------------------------------------
              2.50                         3,333,333                  8,333,333
---------------------------------------------------------------------------------------
              2.00                         8,333,333
---------------------------------------------------------------------------------------



Assuming net assets of $3.5 billion and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be 0.25%, 0.27%, 0.29%, 0.31% and
0.33%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.


At the beginning of the fund's 2004 fiscal year, fees were based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The Agreement also provided for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.25% on such income in excess of $8,333,333. The fund's Board of Directors approved an amended Agreement, effective April 1, 2004, reducing the existing annual rate to 0.15% from 0.16% on daily net assets in excess of $3 billion but not exceeding $6 billion and continued the series of rates to include an additional annual rate of 0.13% on such assets in excess of $6 billion. The amended Agreement also included a reduced


                       Tax-Exempt Income Funds -- Page 34
rate of 2.00% of the fund's monthly gross income in excess of $8,333,333. For the year ended August 31, 2004, the investment advisory services fee was $10,420,000, which was equivalent to an annualized rate of 0.308% of average daily net assets.


AHIM: The investment adviser receives a monthly fee based on the following rates and net asset levels:


                              Net asset level


          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.15                   3,000,000,000
------------------------------------------------------------------------------



The Agreement also provides for fees based on monthly gross investment income at the following rates:


                        Monthly gross investment income


            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------
            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333
-----------------------------------------------------------------------------------



Assuming net assets of $1.3 billion and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be 0.30%, 0.32%, 0.35%, 0.37% and
0.40%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original issue discount as defined for federal income tax purposes.


At the beginning of the fund's 2004 fiscal year, fees were based on an annual rate of 0.30% on the first $60 million of daily net assets and 0.21% on such assets in excess of $60 million. The Agreement also provided for monthly fees, accrued daily, of 3.00% of the fund's monthly gross income. The fund's Board of Directors approved amended Agreements continuing the series of rates to include additional annual rates of 0.18% on daily net assets exceeding $1 billion (effective November 1, 2003) and 0.15% on daily net assets in excess of $3 billion (effective April 1, 2004). The amended Agreement also included a reduced rate of 2.50% of the fund's monthly gross income in excess of $3,333,333 (effective April 1, 2004). Until the effective date of November 1, 2003, the investment adviser voluntarily reduced investment advisory services fees to the rates based on daily net assets provided by the amended Agreements. As a result, for the year ended July 31, 2004, the fee shown on the accompanying financial statements of $4,516,000, which was equivalent to an annualized rate of 0.368%, was voluntarily reduced by $18,000 to $4,498,000 or 0.366% of average daily net assets.


                       Tax-Exempt Income Funds -- Page 35

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


LTEX: The investment adviser receives a monthly fee based on the following rates and net asset levels:


                              Net asset level


          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.18                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.15                   1,000,000,000
------------------------------------------------------------------------------



The Agreement also provides for fees based on monthly gross investment income at the following rates:


                        Monthly gross investment income





          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         3.00%                   $        0                 $3,333,333
------------------------------------------------------------------------------
         2.50                     3,333,333
------------------------------------------------------------------------------




Assuming net assets of $1.1 billion and gross income levels of 2%, 3%, 4%, 5% and 6%, management fees would be 0.26%, 0.29%, 0.32%, 0.34% and 0.37%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original issue discount as defined for federal income tax purposes.


At the beginning of the fund's 2004 fiscal year, fees were based on an annual rate of 0.30% on the first $60 million of daily net assets and 0.21% on such assets in excess of $60 million. The Agreement also provided for monthly fees, accrued daily, of 3.00% of the fund's monthly gross income. The fund's Board of Trustees approved an amended Agreement effective November 1, 2003, reducing the existing annual rate to 0.18% from 0.21% on daily net assets in excess of $60 million but not exceeding $1 billion and continuing the series of rates to include an additional annual rate of 0.16% on such assets exceeding $1 billion. The Board of Trustees also approved an additional amended Agreement effective April 1, 2004, that further reduced the annual rate to


                       Tax-Exempt Income Funds -- Page 36

0.15% from 0.16% on such assets exceeding $1 billion and included an additional rate of 2.50% of the fund's monthly gross income in excess of $3,333,333.


During the period September 1, 2001 through October 31, 2003, the investment adviser voluntarily reduced investment advisory service fees to 0.30% of the first $60 million of daily net assets and 0.15% of such assets in excess of $60 million. As a result, for the year ended July 31, 2004, the fee shown on the accompanying financial statements of $3,167,000, which was equivalent to an annualized rate of 0.311%, was voluntarily reduced by $137,000 to $3,030,000, or 0.297% of average daily net assets.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


TEFCA: The investment adviser receives a monthly fee based on the following rates and net asset levels:


                              Net asset level


          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000
------------------------------------------------------------------------------



The Agreement also provides for fees based on monthly gross investment income at the following rates:


                        Monthly gross investment income


            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------
            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333
-----------------------------------------------------------------------------------



Assuming net assets of $720 million and gross investment income levels of 3%, 4%, 5%, 6% and 7% management fees would be 0.31%, 0.34%, 0.37%, 0.41% and 0.46%, respectively.


At the beginning of the fund's 2004 fiscal year, fees were based on an annual rate of 0.30% on the first $60 million of daily net assets and 0.21% on such assets in excess of $60 million. The Agreement also provided for monthly fees, accrued daily, of 3.00% of the fund's monthly gross


                       Tax-Exempt Income Funds -- Page 37
income. The fund's Board of Trustees approved an amended Agreement effective June 1, 2004, continuing the series of rates to include an additional annual rate of 0.18% on daily net assets in excess of $1 billion. The amended Agreement also provides for reduced monthly fees, accrued daily, of 2.50% of the fund's monthly gross income over $3,333,333. For the year ended August 31, 2004, the investment advisory services fee was $2,486,000, which was equivalent to an annualized rate of 0.365% of average daily net assets.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended July 31 or August 31, 2004, 2003, and 2002, the investment adviser received advisory fees as follows:




                         2004               2003                2002
----------------------------------------------------------------------------
      TEBF            $10,420,000        $9,983,000          $8,315,000
----------------------------------------------------------------------------
      AHIM              4,498,000         3,880,000           3,065,000
----------------------------------------------------------------------------
      LTEX              3,030,000         2,321,000           1,323,000
----------------------------------------------------------------------------
      TEFCA             2,486,000         2,349,000           1,939,000
----------------------------------------------------------------------------




Effective for the period from September 1, 2004 until August 31, 2005, the investment adviser has voluntarily agreed to waive 5% of the management fees that it is otherwise entitled to receive under the Agreements. As a result of this voluntary waiver, management fees will be reduced similarly for all classes of shares of the funds.


ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the "Administrative Agreement") between each fund and the investment adviser relating to the funds' Class C, F and R-5 shares will continue in effect until May 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors/Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that each fund may terminate the agreement at any time by vote of a majority of Directors/Trustees who are not interested persons of such fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the relevant fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


                       Tax-Exempt Income Funds -- Page 38

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the funds' Class C, F and R-5 shares. The investment adviser contracts with third parties, including American Funds Service Company, the funds' Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the funds' Class C, F and R-5 shares. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between each fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the funds' Class C, F and R-5 shares. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of the funds' Class C and F shares and 0.10% for the funds' Class R-5 shares.


During the 2004 fiscal years, administrative services fees were:



---------------------------------------------------------------------------------------------
                                                    Administrative services fee
 TEBF                     CLASS C                          $206,000
                          CLASS F                           150,000
                         CLASS R-5                           44,000
                  -------------------------          -------------------------
 AHIM                     CLASS C                           104,000
                          CLASS F                            58,000
                         CLASS R-5                           22,000
                  -------------------------          -------------------------
 LTEX                     CLASS C                           175,000
                          CLASS F                            50,000
                         CLASS R-5                           47,000
                  -------------------------          -------------------------
TEFCA                     CLASS C                            70,000
                          CLASS F                            20,000
                          CLASS R-5                          14,000
---------------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of each fund's shares. For Class


                       Tax-Exempt Income Funds -- Page 39

A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by each fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. Each fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply to Class C shares during the first year after purchase. Each fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, each fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers of Class F shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                  COMMISSIONS,              ALLOWANCE OR
                                                                    REVENUE                 COMPENSATION
                                               FISCAL YEAR      OR FEES RETAINED             TO DEALERS
----------------------------------------------------------------------------------------------------------------
                   CLASS A
                                                  2004             TEBF  $1,575,000          TEBF   $6,044,000
                                                                   AHIM     837,000          AHIM    3,260,000
                                                                   LTEX     521,000          LTEX    2,023,000
                                                                  TEFCA     374,000         TEFCA    1,423,000
                                                  2003             TEBF   1,732,000          TEBF    6,601,000
                                                                   AHIM     777,000          AHIM    2,958,000
                                                                   LTEX     759,000          LTEX    2,941,000
                                                                  TEFCA     398,000         TEFCA    1,501,000
                                                  2002             TEBF   1,739,000          TEBF    6,673,000
                                                                   AHIM     647,000          AHIM    2,485,000
                                                                   LTEX     387,000          LTEX    1,491,000
                                                                  TEFCA     372,000         TEFCA    1,420,000
                   CLASS B
                                                  2004             TEBF     109,000          TEBF      625,000
                                                                   AHIM      79,000          AHIM      487,000
                                                                   LTEX      71,000          LTEX      302,000
                                                                  TEFCA      26,000         TEFCA      163,000
                                                  2003             TEBF     315,000          TEBF    1,674,000
                                                                   AHIM     164,000          AHIM      962,000
                                                                   LTEX     226,000          LTEX    1,394,000
                                                                  TEFCA      62,000         TEFCA      339,000
                                                  2002             TEBF     380,000          TEBF    2,047,000
                                                                   AHIM     154,000          AHIM      835,000
                                                                   LTEX      85,000          LTEX      496,000
                                                                  TEFCA      62,000         TEFCA      338,000
----------------------------------------------------------------------------------------------------------------




                       Tax-Exempt Income Funds -- Page 40

Each fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Boards of Directors/Trustees and separately by a majority of the Directors/Trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreements. Potential benefits of the Plans to the funds include quality shareholder services; savings to the funds in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors/Trustees who are not "interested persons" of the funds are committed to the discretion of the Directors/Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Boards of Directors/Trustees.


Under the Plans, each fund may annually expend: (a) for Class A shares, up to 0.25% (0.30% in the case of AHIM and LTEX) of its average daily net assets attributable to Class A shares, (b) for Class B shares, 1.00% of its average daily net assets attributable to Class B shares, (c) for Class C shares, 1.00% of its average daily net assets attributable to Class C shares, and (d) for Class F shares, up to 0.50% of its average daily net assets attributable to Class F shares, to finance any activity primarily intended to result in the sale of fund shares, provided each fund's Board of Directors/Trustees has approved the category of expenses for which payment is being made. The funds have not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 assets.


For Class A shares: (a) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (b) up to the amount allowable under each fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of August 31, 2004, unreimbursed expenses which remained subject to reimbursement under the Plan for Class A shares totaled $2,714,000 for TEBF and $58,000 for TEFCA. As of July 31, 2004, unreimbursed expenses which were subject to reimbursement under the Plans for AHIM and LTEX were $117,000 and $1,971,000, respectively, for Class A shares.


For Class B shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(b) 0.75% is paid to the Principal


                       Tax-Exempt Income Funds -- Page 41

Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F shares: currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.


During the 2004 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                     12B-1 LIABILITY
                        12B-1 EXPENSES                 OUTSTANDING
----------------------------------------------------------------------------
    CLASS A             TEBF    $7,510,000           TEBF     $1,250,000
                        AHIM     3,149,000           AHIM        271,000
                        LTEX     2,338,000           LTEX        191,000
                       TEFCA     1,470,000          TEFCA        227,000

----------------------------------------------------------------------------
    CLASS B             TEBF     1,178,000           TEBF        133,000
                        AHIM       571,000           AHIM         57,000
                        LTEX       529,000           LTEX         50,000
                       TEFCA       221,000          TEFCA         26,000

----------------------------------------------------------------------------
    CLASS C             TEBF     1,293,000           TEBF        237,000
                        AHIM       651,000           AHIM         84,000
                        LTEX     1,103,000           LTEX        136,000
                       TEFCA       449,000          TEFCA         72,000

----------------------------------------------------------------------------
    CLASS F             TEBF       227,000           TEBF         68,000
                        AHIM        86,000           AHIM         18,000
                        LTEX        77,000           LTEX         13,000
                       TEFCA        31,000          TEFCA          9,000

----------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.


                       Tax-Exempt Income Funds -- Page 42

As of March 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services/PPI Employee Benefits
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.


                       Tax-Exempt Income Funds -- Page 43

     Terra Securities Corporation
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities
     WS Griffith Securities, Inc.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds' portfolio transactions. The investment adviser strives to obtain best execution on the funds' equity and/or fixed portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the funds' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the funds' portfolio transactions.


Portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


TEBF -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2004, 2003 and 2002 fiscal years amounted to $1,198,000, $2,367,000 and $3,207,000, respectively. The volume of trading activity decreased in 2004, as compared to 2003 and 2002, resulting in a decrease in brokerage concessions paid on portfolio transactions.


AHIM -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2004, 2003 and 2002 fiscal years amounted to $876,000, $1,006,000 and $1,090,000, respectively. The volume of trading activity decreased in 2004, as compared to 2003 and 2002, resulting in a decrease in brokerage concessions paid on portfolio transactions.


LTEX -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2004, 2003 and 2002 fiscal years amounted to $459,000, $1,483,000 and $717,000, respectively. The volume of trading activity decreased in 2004, as compared to 2003 and 2002, resulting in a decrease in brokerage concessions paid on portfolio transactions.


TEFCA -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2004, 2003 and 2002 fiscal years


                       Tax-Exempt Income Funds -- Page 44
amounted to $420,000, $461,000 and $518,000, respectively. The volume of trading activity decreased in 2004, as compared to 2003 and 2002, resulting in a decrease in brokerage concessions paid on portfolio transactions.

                              PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the funds has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


                       Tax-Exempt Income Funds -- Page 45

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the funds' shares into U.S. dollars at the prevailing market rates.


Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the funds' Board. Subject to Board oversight, the funds' Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the funds' investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the funds might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes.

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by each fund. The Principal Underwriter will not knowingly sell shares of each fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of each fund without the consent of a majority of each fund's Board.


                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code") so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized


                       Tax-Exempt Income Funds -- Page 46
capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.


To avoid federal excise taxes, the Code requires each fund to distribute by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.


Interest on the municipal securities purchased by each fund is believed to be free from regular federal income tax. However, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     DIVIDENDS -- By meeting certain requirements of the Code, each fund qualifies to pay exempt-interest dividends to shareholders. These dividends ("exempt-interest dividends") are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

     CAPITAL GAIN DISTRIBUTIONS -- Each fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long a particular shareholder has held shares in each fund.

     A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.


SHAREHOLDER TAXATION -- Individual shareholders are required to report to the federal government all exempt-interest dividends and all other tax-exempt interest received.


Distributions by each fund result in a reduction in the net asset value of each fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.


Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or


                       Tax-Exempt Income Funds -- Page 47
exchange. The gain or loss realized will be capital gain or loss and will be long-term or short-term, depending on how long the shareholder held the shares.



Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by each fund on those shares.


All or a portion of any loss a shareholder realizes upon the redemption of fund shares will be disallowed to the extent that shareholder buys other shares in each fund (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased.


If a shareholder redeems shares in each fund, and then reinvests the sales proceeds in each fund or in another fund within 90 days of buying the original shares, the sales charge that would otherwise apply to the shareholder's reinvestment may be reduced or eliminated. The IRS will require the shareholder to report any gain or loss on the redemption of the original shares in each fund. In doing so, all or a portion of the sales charge paid by the shareholder for the original shares in the fund will be excluded from the shareholder's tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on the reinvestment. Any portion of the sales charge excluded from a shareholder's tax basis in the shares sold will be added to the tax basis of the shares acquired from the reinvestment.


Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder's individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.


Each fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of each fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of each fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.


Each fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has


                       Tax-Exempt Income Funds -- Page 48
previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on taxable dividends, excluding long-term capital gain distributions, received by him or her.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:


     CONTACTING YOUR INVESTMENT ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           155 Fifth Street, Sixth Floor
           San Francisco, CA 94106
           (ABA #121000248)


           For credit to the account of American Funds Service Company A/c# 4600-076178
           (fund name)
           (your fund acct. no.)


                       Tax-Exempt Income Funds -- Page 49

     You may obtain your account number by calling 800/421-1080. Please indicate an investment dealer on the account.

All investments are subject to the purchase minimums and maximums described in the prospectus. The funds and the Principal Underwriter reserve the right to reject any purchase order. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions. Tax-exempt funds in general should not serve as retirement plan investments.


EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the funds' distributor and certain registered investment advisers.


You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see "Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).


                                 SALES CHARGES

INITIAL AND CONTINGENT DEFERRED SALES CHARGES -- The initial sales charge paid by you for Class A shares, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the prospectus due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.


Similarly, any contingent deferred sales charge paid by you (including those paid on Class B and C shares), expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described in the prospectus due to rounding.


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES -- As described in the prospectus, certain purchases of Class A shares are not subject to a sales charge. Additional information regarding certain of such purchases is described below.


                       Tax-Exempt Income Funds -- Page 50

     EMPLOYER-SPONSORED RETIREMENT PLANS

     Tax-exempt funds in general should not serve as retirement plan investments.

     OTHER PURCHASES

     Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

     (3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

     (4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

     (8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit;

     (9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.


                       Tax-Exempt Income Funds -- Page 51

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.


     STATEMENT OF INTENTION -- By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds non-money market funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.


                       Tax-Exempt Income Funds -- Page 52

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than shares representing direct purchases of money market funds) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below) or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust);

     .endowments or foundations established and controlled by you or your immediate family; or

     .
          CollegeAmerica/(R)/ accounts invested in American Funds other than the funds, which will be aggregated at the account owner level. (Class 529-E accounts may only be aggregated with an eligible employer plan. For more information about CollegeAmerica and Class 529 shares, please see the prospectus of American Funds that offer Class 529 shares.) CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM/ an agency of the Commonwealth of Virginia.


                       Tax-Exempt Income Funds -- Page 53

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for nonprofit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation), or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A purchases not subject to sales charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Alternatively, if your investment is not in an employer-sponsored retirement plan, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the current value of its investments in American Legacy Retirement Investment Plans. Direct purchases of American Funds money market funds are excluded. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.



                       Tax-Exempt Income Funds -- Page 54

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.


In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):


     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges" below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     .in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders.


                       Tax-Exempt Income Funds -- Page 55

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.


If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.


AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


                       Tax-Exempt Income Funds -- Page 56

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group in the same class at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS -- You may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


                       Tax-Exempt Income Funds -- Page 57

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in "Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


CHECKWRITING -- You may establish check writing privileges for American Funds money market funds by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.


REDEMPTION OF SHARES -- The funds' Articles of Incorporation or Declarations of Trust permit the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in each fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors/Trustees of the funds may from time to time adopt.


While payment of redemptions normally will be in cash, TEBF's and AHIM's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of each fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


                       Tax-Exempt Income Funds -- Page 58

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolios, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If a fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee by TEBF, AHIM, LTEX and TEFCA of $679,000, $301,000, $165,000 and $110,000, respectively, for Class A shares, and $34,000,
$21,000, $14,000 and $5,000, respectively, for Class B shares for the 2004 fiscal year.


In lieu of American Funds Service Company, certain third parties who may be unaffiliated with the investment adviser provide the funds with transfer agency and shareholder services. These services are provided pursuant to agreements between such third parties and American Funds Service Company or its affiliates. As a result of these agreements, compensation is paid to such third parties, rather than to American Funds Service Company. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or to a third party that provides these services, is ultimately paid from fund assets and is reflected in the expenses of the funds as disclosed in the prospectus.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the independent registered public accounting firm for TEBF, AHIM and LTEX. Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the independent registered public accounting firm for TEFCA. Each firm provides audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual reports have been so included in reliance on the reports of PricewaterhouseCoopers LLP and Deloitte & Touche LLP, independent registered public accounting firms, given on the authority of said firms as experts in accounting and auditing. The selection of the funds' independent registered public accounting firm is reviewed and determined annually by the Board of Directors/Trustees.


INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, serves as counsel for the funds and for Directors/Trustees who are not "interested persons" (as defined by the 1940 Act) of the funds in their capacities as such. Certain legal matters in connection with the capital shares and shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the independent Directors/Trustees of the funds, as prescribed by the 1940 Act and the related rules.


                       Tax-Exempt Income Funds -- Page 59

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- TEBF's and TEFCA's fiscal year ends on August 31. AHIM's and LTEX's fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. TEBF's, AHIM's and LTEX's annual financial statements are audited by the funds' independent registered public accounting firm, PricewaterhouseCoopers LLP and TEFCA's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


CODES OF ETHICS -- The funds and Capital Research and Management Company and its affiliated companies, including each fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which each fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION -- The financial statements including the investment portfolio and the reports of independent registered public accounting firms contained in the annual reports are included in this statement of additional information. The following information is not included in the annual report:


TEBF

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2004


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $12.51
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $13.00




                       Tax-Exempt Income Funds -- Page 60

AHIM


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2004


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $15.23
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $15.82



LTEX

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2004


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $15.33
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $15.93



TEFCA

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2004


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $16.66
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $17.31



FUND NUMBERS -- Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/, or when making share transactions:


                                                                               FUND NUMBERS
                                                               -----------------------------------------------
FUND                                                           CLASS A  CLASS B  CLASS C  CLASS F   CLASS R-5
--------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . .     02       202      302      402       2502
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . .     11       211      311      411       2511
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . .     03       203      303      403       2503
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . .     12       212      312      412       2512
Capital World Growth and Income Fund/SM/ . . . . . . . . . .     33       233      333      433       2533
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . .     16       216      316      416       2516
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . .     10       210      310      410       2510
The Growth Fund of America/SM/ . . . . . . . . . . . . . . .     05       205      305      405       2505
The Income Fund of America/(R)/  . . . . . . . . . . . . . .     06       206      306      406       2506
The Investment Company of America/(R)/ . . . . . . . . . . .     04       204      304      404       2504
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . .     14       214      314      414       2514
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . .     07       207      307      407       2507
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . .     36       236      336      436       2536
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . .     35       235      335      435       2535
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . .     01       201      301      401       2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . .     40       240      340      440       2540
American High-Income Trust/SM/ . . . . . . . . . . . . . . .     21       221      321      421       2521
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . .     08       208      308      408       2508
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . .     31       231      331      431       2531
Intermediate Bond Fund of America/(R)/ . . . . . . . . . . .     23       223      323      423       2523
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . .     43       243      343      443       2543
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . .     19       219      319      419       2519
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . .     20       220      320      420       2520
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . .     24       224      324      424       2524
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . .     25       225      325      425       2525
U.S. Government Securities Fund/SM/  . . . . . . . . . . . .     22       222      322      422       2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . .     09       209      309      409       2509
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . .     39       N/A      N/A      N/A       2539
The U.S. Treasury Money Fund of America/SM/  . . . . . . . .     49       N/A      N/A      N/A       2549
___________
*Qualified for sale only in certain jurisdictions.




                       Tax-Exempt Income Funds -- Page 61

 [This page is intentionally left blank for this filing.]


                       Tax-Exempt Income Funds -- Page 62

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service (Moody's) and Standard & Poor's Corporation (Standard & Poor's).


                          DESCRIPTION OF BOND RATINGS

MOODY'S
MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa
Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.


A
Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.


Baa
Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.


Ba
Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.


B
Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.


Caa
Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.


Ca
Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.


C
Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                       Tax-Exempt Income Funds -- Page 63

STANDARD & POOR'S

LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC

An obligation rated CC is currently highly vulnerable to nonpayment.


                       Tax-Exempt Income Funds -- Page 64

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                          DESCRIPTION OF NOTE RATINGS

MOODY'S
MUNICIPAL SHORT-TERM DEBT RATINGS

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.


MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.


MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.


SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


STANDARD & POOR'S
SHORT-TERM ISSUE CREDIT RATINGS

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.


SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


SP-3
Speculative capacity to pay principal and interest.


                       Tax-Exempt Income Funds -- Page 65

                  DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


                       Tax-Exempt Income Funds -- Page 66

[logo - AMERICAN FUNDS(r)]



THE TAX-EXEMPT BOND FUND OF AMERICA
Investment portfolio
August 31, 2004

                                                                                         Principal amount     Market value
BONDS AND NOTES -- 93.38%                                                                           (000)            (000)

ALABAMA -- 0.57%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2000,
     5.75% 2020                                                                                  $  2,000         $  1,929
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001,
     5.50% 2021                                                                                     3,000            2,772
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds
     (International Paper Co. Projects), Series 2003-A, 5.00% 2013                                  1,000            1,055
Special Care Fac. Fncg. Auth. of the City of Huntsville -- Carlton Cove,
     Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001,
     8.125% 2031                                                                                    6,250            3,750
Jefferson County, Sewer Rev. Capital Improvement Warrants, Series 1999-A, FGIC
     insured, 5.125% 2029 (preref. 2009)                                                            2,865            3,174
Health Care Auth. of Lauderdale County and the City of Florence, Coffee Health
     Group, Series 2000-A Bonds, MBIA insured, 5.50% 2009                                           1,150            1,286
Public School and College Auth., Capital Improvement Pool Bonds, Series 2001-A,
     5.625% 2015                                                                                    5,255            5,911
                                                                                                                    19,877

ALASKA -- 1.22%
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC
     insured, 6.00% 2012                                                                            2,895            3,430
Municipality of Anchorage, Municipal Light & Power, Senior Lien Ref. Electric
     Rev. Bonds, Series 1996, MBIA insured, 6.50% 2014                                              5,000            6,217
Housing Fin. Corp., Rev. Bonds, Series 1998-A1, 5.30% 2017                                          5,380            5,597
North Slope Borough, G.O. Bonds, Series 1997-A, MBIA insured, 0% 2008                              10,935            9,833
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2000, 5.80% 2012                                                                        3,385            3,383
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001, 5.375% 2021                                                                      12,850           11,344
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2000, 6.20% 2022                                                                        1,840            1,755
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured,
     4.00% 2011                                                                                     1,000            1,035
                                                                                                                    42,594

ARIZONA -- 0.95%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A,
     6.125% 2009                                                                                    2,485            2,666
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds
     (Catholic Healthcare West Project), Series 1998-A, 5.25% 2006                                  2,850            2,984
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds
     (Catholic Healthcare West Project), Series 1998-A, 5.00% 2016                                  1,000            1,024
Transportation Excise Tax Rev. Bonds (Maricopa County Regional Area Road Fund),
     Series 2002, 3.00% 2005                                                                        5,000            5,093
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev.
     Bonds (Mohave Prison, LLC Project), Series 2004-A, XLCA insured, 5.00% 2011                    3,000            3,305
Industrial Dev. Auth. of the County of Pima, Education Rev. Bonds (Charter
     Schools Project), Series 2002-E, 7.25% 2031                                                    4,520            4,769
Salt River Project Agricultural Improvement and Power Dist., Electric System
     Rev. Ref. Bonds, Series 2004-A, 5.00% 2016                                                     5,975            6,536
Water Infrastructure Fin. Auth. of Arizona Water Quality Rev. Ref. Bonds,
     Series 2004-A, 5.00% 2012                                                                      4,025            4,510
Water Infrastructure Fin. Auth. of Arizona Water Quality Rev. Ref. Bonds,
     Series 2004-A, 5.00% 2013                                                                      2,000            2,241
                                                                                                                    33,128

CALIFORNIA -- 5.61%
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated
     Series B, 5.85% 2015                                                                           1,415            1,513
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
     Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments),
     Series 2000-A, 5.30% 2008                                                                      1,000            1,068
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (American Baptist Homes of the West Facs. Project), Series
     1997-A, 5.50% 2007                                                                               835              866
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (American Baptist Homes of the West Facs. Project), Series
     1997-A, 5.75% 2017                                                                             1,500            1,481
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (American Baptist Homes of the West Facs. Project), Series
     1997-A, 6.20% 2027                                                                             1,675            1,627
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013                          5,300            5,370
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern
     California Presbyterian Homes Obligated Group (Redwood Senior Homes and
     Services), Rev. Bonds, Series 2002, 6.00% 2022                                                 1,750            1,807
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern
     California Presbyterian Homes Obligated Group (Redwood Senior Homes and
     Services), Rev. Bonds, Series 2002, 6.125% 2032                                                1,000            1,017
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special
     Tax Bonds, Series 1998, 5.375% 2028                                                            2,500            2,503
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev.
     Projects), Series A, AMBAC insured, 5.00% 2017                                                 2,880            3,186
Economic Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)                                     3,000            3,283
Educational Facs. Auth., Rev. Bonds, Stanford University, Series N, 5.35% 2027                      3,000            3,088
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
     Special Tax Bonds, Series 1999, 6.125% 2016                                                      975            1,030
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999,
     7.00% 2024                                                                                     2,000            2,151
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
     Series 1999, 6.50% 2015                                                                        1,000            1,076
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
     Series 1999, 6.625% 2030                                                                       1,000            1,051
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax
     Bonds, Series 2004, 6.00% 2034                                                                 1,000            1,008
Various Purpose G.O. Bonds 5.25% 2018                                                               8,000            8,700
G.O. Bonds, 6.00% 2019                                                                              5,000            5,941
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, Series 2003-A1, 6.25% 2033                                                              9,000            8,404
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H,
     4.45% 2026 (put 2011)                                                                          5,100            5,187
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C4, Class I,
     5.10% 2007                                                                                        65               66
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C4, Class I,
     5.20% 2009                                                                                        45               46
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement
     Bonds, Group Two, 5.60% 2022                                                                   1,715            1,770
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement
     Bonds, Group Two, 5.50% 2029                                                                   3,000            3,008
Joint Powers Health Fncg. Auth., Cert. of Part. (Community Hospitals of Central
     California Project), Series 2001, 5.00% 2011                                                   1,115            1,169
City of La Verne, Rev. Cert. of Part. (Brethren Hillcrest Homes), Series
     2003-B, 6.625% 2025                                                                            1,250            1,273
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax
     Bonds, Series 2003, 6.00% 2033                                                                 1,000            1,025
City of Lincoln, Community Facs. Dist. No. 2003-1 (Lincoln Crossing Project),
     Special Tax Bonds, Series 2003-A, 6.125% 2033                                                  2,000            2,021
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
     Project), Series 1995-A, 6.10% 2010 (preref. 2005)                                             4,000            4,230
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
     Project), Series 1995-A, 6.125% 2015 (preref. 2005)                                            5,000            5,288
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
     Project), Series 1995-A, 6.125% 2023 (preref. 2005)                                           12,500           13,220
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
     Project), Series 1995-A, MBIA insured, 6.125% 2023 (preref. 2005)                              2,000            2,115
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific
     Project), Series 2001, AMBAC insured, 5.50% 2015                                               2,150            2,431
County of Los Angeles, Capital Asset Leasing Corp., Cert. of Part. (Marina del
     Rey), Series 1993-A, 6.50% 2008                                                                3,915            3,999
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001
     Election, Series A, 5.50% 2016                                                                10,500           11,794
Community Facs. Dist. No. 2002-1 of the County of Orange (Ladera Ranch),
     Special Tax Bonds, Series 2003-A, 5.55% 2033                                                   2,000            2,007
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern
     County at Delano II), Series 2003-C, 5.50% 2018                                                7,820            8,539
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State
     Hospital), Series 2004-A, 5.25% 2013                                                           2,000            2,204
Regents of the University of California (The), Various University of California
     Projects, Series 1993-A, 5.50% 2021                                                            2,000            2,025
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special
     Tax Bonds, Series 1999, 6.00% 2011                                                             3,075            3,423
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special
     Tax Bonds, Series 1999, 6.30% 2025                                                             2,750            2,928
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special
     Tax Ref. Bonds, Series 1999, 5.30% 2007                                                        2,665            2,826
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special
     Tax Ref. Bonds, Series 1999, 5.80% 2017                                                        3,245            3,431
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax
     Bonds, Series 1999, 6.50% 2015                                                                 1,465            1,575
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter &
     Gamble Project), Series 1995, 6.375% 2010                                                        500              521
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter &
     Gamble Project), Series 1995, 6.375% 2010 (preref. 2005)                                         500              531
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist.
     No. 1, Improvement Area No. 2, Special Tax Ref. Bonds (Elliott Ranch),
     6.30% 2021                                                                                       500              522
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
     (Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A,
     5.20% 2029 (put 2009)                                                                          1,500            1,609
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation
     Improvement Bonds, 6.25% 2012                                                                    995            1,034
City of San Jose Fin. Auth., Lease Rev. Bonds (Civic Center Project),
     Series 2002-D, AMBAC insured, 5.00% 2039 (put 2006)                                            5,000            5,281
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027                             3,000            3,146
Community Facs. Dist. No. 99-1 (Talega) of the Santa Margarita Water Dist.,
     Special Tax Bonds, Series 1999, 6.10% 2014                                                     1,195            1,280
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes
     (South Tahoe Redev. Project Area No. 1), Series 1999-A, 7.30% 2007
     (preref. 2004)                                                                                 3,000            3,015
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes
     (South Tahoe Redev. Project Area No. 1), Series 1999-B, 7.30% 2007
     (preref. 2004)                                                                                 1,905            1,915
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes
     (South Tahoe Redevelopment Project Area No. 1), Series 2003-B, 5.125% 2009                     2,000            2,081
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine
     Apartment Communities, LP), Series 1998-A3, 5.10% 2025 (put 2010)                              4,000            4,233
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity
     Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)                           1,500            1,609
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf
     Creek), Special Tax Bonds, Series 2003, 5.90% 2034                                             1,625            1,637
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014                          1,300            1,352
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2009                        1,000            1,115
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014                        3,000            3,462
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017                        5,550            6,260
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022                       3,000            3,200
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, FSA insured,
     5.25% 2011                                                                                     4,000            4,488
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured,
     5.50% 2015                                                                                     2,000            2,250
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured,
     5.50% 2016                                                                                     1,000            1,122
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special
     Tax Bonds, 6.00% 2033                                                                          1,000            1,018
                                                                                                                   196,451

COLORADO -- 3.24%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470
     Project), 6.90% 2015 (preref. 2005)                                                            2,500            2,709
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470
     Project), 6.95% 2020 (preref. 2005)                                                           17,500           18,969
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470
     Project), Senior Capital Appreciation Bonds, Series 2000-B, 0% 2034                            7,500              828
Denver Convention Center Hotel Auth. Rev. Bonds, Series 2003-A, XLCA insured,
     5.00% 2016                                                                                     6,925            7,470
Denver Convention Center Hotel Auth. Rev. Bonds, Series 2003-A, XLCA insured,
     5.00% 2017                                                                                     5,000            5,361
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999,
     6.70% 2019                                                                                     3,400            3,636
EagleBend Affordable Housing Corp., Multi-family Housing Project Rev. Ref.
     Bonds, Series 1997-A, 6.20% 2012                                                               1,000            1,010
EagleBend Affordable Housing Corp., Multi-family Housing Project Rev. Ref.
     Bonds, Series 1997-A, 6.40% 2017                                                               2,000            2,004
EagleBend Affordable Housing Corp., Multi-family Housing Project Rev. Ref.
     Bonds, Series 1997-A, 6.45% 2021                                                               3,175            3,144
EagleBend Dowd Affordable Housing Corp., Multi-family Housing Project Rev.
     Bonds, Series 1998-A, 6.35% 2014 (preref. 2005)                                                  885              925
EagleBend Dowd Affordable Housing Corp., Multi-family Housing Project Rev.
     Bonds, Series 1998-A, 6.63% 2039 (preref. 2005)                                                2,000            2,092
Health Facs. Auth., Health Facs. Rev. Bonds (The Evangelical Lutheran Good
     Samaritan Society Project), Series 2000, 6.60% 2016                                            5,250            5,876
Health Facs. Auth., Health Facs. Rev. Bonds (The Evangelical Lutheran Good
     Samaritan Society Project), Series 2002, 5.90% 2027                                            3,670            3,801
Health Facs. Auth., Health Facs. Rev. Bonds (The Evangelical Lutheran Good
     Samaritan Society Project), Series 2004-B, 3.75% 2034 (preref. 2009)                           1,250            1,257
Health Facs. Auth., Hospital Rev. Bonds (Catholic Health Initiatives), Series
     2001, 5.375% 2010                                                                              1,500            1,670
Health Facs. Auth., Hospital Rev. Bonds (Catholic Health Initiatives), Series
     2001, 5.50% 2014                                                                               3,000            3,280
Health Facs. Auth., Hospital Rev. Bonds (Catholic Health Initiatives), Series
     2001, 5.50% 2015                                                                               4,250            4,618
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A,
     5.00% 2009                                                                                     1,000            1,086
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series
     1995, 6.75% 2025                                                                               4,160            4,288
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series
     2002-B, 6.125% 2033                                                                            9,000            9,235
Health Facs. Auth., Hospital Rev. Bonds (PorterCare Adventist Health System
     Project), Series 2001, 6.50% 2031                                                              3,800            4,152
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds,
     Series 1997-A3, 7.00% 2016                                                                       270              271
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds,
     Series 1997-C3, 6.75% 2017                                                                       170              171
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds,
     Series 1998-D3, 6.125% 2023                                                                    1,455            1,492
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds,
     Series 1998-B3, 6.55% 2025                                                                     1,555            1,568
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds,
     Series 1997-B3, 6.80% 2028                                                                       130              131
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds,
     Series 1999-A, MBIA insured, 0% 2011                                                           2,600            2,061
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds,
     Series 1999-A, MBIA insured, 0% 2012                                                           4,700            3,534
North Range Metropolitan Dist. No. 1 (City of Commerce City), Adams County,
     Limited Tax G.O. Bonds, Series 2001, 7.25% 2031                                                3,775            3,806
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart
     Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026                               5,415            5,634
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series
     2001, 7.50% 2031                                                                               7,310            7,514
                                                                                                                   113,593

CONNECTICUT -- 0.66%
Dev. Auth., Pollution Control Rev. Ref. Bonds (The Connecticut Light and Power
     Co. Project), Series 1993-A, 5.85% 2028                                                        5,025            5,279
G.O. Bonds, Series 2001-B, 5.375% 2016 (preref. 2011)                                               1,900            2,145
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.375%
     2004 (escrowed to maturity)(1)                                                                 1,985            1,985
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.50%
     2005 (escrowed to maturity)(1)                                                                 1,490            1,565
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40%
     2011(1)                                                                                        2,025            2,172
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40%
     2011 (preref. 2007)(1)                                                                         2,470            2,765
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
     Improvement Bonds, Series 2001, 5.375% 2011                                                    1,000            1,091
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
     Improvement Bonds, Series 2001, 6.00% 2016                                                     1,000            1,088
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
     Improvement Bonds, Series 2001, 6.25% 2021                                                     3,000            3,260
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
     Improvement Bonds, Series 2001, 6.25% 2031                                                     1,500            1,585
                                                                                                                    22,935

DISTRICT OF COLUMBIA -- 0.48%
Cert. of Part., Series 2002, Lease Rev. Bonds, AMBAC insured, 5.25% 2013                            1,000            1,103
G.O. Ref. Bonds, Series 1993-A, AMBAC insured, 5.875% 2005 (escrowed to maturity)                   2,125            2,195
G.O. Ref. Bonds, Series 1993-B1, AMBAC insured, 5.50% 2009                                          1,500            1,681
G.O. Ref. Bonds, Series 2002-C, XLCA insured, 5.25% 2013                                            1,000            1,109
Gallery Place Project, Tax Increment Rev. Bonds, Series 2002, FSA insured,
     5.50% 2016                                                                                     1,000            1,110
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
     Hospital and Washington Hospital Center Projects), Series 2001-B, 6.625%
     2031 (preref. 2005)                                                                            4,000            4,094
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
     Hospital and Washington Hospital Center Projects), Series 2001-D, 6.875%
     2031 (preref. 2007)                                                                            5,000            5,567
                                                                                                                    16,859

FLORIDA -- 5.71%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special
     Assessment Rev. Bonds, Series 1998, 5.75% 2006                                                   145              145
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special
     Assessment Rev. Bonds, Series 2000, 6.50% 2007                                                    60               60
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special
     Assessment Rev. Bonds, Series 1996, 7.60% 2018                                                   825              852
Bay County, Pollution Control Rev. Ref. Bonds (International Paper), Series
     1998-A, 5.10% 2012                                                                             3,500            3,719
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment
     Bonds (Industrial Project), Series 2002-B, 7.00% 2014                                            745              779
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment
     Bonds (Industrial Project), Series 2002-B, 7.25% 2033                                            735              780
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
     (Capital Projects Loan Program -- The Glenridge on Palmer Ranch Project),
     Series 2002-A, 8.00% 2032                                                                     12,485           12,830
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series
     1998-B, 5.70% 2005                                                                             1,175            1,174
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev.
     Bonds, Series 2004-B, 5.00% 2011                                                               1,300            1,305
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special
     Assessment Ref. Bonds, Series 1995, 8.25% 2016 (preref. 2005)                                    925              984
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special
     Assessment Ref. Bonds, Series 2000-C, 7.10% 2030                                               8,145            8,731
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group),
     Series 2003-A, 5.25% 2012                                                                      1,000            1,106
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group),
     Series 2003-A, 5.25% 2013                                                                      4,000            4,428
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B,
     5.00% 2007                                                                                       865              873
Fishhawk Community Dev. Dist. (Hillsborough County), Special Assessment Rev.
     Bonds, Series 2000, 6.65% 2007                                                                    90               91
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B
     (Long Term), 7.375% 2031                                                                       2,940            3,159
Gateway Services Community Dev. Dist., Special Assessment Bonds (Stoneybrook
     Project), Series 2003, 5.50% 2008                                                              1,500            1,529
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City
     Center Fort Myers Project), Series 2003-B, 5.50% 2010                                          4,715            4,775
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special
     Assessment Bonds, Series 2003, 5.20% 2007                                                      1,065            1,070
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special
     Assessment Bonds, Series 2002, 6.125% 2007                                                     1,400            1,407
Greyhawk Landing, Community Dev. Dist. (Manatee County), Special Assessment
     Rev. Bonds, Series 2002-B, 6.25% 2009                                                            700              706
Greyhawk Landing, Community Dev. Dist. (Manatee County), Special Assessment
     Rev. Bonds, Series 2002-A, 7.00% 2033                                                            990            1,054
The Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds,
     Series 2000-B, 7.625% 2008                                                                       680              653
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev.
     Bonds, Series 2001-B, 6.35% 2010                                                               1,295            1,317
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev.
     Bonds, Series 2002, 6.75% 2034                                                                 3,500            3,747
Harbour Lake Estates Community Dev. Dist. (Miramar), Special Assessment Bonds,
     Series 2001, 6.40% 2006                                                                          790              791
Heritage Harbour Community Dev. Dist. (Manatee County), Special Assessment Rev.
     Bonds, Series 1997-B, 6.00% 2006                                                                 400              401
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital
     Improvement Rev. Bonds, Series 2002-B, 5.40% 2008                                              1,840            1,858
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006                        350              351
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev.
     Bonds, Series 1998, 5.40% 2006                                                                   755              757
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev.
     Bonds, Series 1999, 6.25% 2004                                                                 1,350            1,350
Heritage Pines Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 1998-B, 5.50% 2005                                                                 675              674
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
     System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2010                                     1,055            1,143
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
     System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2011                                     1,205            1,303
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
     System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2012                                     2,000            2,147
Hillsborough County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa
     General Hospital Project), Series 2003-A, 5.00% 2012                                           1,000            1,066
Hillsborough County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa
     General Hospital Project), Series 2003-A, 5.25% 2015                                           3,500            3,696
Hillsborough County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa
     General Hospital Project), Series 2003-A, 5.00% 2018                                           2,500            2,541
Jacksonville Electric Auth., St. Johns River Power Park System, Rev. Ref.
     Bonds, Issue Two, Series Seventeen, 5.00% 2015                                                 4,000            4,317
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
     Improvement Rev. Bonds, Series 2003-B, 5.40% 2008                                              2,730            2,749
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
     Improvement Rev. Bonds, Series 2001-B, 6.40% 2011                                              2,080            2,112
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
     Improvement Rev. Bonds, Series 2003-A, 6.50% 2032                                              2,210            2,257
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
     Improvement Rev. Bonds, Series 2001-A, 7.40% 2032                                                925              992
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special
     Assessment Rev. Bonds, Series 2000-B, 7.00% 2010                                               2,035            2,064
Lakewood Ranch Community Dev. Dist. 5 (Manatee County), Special Assessment Rev.
     Bonds, Series 2003, 5.30% 2007                                                                 1,000            1,008
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at
     Healthpark Florida, Inc. Project), Series 1997-A, 5.80% 2006                                   1,005            1,038
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at
     Healthpark Florida, Inc. Project), Series 1997-A, 6.25% 2017                                   5,550            5,627
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project), Series
     1999-A, 5.25% 2006                                                                             1,150            1,206
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project), Series
     1999-A, 5.50% 2010                                                                             1,500            1,608
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project), Series
     1999-A, 5.75% 2012                                                                             1,360            1,446
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project), Series
     1999-A, 5.75% 2013                                                                             1,840            1,940
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project), Series
     1999-A, 5.75% 2014                                                                               500              523
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project), Series
     1999-A, 5.75% 2015                                                                             1,900            1,980
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project), Series
     1999-A, 5.50% 2021                                                                             1,550            1,555
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project), Series
     1999-A, 5.50% 2029                                                                             7,750            7,448
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment
     Bonds, Series 2000-B, 6.75% 2007                                                                 185              186
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment
     Bonds, Series 2002, 6.625% 2032                                                                3,570            3,730
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment
     Bonds, Series 2000-A, 7.65% 2032                                                               3,920            4,293
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement
     Rev. Bonds, Series 2003-B, 5.25% 2007                                                            870             874
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement
     Rev. Bonds, Series 2004-1, 4.80% 2009                                                          1,000              997
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement
     Rev. Bonds, Series 2003-A, 6.40% 2034                                                          2,000            2,064
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement
     Rev. Ref. Bonds, Series 2004, 4.60% 2018                                                       1,500            1,475
Meadow Pointe IV Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2003-B, 5.125% 2007                                                              2,000            2,013
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami
     Children's Hospital Project), Series 2001-A, AMBAC insured, 5.625% 2016                        5,495            6,111
Mid-Bay Bridge Auth., Rev. Bonds, Series 1993-D, 6.10% 2022 (escrowed to
     maturity)                                                                                        105              125
Mid-Bay Bridge Auth., Rev. Bonds, Series 1993-D, 6.10% 2022                                           395              409
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and
     Rev. Bonds (Parking Garage Project), Series 2004-A, 6.25% 2037                                 5,000            5,121
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds
     (Infrastructure Project), Series 2004-B, 6.50% 2037                                            1,000            1,029
Northern Palm Beach County Improvement Dist., Water Control and Improvement
     Bonds, Unit of Dev. No. 9A, Series 1996-A, 6.80% 2006 (escrowed to
     maturity)                                                                                        430              459
Northern Palm Beach County Improvement Dist., Water Control and Improvement
     Bonds, Unit of Dev. No. 9A, Series 1996-A, 7.30% 2027 (preref. 2006)                           1,500            1,679
Northern Palm Beach County Improvement Dist., Water Control and Improvement
     Bonds, Unit of Dev. No. 9B, Series 1999, 5.85% 2013                                              765              808
Northern Palm Beach County Improvement Dist., Water Control and Improvement
     Bonds, Unit of Dev. No. 9B, Series 1999,  5.90% 2019                                           1,085            1,127
Northern Palm Beach County Improvement Dist., Water Control and Improvement
     Bonds, Unit of Dev. No. 9B, Series 1999, 6.00% 2029                                            1,100            1,119
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange
     Project), Series 1998-A, 5.50% 2010                                                            1,000            1,010
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange
     Project), Series 1998-A, 5.80% 2026                                                            1,000            1,003
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2004,
     5.25% 2009                                                                                     3,500            3,899
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001,
     5.25% 2014                                                                                     4,135            4,703
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds
     (Adult Communities Total Services, Inc. Obligated Group), Series 1996,
     5.625% 2020                                                                                    2,750            2,814
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev.
     Bonds, Series 2002, 7.25% 2033                                                                 1,500            1,573
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev.
     Bonds, Series 2000-A, 6.95% 2031                                                               2,660            2,804
School Board of Miami-Dade County, Cert. of Part., Series 2003-C, MBIA insured,
     5.00% 2027 (put 2008)                                                                          2,200            2,390
School Dist. of Palm Beach County, G.O. Ref. Bonds, Series 2002, MBIA insured,
     5.00% 2005                                                                                     3,000            3,097
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev.
     Bonds, Series 2002, 6.90% 2033                                                                 1,975            2,103
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment
     Rev. Bonds, Series 2003-B, 6.375% 2013                                                         3,945            4,005
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County),
     Special Assessment Rev. Bonds, Series 2000-B, 6.45% 2010                                         685              696
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County),
     Special Assessment Rev. Bonds, Series 2000-A, 7.00% 2032                                       1,775            1,876
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev.
     Bonds, Series 2003, 6.25% 2013                                                                   900              914
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev.
     Bonds, Series 2003, 6.875% 2023                                                                1,000            1,037
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev.
     Bonds, Series 2003, 6.95% 2033                                                                 1,000            1,035
University Place Community Dev. Dist. (Manatee County), Series 2001-B, 6.10%
     2007                                                                                             870              873
University Place Community Dev. Dist. (Manatee County), Series 2001-A, 7.00%
     2032                                                                                             970            1,028
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev.
     Bonds, Series 2001-A, 6.95% 2033                                                               3,945            4,191
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev.
     Bonds, Series 2004, 6.25% 2034                                                                 2,250            2,289
Venetian Community Dev. Dist., Sarasota County, Capital Improvement Rev. Bonds,
     Series 2002-B, 5.95% 2012                                                                      3,195            3,241
Venetian Community Dev. Dist., Sarasota County, Capital Improvement Rev. Bonds,
     Series 2002-A, 6.75% 2034                                                                      1,000            1,050
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev.
     Bonds, Series 2003-B, 5.00% 2008                                                               1,955            1,964
Vista Lakes Community Dev. Dist. (City of Orlando), Capital Improvement Rev.
     Bonds, Series 2002-B, 5.80% 2008                                                                 615              619
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
     Series 2001-B, 6.25% 2010                                                                        490              495
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
     Series 2001-A, 6.95% 2031                                                                        485              513
                                                                                                                   200,063

GEORGIA -- 1.77%
City of Atlanta, Airport Facs. Rev. Ref. Bonds, Series 1994-A, AMBAC insured,
     6.50% 2009                                                                                     1,000            1,159
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001,
     7.75% 2014                                                                                     3,000            3,134
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001,
     7.90% 2024                                                                                    10,000           10,501
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC insured,
     5.50% 2022                                                                                     8,500            9,794
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds
     (The Park at Briarcliff Apartments Project), Series 1998-A, 4.55% 2028
     (put 2008)                                                                                     5,985            6,291
G.O. Bonds, Series 2002-B, 4.50% 2005                                                               2,500            2,552
G.O. Ref. Bonds, Series 1998-E, 5.00% 2005                                                          3,505            3,559
G.O. Bonds, Series 2001-B, 5.25% 2016                                                               8,000            8,839
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia
     College & State University Foundation Property III, LLC Student Housing
     System Project), Series 2004, 5.00% 2014                                                       2,000            2,060
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia
     College & State University Foundation Property III, LLC Student Housing
     System Project), Series 2004, 5.00% 2015                                                       1,000            1,026
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia
     College & State University Foundation Property III, LLC Student Housing
     System Project), Series 2004, 5.625% 2030                                                      5,000            5,138
Municipal Electric Auth., General Power Rev. Bonds, Series X, 6.50% 2012                            1,215            1,402
Municipal Electric Auth., Project One Senior Bond, Fourth Crossover Series,
     MBIA insured, 6.50% 2012                                                                       5,700            6,607
                                                                                                                    62,062

HAWAII -- 0.31%
G.O. Bonds of 1997, Series CN, FGIC insured, 5.25% 2013                                             3,000            3,277
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B,
     5.00% 2013                                                                                     1,370            1,521
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B,
     5.00% 2013 (escrowed to maturity)                                                                630              706
City and County of Honolulu, G.O. Bonds, Series 2001-A, FSA insured, 5.375%
     2012 (preref. 2011)                                                                            2,000            2,278
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond
     Resolution), Senior Series 2001, AMBAC insured, 5.50% 2015                                     1,875            2,108
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond
     Resolution), Senior Series 2001, AMBAC insured, 5.50% 2016                                     1,000            1,121
                                                                                                                    11,011

ILLINOIS -- 9.13%
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST, Series of June
     2001, 5.50% 2016                                                                               7,470            8,361
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST, Series of June
     2001, 5.50% 2017                                                                               8,000            8,954
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST, Series of March
     2001, 5.50% 2016                                                                               3,000            3,358
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST, Series of
     September 2001, 5.375% 2015                                                                    2,500            2,783
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST, Series of
     September 2001, 5.375% 2016                                                                    1,500            1,665
Central Lake County, Joint Action Water Agcy., Water Rev. Ref. Bonds, Series
     2003, AMBAC insured, 5.25% 2015                                                                5,095            5,638
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999,
     FGIC insured, 5.25% 2020                                                                       2,000            2,254
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds,
     Series 1993-A, MBIA insured, 5.00% 2012                                                        5,815            6,414
City of Chicago, O'Hare International Airport, Passenger Fac. Charge Rev. Bonds,
     Series 1996-A, AMBAC insured, 5.60% 2010                                                       2,000            2,130
     City of Chicago, O'Hare International Airport, Special Facs. Rev. Ref.
     Bonds (United Air Lines, Inc. Project), Series 1999-A, 5.35% 2016(2)                           3,685              608
City of Chicago, School Reform Board of Trustees of the Board of Education,
     Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC
     insured, 0% 2011                                                                               2,745            2,098
City of Chicago, School Reform Board of Trustees of the Board of Education,
     Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997, AMBAC insured,
     6.75% 2012                                                                                     1,000            1,235
City of Chicago, School Reform Board of Trustees of the Board of Education,
     Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC
     insured, 0% 2014                                                                               7,085            4,595
City of Chicago, School Reform Board of Trustees of the Board of Education,
     Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1998-B, FGIC
     insured, 0% 2014                                                                               2,000            1,296
City of Chicago, School Reform Board of Trustees of the Board of Education,
     Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC
     insured, 0% 2015                                                                               3,245            1,989
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project),
     Capital Appreciation Bonds, Series 2000-A, AMBAC insured, 0% 2007                              7,000            6,460
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project),
     Capital Appreciation Bonds, Series 2000-A, AMBAC insured, 0% 2008                              7,000            6,204
City of Chicago, Water Rev. Bonds, Series 1997, FGIC insured, 0% 2014                               3,500            2,278
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O.
     Capital Improvement Bonds, Series of March 1993, 5.25% 2004                                    5,000            5,049
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O. Ref.
     Bonds, Series of March 1993, 5.30% 2005                                                        5,325            5,570
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O. Ref.
     Bonds, Series of March 1993, 5.50% 2010                                                        2,275            2,601
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital
     Improvement Bonds, Limited Tax Series D of December 2002, 5.00% 2012                           2,650            2,947
Civic Center Bonds (Special State Obligation Bonds), Series 1991, AMBAC insured,
     6.25% 2020                                                                                     6,500            8,010
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC insured,
     6.50% 2011                                                                                     4,000            4,817
Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will
     Counties, G.O. Bonds, Series 1994-D, FGIC insured, 7.75% 2019                                  4,500            6,132
Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will
     Counties, G.O. Bonds, Series 2002-B, FGIC insured, 5.375% 2014                                 4,000            4,520
Township High School Dist. Number 205, Cook County (Thornton), G.O. Limited
     Capital Appreciation Bonds, Series 1998-D, FSA insured, 0% 2008                                4,730            4,193
Dev. Fin. Auth., Rev. Bonds (Provena Health), Series 1998-A, MBIA insured,
     5.50% 2010                                                                                     5,120            5,723
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust),
     5.50% 2016                                                                                     7,165            7,985
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust),
     5.50% 2017                                                                                     2,885            3,205
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds, Field Museum of
     Natural History, Series 2002, 4.45% 2036 (put 2014)                                            1,000            1,020
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds, Field Museum of
     Natural History, Series 2002, 4.60% 2036 (put 2015)                                            6,000            6,150
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds, Field Museum of
     Natural History, Series 2002, 4.75% 2036 (put 2016)                                            2,000            2,059
Educational Facs. Auth., Adjustable Rate Rev. Bonds, The University of Chicago,
     Series 2001B-1, 3.45% 2036                                                                     2,500            2,552
Educational Facs. Auth., Rev. Bonds, Loyola University of Chicago, Series
     2003-A, 5.00% 2026                                                                             5,000            5,055
Educational Facs. Auth., Rev. Bonds, MJH Education Assistance Illinois III LLC,
     Series 1999-D, AMBAC insured, 5.45% 2014                                                       1,500            1,500
Educational Facs. Auth., Rev. Bonds, Northwestern University, Series 2003,
     5.00% 2017                                                                                     3,255            3,511
Educational Facs. Auth., Rev. Ref. Bonds, The Art Institute of Chicago, Series
     2003-A, 5.375% 2018                                                                            1,000            1,070
Educational Facs. Auth., Rev. Ref. Bonds, The Art Institute of Chicago, Series
     2003-A, 5.375% 2023                                                                            1,500            1,577
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.00% 2022                                1,250            1,300
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.25% 2030                                7,000            7,282
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.25% 2034                                4,500            4,621
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.625% 2017                               3,860            4,246
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.125%
     2027                                                                                           2,000            1,976
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series
     1995-A, 6.50% 2006                                                                               770              835
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series
     1995-A, 7.40% 2023                                                                             3,000            3,361
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016                             2,000            2,309
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     4.50% 2009                                                                                       840              888
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     4.625% 2010                                                                                    1,310            1,379
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     5.00% 2007                                                                                       700              749
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     5.00% 2008                                                                                       810              873
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B,
     4.875% 2013                                                                                    2,130            2,216
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000,
     6.125% 2011                                                                                    2,835            3,217
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000,
     6.25% 2012                                                                                     4,425            5,000
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series
     1997-A, 5.50% 2008                                                                             1,000            1,092
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series
     1997-A, 5.80% 2016                                                                             8,000            8,474
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C,
     6.00% 2018                                                                                     2,705            3,089
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     4.50% 2009 (preref. 2008)                                                                      1,090            1,184
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     4.625% 2010 (preref. 2008)                                                                     1,690            1,844
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B,
     4.875% 2013 (preref. 2008)                                                                       330              363
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B,
     MBIA insured, 5.25% 2018 (preref. 2008)                                                          385              429
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     5.00% 2007 (escrowed to maturity)                                                                920              996
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     5.00% 2008 (escrowed to maturity)                                                              1,060            1,162
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B,
     MBIA insured, 5.25% 2018                                                                       2,115            2,260
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999,
     FSA insured, 5.00% 2008                                                                        1,230            1,328
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999,
     FSA insured, 5.125% 2028                                                                       2,000            2,034
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999,
     FSA insured, 5.25% 2012                                                                        6,960            7,639
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.20% 2012                    2,200            2,293
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2013                    2,430            2,520
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018                    5,050            5,112
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008                    1,640            1,765
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2009                    2,290            2,468
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2010                    2,440            2,609
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series
     2001, 5.875% 2031                                                                              3,500            3,505
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series
     2002-B, 6.125% 2028                                                                            1,000            1,022
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A,
     FSA insured, 5.50% 2012                                                                        2,545            2,856
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A,
     FSA insured, 5.50% 2017                                                                        1,500            1,638
Health Facs. Auth., Rev. Bonds (Evangelical  Hospitals Corp.), Series 1992-C,
     6.25% 2022 (escrowed to maturity)                                                              4,000           4,864
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series
     1997-A, 5.25% 2018                                                                             4,675            4,500
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. -- Obligated
     Group), Series 1998-A, MBIA insured, 5.25% 2008                                                4,000            4,371
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. -- Obligated
     Group), Series 1998-A, MBIA insured, 5.375% 2013                                               1,785            1,961
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group --
     Lutheran Hillside Village Project), Series 2001-A, 7.375% 2031                                 1,500            1,501
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019                     4,500            4,819
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.00%
     2007                                                                                           1,070            1,141
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25%
     2008                                                                                           1,745            1,893
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25%
     2009                                                                                           2,500            2,731
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25%
     2011                                                                                           2,295            2,513
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2000, 6.85%
     2029 (preref. 2010)                                                                            2,500            3,047
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75%
     2022                                                                                           5,000            5,166
Health Facs. Auth., Rev. Bonds (Sherman Health Systems), Series 1997, AMBAC
     insured, 5.50% 2010                                                                            2,595            2,838
Health Facs. Auth., Rev. Bonds (The Children's Memorial Hospital),
     Series 1999-A, AMBAC insured, 5.75% 2010 (preref. 2009)                                        1,835            2,107
Health Facs. Auth., Rev. Bonds (The Children's Memorial Hospital),
     Series 1999-A, AMBAC insured, 5.75% 2011 (preref. 2009)                                        1,690            1,941
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A,
     5.75%  2009                                                                                    1,325            1,356
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A,
     6.00% 2019                                                                                     1,435            1,469
Housing Dev. Auth., Multi-family Housing Bonds, Series 1992-A, 7.00% 2010                           1,235            1,238
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Ref.
     Bonds, Series 2002-B, MBIA insured, 5.25% 2011                                                 2,000            2,247
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev.
     Ref. Bonds, Series 2001-A, AMBAC insured, 5.50% 2021                                           2,670            3,080
Board of Trustees of the University of Illinois, Cert. of Part. (Utility
     Infrastructure Projects), Series 2001-A, AMBAC insured, 5.375% 2015
     (preref. 2011)                                                                                 3,530            4,018
Community Unit School Dist. Number 308, Kendall, Kane and Will Counties, G.O.
     School Bonds, Series 2002-B, FGIC insured, 5.25% 2015                                          2,775            3,077
Community Unit School Dist. Number 365-U, Will County (Valley View), G.O.
     Capital Appreciation School Bonds, Series 2002, FSA insured, 0% 2017                           2,000            1,101
Village of Schaumburg, Cook and DuPage Counties, G.O. Bonds, Series 2004-B,
     FGIC insured, 5.00% 2038                                                                       5,000            5,054
                                                                                                                   319,533

INDIANA -- 2.82%
Boone County Hospital Association, Lease Rev. Bonds, Series 2001, FGIC insured,
     5.00% 2010                                                                                     1,255            1,384
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15),
     Series 1997-A, 5.75% 2011                                                                      4,000            3,646
Educational Facs. Auth., Educational Facs. Rev. Bonds (University of Evansville
     Project), Series 1996, 5.25% 2005                                                              1,000            1,011
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series
     1999-D, 5.25% 2016 (preref. 2009)                                                              3,000            3,388
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series
     1997-D, 5.00% 2026 (preref. 2007)                                                             13,990           14,947
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
     Series 1996-A, 5.50% 2016                                                                     10,250           10,746
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
     Series 1996-A, MBIA insured, 5.25% 2008                                                        1,700            1,843
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
     Series 1996-A, MBIA insured, 5.50% 2016                                                        4,000            4,289
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Holy Cross Health System Corp.),
     Series 1998, MBIA insured, 5.375% 2010                                                         7,095            7,795
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Sisters of St. Francis Health
     Services, Inc. Project), Series 1997-A, MBIA insured, 5.00% 2008                               1,000            1,090
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.50% 2015                                                                             1,275            1,407
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.50% 2016                                                                             1,605            1,762
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.00% 2018                                                                             1,735            1,816
Trustees of Indiana University (The), Indiana University Student Fee Bonds,
     Series O, FGIC insured, 5.375% 2016                                                            4,690            5,371
Trustees of Ivy Tech State College, Ivy Tech State College Student Fee Bonds,
     Series H, AMBAC insured, 5.00% 2014                                                            1,000            1,087
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease
     Rental Rev. Ref. Senior Bonds, Series 2001-A, MBIA insured, 5.50% 2015                         3,370            3,780
Trustees of Purdue University (The), Purdue University Student Fee Bonds,
     Series R, 5.375% 2015                                                                          1,250            1,400
State Office Building Commission, Correctional Facs. Program Rev. Bonds, Series
     1995-B, AMBAC insured, 6.25% 2012                                                              8,490           10,151
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional
     Fac.), Series 2002-A, FGIC insured, 5.25% 2012                                                 2,590            2,908
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional
     Fac.), Series 2002-A, FGIC insured, 5.50% 2016 (preref. 2012)                                  5,650            6,499
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2013                                      2,000            2,266
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2014                                      2,000            2,255
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015                                      4,000            4,481
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015                                      2,250            2,520
Transportation Fin. Auth., Airport Facs. Lease Rev. Bonds, Series A, 6.50% 2007                     1,000            1,007
                                                                                                                    98,849

IOWA -- 0.70%
City of Ames, Hospital Rev. Ref. Bonds (Mary Greeley Medical Center), Series
     2003, AMBAC insured, 5.00% 2013                                                                1,000            1,098
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999,
     FSA insured, 5.50% 2011                                                                        1,420            1,571
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999,
     FSA insured, 5.60% 2012                                                                        1,375            1,541
Fin. Auth., Rev. and Ref. Bonds (Mercy Health Services Obligated Group), Series
     1997-V, 5.00% 2010 (escrowed to maturity)                                                        590              643
Fin. Auth., Single-family Mortgage Bonds, Series 1997-F, 5.55% 2016                                 1,075            1,123
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC
     insured, 6.00% 2027                                                                            5,000            5,585
Fin. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018                     4,395            4,863
Polk County, Rev. Bonds, Catholic Health Initiatives, Series 1997-A, 5.50% 2007                     1,520            1,662
Polk County, Rev. Bonds, Catholic Health Initiatives, Series 1997-A, 5.125% 2011                    1,500            1,586
Polk County, Rev. Bonds, Catholic Health Initiatives, Series 1997-A, 5.125% 2012                    3,170            3,331
Tobacco Settlement Auth., Asset-backed bonds, Series 2001-B, 5.50% 2012                             1,500            1,471
                                                                                                                    24,474

KANSAS -- 0.03%
City of Lenexa (Lakeview Village, Inc. -- Southridge Project), Health Care Fac.
     Rev. Bonds, Series 2002-C, 6.875% 2032                                                         1,000            1,056

KENTUCKY -- 0.60%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project),
     Series 1999, 5.70% 2009                                                                        5,250            5,682
Asset/Liability Commission, Project Ref. Notes, General Fund Series 2003-A,
     AMBAC insured, 5.00% 2006                                                                      5,000            5,300
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.20% 2004                       1,540            1,541
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2008                         630              639
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2009                       3,305            3,309
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.70% 2010                         490              489
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.75% 2011                       2,190            2,169
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017                       2,000            1,912
                                                                                                                    21,041

LOUISIANA -- 2.97%
Health Education Auth., Rev. Bonds (Lambeth House Project), Series 1996, 9.00%
      2026 (preref. 2006)                                                                           9,000           10,481
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A,
     5.50% 2010                                                                                     3,020            3,039
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A,
     6.15% 2018                                                                                     2,000            2,012
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A,
     6.20% 2028                                                                                     3,950            3,900
Jefferson Parish Hospital Services Dist. No. 1 (West Jefferson Medical Center),
     Hospital Rev. Bonds, Series 1998-A, FSA insured, 5.25% 2011                                    2,070            2,247
Jefferson Parish Hospital Services Dist. No. 2 (West Jefferson Medical Center),
     Hospital Rev. Bonds, Series 1998-A, FSA insured, 5.25% 2011                                    2,000            2,187
Jefferson Parish Hospital Services Dist. No. 1 (West Jefferson Medical Center),
     Hospital Rev. Bonds, Series 1998-A, FSA insured, 5.25% 2012                                    1,930            2,118
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
     (Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC
     insured, 6.30% 2030                                                                           11,500           13,309
Parish of Morehouse, Pollution Control Rev. Ref. Bonds, Series 2001-A,
     5.25% 2013                                                                                     8,500            9,128
Parish of West Feliciana, Pollution Control Rev. Bonds (Gulf States Utilities
     Co. Project), Series 1985-B, 9.00% 2015                                                        2,000            2,098
Parish of West Feliciana, Pollution Control Rev. Ref. Bonds (Entergy Gulf
     States, Inc. Project), Series 1999-A, 5.65% 2028 (put 2004)                                   10,500           10,500
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our
     Lady Health System Project), Series 1998-A, FSA insured, 5.75% 2014                            3,495            4,042
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our
     Lady Health System Project), Series 1998-A, FSA insured, 5.75% 2015                            3,825            4,447
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our
     Lady Health System Project), Series 1998-A, FSA insured, 5.75% 2018                            4,000            4,671
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series
     2002-A, MBIA insured, 5.375% 2015                                                              3,000            3,330
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                            29,920           26,321
                                                                                                                   103,830

MAINE -- 0.17%
Health and Higher Educational Facs. Auth., Rev. Bonds, Piper Shores Issue,
     Series 1999-A, 7.50% 2019                                                                      3,000            3,167
Health and Higher Educational Facs. Auth., Rev. Bonds, Piper Shores Issue,
     Series 1999-A, 7.55% 2029                                                                      2,575            2,690
                                                                                                                     5,857

MARYLAND -- 1.30%
Anne Arundel County, Econ. Dev. Corp., Rev. Bonds (Golf Course System), Series
     2001, 8.25% 2028                                                                               2,200            2,048
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series
     1999, 7.10% 2029 (preref. 2009)                                                                5,750            6,969
Anne Arundel County, Special Obligation Bonds (National Business Park Project),
     Series 2000, 7.375% 2028 (preref. 2010)                                                        1,000            1,246
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2004, 5.00%
     2015                                                                                           7,485            8,362
Calvert County, Econ. Dev. Rev. Bonds (Asbury-Solomons Island Fac.), Series
     1995, 8.625% 2024 (preref. 2005)                                                               2,500            2,609
Community Dev. Administration, Dept. of Housing and Community Dev.,
     Single-family Program Bonds, 1997 First Series, 5.25% 2005                                     5,815            5,931
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.),
     Series 1998, 6.625% 2025                                                                       3,000            3,123
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.),
     Series 2004-A, 5.95% 2030                                                                      2,172            2,180
Health and Higher Educational Facs. Auth., Howard County General Hospital Issue,
     Rev. Bonds, Series 1993, 5.50% 2013 (escrowed to maturity)                                     1,840            1,914
Health and Higher Educational Facs. Auth., Howard County General Hospital
     Issue, Rev. Bonds, Series 1993, 5.50% 2021 (escrowed to maturity)                              1,225            1,274
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds, MedStar Health
     Issue, Series 2004, 5.00% 2011                                                                 1,000            1,060
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds, MedStar Health
     Issue, Series 2004, 5.75% 2014                                                                 2,000            2,189
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds, MedStar Health
     Issue, Series 2004, 5.375% 2024                                                                3,225            3,252
Health and Higher Educational Facs. Auth., PUMH of Maryland, Inc. Issue, First
     Mortgage Rev. Bonds (Heron Point of Chestertown), Series 1998-A, 5.75% 2019                    2,400            2,406
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
     Senior Series 2002-A, RADIAN insured, 5.375% 2020                                              1,000            1,071
                                                                                                                    45,634

MASSACHUSETTS -- 2.10%
Bay Transportation Auth., General Transportation System Ref. Bonds, Series
     1994-A, 7.00% 2007 (prerefunded)                                                                 115              129
Bay Transportation Auth., General Transportation System Ref. Bonds, Series
     1994-A, 7.00% 2007 (unrefunded)                                                                4,885            5,469
Bay Transportation Auth., Senior Sales Tax Bonds, Series 2004-B, 4.00% 2012                        13,005           13,596
Bay Transportation Auth., Senior Sales Tax Bonds, Series C, 5.25% 2013                              2,000            2,265
G.O. Bonds, Consolidated Loan of 2001, Series D, MBIA insured, 5.50% 2012                           2,000            2,297
G.O. Bonds, Consolidated Loan, Series 2003-A, 5.25% 2017 (preref. 2013)                             5,000            5,614
G.O. Ref. Bonds, Series 2003-D, 5.50% 2016                                                          7,000            8,038
G.O. Ref. Bonds, Series 2003-D, 5.50% 2017                                                          5,000            5,750
G.O. Ref. Bonds, Series 2003-D, 5.50% 2018                                                          5,000            5,752
Health and Educational Facs. Auth. Rev. Bonds, Massachusetts Institute of
     Technology Issue, Series K, 5.50% 2022                                                         2,000          2,328
Health and Educational Facs. Auth., Rev. Bonds, Partners HealthCare System
     Issue, Series C, 6.00% 2015                                                                    1,335            1,514
Health and Educational Facs. Auth., Rev. Bonds, Partners HealthCare System
     Issue, Series E, 5.00% 2014                                                                    1,085            1,180
Housing Fin. Agcy., Housing Bonds, Series 2003-B1, 4.50% 2014                                       1,000            1,030
Municipal Wholesale Electric Co., A Public Corp. of the Commonwealth of
     Massachusetts, Power Supply Project Rev. Bonds (Nuclear Project No. 6),
     Series A, MBIA insured, 5.00% 2010                                                             1,000            1,105
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear
     Project No. 4), MBIA insured, 5.25% 2015                                                       2,000            2,198
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear
     Project No. 6), Series A, MBIA insured, 5.25% 2015                                             5,000            5,496
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA
     insured, 5.375% 2017                                                                           3,550            4,033
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA
     insured, 5.375% 2018                                                                           5,045            5,732
                                                                                                                    73,526

MICHIGAN -- 3.60%
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref.
     Bonds (MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018                      4,500            4,690
City of Detroit, Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No. 1
     Projects), Series 1996-C, 6.20% 2017 (preref. 2006)                                            2,900            3,192
City of Detroit, G.O. Rev. Bonds (Unlimited Tax), Series 1995-B, 6.25% 2008                         1,730            1,781
City of Detroit, G.O. Rev. Bonds (Unlimited Tax), Series 1995-B, 6.25% 2009                         1,195            1,228
City of Detroit, G.O. Rev. Bonds (Unlimited Tax), Series 1995-B, 6.25% 2010                         1,250            1,282
School Dist. of the City of Detroit, Wayne County, School Building and Site
     Improvement Ref. Bonds, Series 1998-C, FGIC insured, 5.25% 2025                                1,955            2,149
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical
     Center), Series 1998-B, 5.375% 2028                                                            1,000              918
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Daughters of Charity, National
     Health System, 5.50% 2005 (escrowed to maturity)                                                 505              517
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated
     Group), Series 1993-B, AMBAC insured, 5.00% 2006                                               1,000            1,023
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated
     Group), Series 1998-A, 5.00% 2013                                                              1,000              829
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated
     Group), Series 1998-A, 5.00% 2014                                                              1,525            1,245
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater
     Detroit), Series 1995, 6.00% 2008                                                              1,645            1,565
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater
     Detroit), Series 1995, 6.625% 2016                                                             2,010            1,853
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Regional Medical Center
     Obligated Group), Series 1998-A, 5.50% 2004 (escrowed to maturity)                             2,305            2,313
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Genesys Health System Obligated
     Group, Series 1995-A, 8.00% 2005 (escrowed to maturity)                                        8,880            9,211
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Genesys Health System Obligated
     Group, Series 1995-A, 8.10% 2013 (preref. 2005)                                                5,000            5,448
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Genesys Health System Obligated
     Group, Series 1995-A, 8.125% 2021 (preref. 2005)                                               4,500            4,904
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Genesys Health System Obligated
     Group, Series 1995-A, 7.50% 2027 (preref. 2005)                                                4,520            4,809
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated
     Group), Series 1998-A, 5.00% 2008                                                              1,215            1,268
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated
     Group), Series 1998-A, 5.30% 2013                                                              2,400            2,459
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series
     1999-A, 5.70% 2011                                                                             2,985            3,274
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series
     1999-A, 5.80% 2012                                                                             1,075            1,174
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System),
     Series 2003-A, 5.50% 2014                                                                      2,440            2,651
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System),
     Series 2003-A, 5.50% 2015                                                                      5,000            5,395
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System),
     Series 2003-A, 5.50% 2016                                                                      2,500            2,678
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Obligated Group),
     Series 1993-A, 5.375% 2013                                                                     2,985            3,051
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Pontiac Osteopathic, Series
     1994-A, 5.375% 2006                                                                              350              352
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Pontiac Osteopathic, Series
     1994-A, 6.00% 2014                                                                             1,000            1,007
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series
     2001, 5.25% 2010                                                                               1,000            1,092
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series
     2001, 5.25% 2011                                                                               1,285            1,401
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group),
     Series 2002-C, 5.375% 2023                                                                     1,000            1,049
Hospital Fin. Auth., Variable Rate Rev. Bonds (Ascension Health Credit Group),
     Series 1999-B3, 5.30% 2033 (put 2006)                                                          5,625            6,008
Hospital Fin. Auth., Variable Rate Rev. Bonds (Ascension Health Credit Group),
     Series 1999-B4, 5.375% 2033 (put 2007)                                                         3,000            3,268
Kent Hospital Fin. Auth. Rev. Bonds (Spectrum Health), Series 2001-A, 5.50% 2014                    1,000            1,098
Kent Hospital Fin. Auth. Rev. Bonds (Spectrum Health), Series 2001-B, 5.50% 2017                    1,100            1,190
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (Detroit
     Academy of Arts and Sciences Project), Series 2001-A, 7.90% 2021                               1,000            1,037
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (Detroit
     Academy of Arts and Sciences Project), Series 2001-A, 8.00% 2031                               1,000            1,037
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (YMCA
     Service Learning Academy Project), Series 2001, 7.75% 2031                                     4,150            4,271
Municipal Bond Auth., State Revolving Fund Rev. Bonds, Clean Water Revolving
     Fund Rev. Bonds, Series 2001, 5.25% 2016                                                       3,000            3,317
Public Power Agency, Belle River Project Rev. Ref. Bonds, Series 2002-A, MBIA
     insured, 5.25% 2018                                                                            2,000            2,253
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002,
     AMBAC insured, 5.00% 2009                                                                      2,000            2,211
Regents of the University of Michigan, Hospital Rev. Ref. Bonds, Series 2002,
     5.00% 2005                                                                                     5,975            6,224
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I, 5.50% 2016                    3,000            3,373
State of Michigan and New Center Dev., Inc., Cert. of Part., Series 2004-A, MBIA
     insured, 5.00% 2031                                                                            7,000            7,657
State Trunk Line Fund Bonds, Series 2001-A, 5.50% 2015 (preref. 2011)                               4,000            4,587
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co.
     Pollution Control Bonds Project), Series 1995-CC, AMBAC insured, 4.85%
     2030 (put 2011)                                                                                2,500            2,703
                                                                                                                   126,042

MINNESOTA -- 0.03%
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013                         1,195            1,225

MISSISSIPPI -- 0.80%
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition
     Program), Series 2001-A, AMBAC insured, 5.00% 2031                                             7,500            7,667
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013                                                          2,000            2,272
G.O. Ref. Bonds, Series 2003-A, 5.25% 2014                                                          4,000            4,553
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015                                                          3,000            3,429
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017                                                          8,000            9,135
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital
     Project), Series 2000, FSA insured, 5.50% 2027                                                 1,000            1,055
                                                                                                                    28,111

MISSOURI -- 0.20%
Health and Educational Facs. Auth. Rev. Bonds (SSM Health Care), Series 2002-A,
     5.00% 2011                                                                                     1,000            1,091
Transportation Dev. Dist. (Missouri Bottom Road/Taussig Road) (Hazelwood, St.
     Louis County), Transportation Rev. Bonds, Series 2002, 7.20% 2033                              5,500            5,742
                                                                                                                     6,833

NEBRASKA -- 0.00%
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012                                   871               13
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012                                 78               68
                                                                                                                        81

NEVADA -- 2.82%
Clark County, G.O. (Limited Tax) Bond Banks Bonds, Series 2001, FGIC insured,
     5.50% 2016                                                                                     3,000            3,356
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local
     Improvement Bonds, Series 1999, 7.00% 2009                                                     2,395            2,483
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local
     Improvement Bonds, Series 1999, 7.50% 2019                                                    15,580           17,026
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local
     Improvement Bonds, Series 2001-A, 6.30% 2021                                                   1,000            1,022
Clark County, Special Improvement Dist. No. 128 (The Summerlin Centre), Local
     Improvement Bonds, Series 2001-B, 6.75% 2021                                                   1,785            1,844
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local
     Improvement Bonds, Series 2003, 5.60% 2013                                                     1,740            1,795
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local
     Improvement Bonds, Series 2003, 5.75% 2014                                                     2,320            2,393
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local
     Improvement Bonds, Series 2003, 6.375% 2023                                                    5,375            5,543
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series
     1999-A, 6.75% 2020                                                                             1,480            1,614
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series
     1998-A, 5.375% 2026                                                                            7,000            6,777
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned
     Community), Limited Obligation Improvement Bonds, 5.10% 2012                                   1,640            1,692
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned
     Community), Limited Obligation Improvement Bonds, 5.55% 2017                                   3,730            3,848
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned
     Community), Limited Obligation Improvement Bonds, 5.80% 2023                                   6,000            6,145
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
     Limited Obligation Ref. Bonds, Series 1999-A, 5.65% 2009                                       1,450            1,497
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
     Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013                                       3,875            3,993
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
     Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018                                       2,905            2,984
Housing Division, Single-family Mortgage Bonds, Series 1999-A-1, 4.75% 2012                           445              462
City of Las Vegas, G.O. (Limited Tax) Sewer and Flood Control Bonds, Series
     2001, FGIC insured, 5.375% 2015                                                                2,855            3,169
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street
     Project), Series 2003-A, 5.00% 2014                                                            3,920            4,058
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local
     Improvement Bonds, Series 2004, 5.60% 2014                                                     1,650            1,701
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local
     Improvement Bonds, Series 2004, 5.625% 2015                                                    2,510            2,587
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local
     Improvement Bonds, Series 2004, 6.25% 2024                                                     2,250            2,318
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local
     Improvement Bonds, Series 2001, 6.00% 2010                                                     1,000            1,035
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local
     Improvement Bonds, Series 2001, 6.375% 2014                                                    2,075            2,146
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local
     Improvement Bonds, Series 2001, 6.75% 2021                                                     4,480            4,626
Las Vegas Monorail Project Rev. Capital Appreciation Bonds, 1st Tier Series
     2000, AMBAC insured, 0% 2010                                                                   3,545            2,948
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local
     Improvement Bonds, Series 2002, 6.125% 2017                                                    5,000            5,090
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local
     Improvement Bonds, Series 2002, 6.40% 2022                                                     1,000            1,016
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured,
     5.50% 2016                                                                                     3,105            3,473
                                                                                                                    98,641

NEW HAMPSHIRE -- 0.03%
Health and Education Facs. Auth., Exeter Hospital Obligated Group Issue, Series
      2001-A, 5.75% 2031                                                                            1,000            1,045

NEW JERSEY -- 1.76%
Cert. of Part., Series 2004-A, 5.00% 2009                                                           3,000            3,278
Econ. Dev. Auth., Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation
     Improvement Dist. Project (City of Elizabeth), Series 1998-A, 6.375% 2018
     (preref. 2014)                                                                                 1,000            1,229
Econ. Dev. Auth., Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation
     Improvement Dist. Project (City of Elizabeth), Series 1998-A, 6.375% 2031
     (preref. 2014)                                                                                 6,500            8,017
Econ. Dev. Auth., First Mortgage Rev. Fixed-Rate Bonds (Fellowship Village
     Project), Series 1995-A, 9.25% 2025 (preref. 2005)                                             7,000            7,318
Econ. Dev. Auth., First Mortgage Rev. Fixed-Rate Bonds (Winchester Gardens at
     Ward Homestead Project), Series 1996-A, 8.50% 2016 (preref. 2006)                              4,000            4,606
Econ. Dev. Auth., First Mortgage Rev. Fixed-Rate Bonds (Winchester Gardens at
     Ward Homestead Project), Series 1996-A, 8.625% 2025 (preref. 2006)                             3,500            4,039
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 4.95% 2005                                                                      1,230            1,238
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 5.50% 2025                                                                      3,000            2,909
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 5.50% 2018                                                                      2,295            2,323
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc.
     Fac.), Series 2001-A, 7.25% 2031                                                               9,000            9,193
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc.
     Fac.), Series 2001-B, 5.50% 2006                                                               2,000            2,000
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.),
     Series 2000-A, 8.25% 2030                                                                      6,000            6,450
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010                        1,000            1,053
Education Facs. Auth. Dormitory Safety Trust Fund Bonds, Tax-Exempt, Series
     2001-A, 5.00% 2005                                                                             3,785            3,852
Gloucester County Improvement Auth., Solid Waste Resource Recovery Rev. Ref.
     Bonds (Waste Management, Inc. Project), Series 1999-A, 6.85% 2029
     (put 2009)                                                                                     1,585            1,815
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series
     2003, 4.375% 2019                                                                              1,000              974
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series
     2003, 6.125% 2024                                                                              1,400            1,329
                                                                                                                    61,623

NEW MEXICO -- 0.24%
Capital Projects G.O. Bonds, Series 2003, 4.00% 2005                                                4,000            4,053
Supplemental Severance Tax Bonds, Series 2002-A, 5.00% 2010                                         3,945            4,234
                                                                                                                     8,287

NEW YORK -- 9.49%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A,
     FHA insured, 5.60% 2017                                                                        1,700            1,732
Dormitory Auth., Center for Nursing/Rehabilitation, Inc. Rev. Bonds, FHA
     insured, 5.45% 2017                                                                            2,100            2,299
Dormitory Auth., City University System Consolidated Third General Resolution
     Rev. Bonds, Series 1998-2, AMBAC insured, 5.50% 2008                                           2,000            2,206
Dormitory Auth., Edgar Health Care Center (Nursing Home) Rev. Bonds, FHA
     insured, 4.90% 2013                                                                            2,375            2,498
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
     Series 2003, XLCA insured, 5.25% 2032 (put 2013)                                               8,000            8,901
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series
     1997-A, 6.00% 2007                                                                             1,745            1,927
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series
     1997-B, 6.00% 2007                                                                             2,485            2,745
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series
     1997-B, 5.60% 2008                                                                             1,295            1,408
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series
     1998-B, 5.375% 2009                                                                            1,270            1,397
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series
     1998-B, 5.00% 2010                                                                             1,495            1,614
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series
     1998-B, 5.00% 2010                                                                             1,530            1,648
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series
     1998-C, 5.00% 2010                                                                             1,760            1,900
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series
     1997-A, 6.00% 2007 (preref. 2007)                                                                  5                6
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series
     1997-B, 6.00% 2007 (preref. 2007)                                                                 15               17
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series
     1997-B, 5.60% 2008 (preref. 2007)                                                                  5                6
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Bronx-Lebanon Hospital
     Center), Series 1998-E, MBIA insured, 5.20% 2014                                               8,520            9,361
Dormitory Auth., Secured Hospital Rev. Ref. Bonds, Brookdale Hospital, Series
     1998-J, 5.125% 2009                                                                            2,500            2,719
Dormitory Auth., Secured Hospital Rev. Bonds (Interfaith Medical Center),
     Series 1998-D, 5.25% 2007                                                                      2,000            2,144
Dormitory Auth., St. Luke's-Roosevelt Hospital Center, Mortgage Hospital Rev.
     Bonds, Series 2000-A, FHA insured, 5.75% 2021                                                  5,000            5,455
Dormitory Auth., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing),
     Series 2003-A, 5.00% 2011                                                                      5,000            5,567
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series
     2004-A, 5.00% 2011                                                                             2,580            2,850
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1997,
     6.00% 2007                                                                                     3,000            3,300
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B,
     7.50% 2011                                                                                     1,160            1,366
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-A,
     7.50% 2013                                                                                     3,500            4,506
Dormitory Auth., Third General Resolution Rev. Bonds (State University
     Educational Facs. Issue), Series 2002-B, 5.25% 2023 (put 2012)                                13,000           14,357
Dormitory Auth., Third General Resolution Rev. Bonds (State University
     Educational Facs. Issue), Series 2002-B, 6.00% 2029 (put 2012)                                10,000           11,550
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B,
     7.50% 2011 (preref. 2010)                                                                        560              686
Environmental Facs. Corp., State Clean Water and Drinking Water, Revolving
     Funds Rev. Bonds, Series 2002-I, 5.25% 2016                                                    2,295            2,543
Envrionmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds
     Rev. Bonds (New York City Municipal Water Fin. Auth. Projects, Second
     Resolution Bonds), Series 2002-K, 5.50% 2017                                                   5,000            5,852
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured,
     5.50% 2015                                                                                     2,000            2,232
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured,
     5.50% 2016                                                                                     2,605            2,900
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A,
     6.00% 2006                                                                                     3,000            3,226
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A,
     6.00% 2007                                                                                     2,000            2,148
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C,
     5.20% 2010                                                                                     1,750            1,880
Local Government Assistance Corp., Series 1991-C, Capital Appreciation Bonds,
     0% 2005                                                                                        5,000            4,954
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B,
     5.25% 2012                                                                                     8,615            9,525
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B,
     5.25% 2013                                                                                     1,500            1,655
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B,
     5.25% 2014                                                                                     4,500            4,954
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C,
     5.50% 2014                                                                                     2,400            2,668
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C,
     5.50% 2021                                                                                     1,000            1,079
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series
     2002-A, 5.125% 2024                                                                            8,000            8,292
City of New York, G.O. Bonds, Fiscal 1995 Series F, 6.60% 2010 (preref. 2005)                       2,000            2,067
City of New York, G.O. Bonds, Fiscal 1995 Series F, 6.625% 2025 (preref. 2005)                      1,500            1,551
City of New York, G.O. Bonds, Fiscal 1996 Series E, 6.50% 2006                                      3,000            3,196
City of New York, G.O. Bonds, Fiscal 2003 Series A, 5.125% 2010                                     3,000            3,301
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.25% 2011                                      6,260            6,926
City of New York, G.O. Bonds, Fiscal 2004, Series I, 4.50% 2012                                     4,000            4,231
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012                                      7,810            8,697
City of New York, G.O. Bonds, Fiscal 2002 Series E, 5.75% 2012                                      1,500            1,711
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.625% 2013                                     5,000            5,612
City of New York, G.O. Bonds, Fiscal 2004, Series I, 5.00% 2015                                     2,500            2,693
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016                                      3,510            3,757
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021                                      6,720            7,059
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012                        1,000            1,138
New York City, Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 1998
     Series C, 5.00% 2018 (preref. 2008)                                                              440             486
New York City, Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 1998
     Series A, 5.00% 2027 (preref. 2007)                                                            1,440         1,577
New York City, Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2001
     Series C, 5.375% 2015                                                                          2,000            2,201
New York City, Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 1998
     Series C, 5.00% 2018                                                                           1,560            1,625
New York City, Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Fiscal
     2003 Series A, 5.50% 2026                                                                     29,300           32,984
New York City, Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 1998
     Series B, 4.50% 2027                                                                           5,000            4,788
New York City, Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Fiscal
     2003 Series B, 5.25% 2029                                                                     11,600           12,760
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series
     2001, 5.25% 2015 (preref. 2011)                                                                2,500            2,825
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series
     2002, 5.50% 2015                                                                              13,250           14,671
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation),
     Series 2002-A, 5.50% 2015                                                                      5,000            5,586
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation),
     Series 2002-A, 5.50% 2016                                                                      7,000            7,800
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev.
     Bonds (Peconic Landing at Southhold, Inc. Project), Series 2000-A,
     8.00% 2030                                                                                     2,000            2,100
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1,
     5.00% 2010                                                                                     3,000            3,263
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Bonds, Series Y,
     6.00% 2012                                                                                     1,000            1,157
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B,
     5.00% 2010                                                                                     3,500            3,893
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B,
     5.25% 2015                                                                                     3,000            3,398
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B,
     5.25% 2016                                                                                     4,100            4,526
Urban Dev. Corp., Corporate Purpose Subordinate Lien Bonds, Series 2004-A,
     5.125% 2016                                                                                    1,285            1,380
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds, Ref. Series 1993-A,
     5.30% 2005                                                                                     1,800            1,823
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds, Series 7, 5.25% 2009                       1,375            1,478
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds
     (Empire State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)                               13,000           14,079
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds
     (Empire State Dev. Corp.), Series 2002-A, 5.50% 2017 (put 2011)                                5,000            5,556
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds,
     Series 2003-A, 5.25% 2021 (put 2009)                                                           2,150            2,347
                                                                                                                   332,315

NORTH CAROLINA -- 2.46%
County of Catawba, Hospital Rev. Ref. Bonds (Catawba Memorial Hospital Project),
     Series 1999, AMBAC insured, 4.60% 2010                                                         1,000            1,086
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     6.00% 2006                                                                                     3,120            3,275
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     7.25% 2007                                                                                     5,425            5,994
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     7.00% 2008                                                                                    10,720           12,097
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     6.125% 2009                                                                                    2,000            2,234
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D,
     5.375% 2010                                                                                    1,000            1,090
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A,
     5.50% 2011                                                                                     1,000            1,096
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A,
     5.50% 2012                                                                                     2,500            2,745
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C,
     5.25% 2013                                                                                     2,000            2,163
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B,
     5.55% 2014                                                                                     4,450            4,764
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D,
     5.50% 2014                                                                                     2,750            3,029
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D,
     5.50% 2014                                                                                     2,000            2,203
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B,
     5.60% 2015                                                                                     2,500            2,671
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C,
     5.375% 2016                                                                                    2,500            2,676
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B,
     5.65% 2016                                                                                     2,000            2,134
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B,
     5.70% 2017                                                                                     4,775            5,094
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     6.00% 2022                                                                                     2,815            3,247
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     6.00% 2026                                                                                     1,990            2,253
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D,
     6.75% 2026                                                                                     3,500            3,875
G.O. Bonds, Cert. of Part., Repair and Renovation Project, Series 2004-B,
     5.00% 2014                                                                                     5,000            5,528
County of New Hanover, Hospital Rev. Bonds (New Hanover Regional Medical Center
     Project), Series 1999, MBIA insured, 5.25% 2011                                                1,995            2,217
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     MBIA insured, 6.00% 2026                                                                       2,500            2,944
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds, Series 1999-A,
     MBIA insured, 6.00% 2008                                                                       3,935            4,383
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds, Series 2003-A,
     AMBAC insured, 5.25% 2015                                                                      2,000            2,209
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds, Series 2003-A,
     FSA insured, 5.25% 2016                                                                        3,000            3,300
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds, Series 1999-B,
     6.625% 2010                                                                                    1,475            1,708
                                                                                                                    86,015

OHIO -- 0.82%
Higher Education G.O. Bonds, Series 2001-B, 4.25% 2008                                              6,380            6,824
Higher Educational Fac. Commission, Adjustable Rev. Bonds (Kenyon College 2002
     Project), 4.85% 2037 (put 2014)                                                                2,000            2,128
Higher Educational Fac. Commission, Adjustable Rev. Bonds (Kenyon College 2002
     Project), 5.05% 2037 (put 2016)                                                                2,300            2,462
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital),
     Series 1998, RADIAN insured, 4.60% 2007                                                        2,175            2,307
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series
     1998-A, 5.25% 2021                                                                             2,000            1,962
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners),
     Series 2002-A, 5.50% 2013                                                                      1,000            1,103
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners),
     Series 2002-A, 5.50% 2016                                                                      2,665            2,888
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic
     Healthcare Partners), Series 2001-A, 5.25% 2008                                                2,000            2,180
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center
     Network Obligated Group), Series 1999, 6.75% 2022                                              1,000            1,093
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health
     System Obligated Group), Series 2000-B, 6.375% 2022                                            1,250            1,347
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health
     System Obligated Group), Series 2000-B, 6.375%  2030                                           2,000            2,131
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Water Quality,
     Series 2002, 5.25% 2015                                                                        2,000            2,231
                                                                                                                    28,656

OKLAHOMA -- 0.24%
Health System Rev. Bonds, Baptist Medicine Center of Oklahoma, Series 1995-C,
     AMBAC insured, 6.375% 2009                                                                     2,500            2,645
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of
     INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma CIty
     Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 1995-D, AMBAC
     insured, 6.00% 2009                                                                            2,500            2,852
Tulsa Industrial Auth., Hospital Rev. and Ref. Bonds, St. John Medical Center
     Project, Series 1996, 5.375% 2017                                                              3,000            3,076
                                                                                                                     8,573

OREGON -- 0.44%
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project),
     Series 1999, 5.75% 2013                                                                        3,000            3,031
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project),
     Series 1999, 5.875% 2016                                                                       3,500            3,487
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project),
     Series 1999, 6.00% 2025                                                                        9,090            8,948
                                                                                                                    15,466

PENNSYLVANIA -- 3.09%
Allegheny County, Cert. of Part. (ACJCT Fac. Holdings L.P.), AMBAC insured,
     5.00% 2019                                                                                     2,150            2,277
Allegheny County, Hospital Dev. Auth., Health System Rev. Bonds, Catholic
     Health East Issue, Series 1998-A, AMBAC insured, 5.50% 2008                                    1,000            1,112
Allegheny County, Hospital Dev. Auth., Health System Rev. Bonds, Catholic
     Health East Issue, Series 1998-A, AMBAC insured, 5.00% 2010                                    2,705            2,960
Delaware County Auth., Rev. Bonds, Catholic Health Systems, Series A, AMBAC
     insured, 5.00% 2010                                                                            2,465            2,698
Allegheny County, Hospital Dev. Auth., UPMC Health System Rev. Ref. Bonds,
     Series 1999-B, AMBAC insured, 5.25% 2008                                                       5,160            5,700
Port Auth. of Allegheny County, Special Rev. Transportation Bonds, Ref. Series
     2001, FGIC insured, 5.50% 2015                                                                 1,000            1,126
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds
     (Jefferson Health System), Series 1997-B, 5.375% 2027                                          4,150            4,225
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev.
     Bonds (Jefferson Health System), Series 1997-A, 5.50% 2006                                     2,285            2,410
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev.
     Bonds (Jefferson Health System), Series 1997-A, 5.50% 2007                                     1,995            2,148
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev.
     Bonds (Jefferson Health System), Series 1997-A, 5.50% 2008                                     2,000            2,180
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev.
     Bonds (Jefferson Health System), Series 1997-A, 5.00% 2009                                     1,000            1,071
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev.
     Bonds (Jefferson Health System), Series 1997-A, 5.00% 2010                                     1,000            1,061
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev.
     Bonds (Jefferson Health System), Series 1999-A, 5.00% 2018                                     1,475            1,512
Hospitals and Higher Education Facs. Auth. of Philadelphia, Frankford Hospital,
     Series A, 6.00% 2014 (escrowed to maturity)                                                    3,405            3,490
Hospitals and Higher Education Facs. Auth. of Philadelphia, Frankford Hospital,
     Series A, 6.00% 2023 (escrowed to maturity)                                                    4,000            4,118
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
     (Temple University Hospital), Series 1993-A, 6.50% 2008                                       10,575           11,453
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
     (Temple University Hospital), Series 1997, 5.70% 2009                                          1,000            1,036
Convention Center Auth., Rev. Ref. Bonds, Series 1994-A, 6.25% 2004                                 2,260            2,260
Erie County, Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds
     (International Paper Co. Projects), Series 2002-A, 4.90% 2009                                  2,200            2,332
G.O. Bonds, Second Ref. Series of 2002, 5.00% 2005                                                  6,000            6,227
General Auth. of Southcentral Pennsylvania, York County Guaranteed Rev. Bond,
     Series 2001, AMBAC insured, 4.50% 2031 (put 2008)                                              4,000            4,295
Higher Educational Facs. Auth., UPMC Health System Rev. Bonds, Series 1999-A,
     FSA insured, 5.00% 2009                                                                        2,000            2,200
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group),
     Series 1998, ACA-CBI insured, 5.70% 2009                                                       1,500            1,577
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B,
     5.75% 2017                                                                                     2,000            2,044
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1998,
     5.25% 2028                                                                                    17,500           16,311
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
     (ACTS Retirement LifeCommunities, Inc. Obligated Group), Series 1996-A,
     5.875% 2022                                                                                    2,890            2,929
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project),
     Series 1998, 5.50% 2010                                                                        2,815            2,877
City of Pittsburgh, G.O. Ref. Bonds, Series 1996-A, MBIA insured, 6.00% 2005                        4,000            4,090
Turnpike Commission, Oil Franchise Tax Senior Rev. Bonds, Series 2003-A, MBIA
     insured, 3.00% 2004                                                                            3,450            3,465
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian
     SeniorCare Obligated Group), Fixed Rate Rev. Bonds, Series 2000-B,
     8.125% 2030                                                                                    6,500            6,996
                                                                                                                   108,180

PUERTO RICO -- 0.45%
Children's Trust Fund (The), Tobacco Settlement Asset-backed Bonds, Series 2000,
     5.75% 2020 (preref. 2010)                                                                      1,120            1,224
Commonwealth of Puerto Rico, Public Improvement Ref. G.O. Bonds, Series 2003-C,
     5.00% 2018 (put 2008)                                                                         10,500           11,344
Public Fin. Corp., (Commonwealth Appropriation Bonds), Series 2004-A, AMBAC
     insured, 5.25% 2030 (put 2012)                                                                 1,000            1,113
Public Fin. Corp., (Commonwealth Appropriation Bonds), Series 2004-A, FGIC
     insured, 5.25% 2031 (put 2012)                                                                 1,700            1,892
                                                                                                                    15,573

RHODE ISLAND -- 0.34%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A,
     5.75% 2021 (escrowed to maturity)                                                              2,715            3,230
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A,
     5.75% 2021 (escrowed to maturity)                                                              1,210            1,440
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A,
     MBIA insured, 5.75% 2012                                                                       4,850            5,667
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds, Lifespan
     Obligated Group Issue, Series 2002, 6.375% 2021                                                1,500            1,589
                                                                                                                    11,926

SOUTH CAROLINA -- 1.21%
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital),
     Series 1998, AMBAC insured, 5.75% 2010                                                         2,000            2,158
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto
     Health Alliance), Series 2003-C, 6.375% 2034                                                   3,000            3,158
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project),
     Series 1998-A, MBIA insured, 5.25% 2010                                                        2,785            3,089
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper
     Company Projects), Series 1999-A, 5.125% 2012                                                  3,000            3,181
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement
     Bonds, Series 1997, FSA insured, 5.50% 2007                                                    2,000            2,201
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement
     Bonds, Series 1997, FSA insured, 5.00% 2009                                                    1,000            1,101
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC
     insured, 6.25% 2021                                                                            4,640            5,666
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A,
     5.25% 2015                                                                                     8,420            8,638
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
     Series 2001-B, 6.00% 2022                                                                     14,090           13,248
                                                                                                                    42,440

SOUTH DAKOTA -- 0.50%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured,
     0% 2014                                                                                        3,780            2,459
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional
     Hospital Issue), Series 1999, MBIA insured, 5.00% 2007                                         2,045            2,206
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional
     Hospital Issue), Series 1999, MBIA insured, 5.00% 2009                                         4,010            4,317
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional
     Hospital Issue), Series 1999, MBIA insured, 5.00% 2010                                         4,175            4,515
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2002-F, 4.30% 2014                         1,030            1,070
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 1995-A, 5.80% 2014                         3,000            3,064
                                                                                                                    17,631

TENNESSEE -- 1.74%
Fort Sanders Alliance Obligated Group, The Health, Educational and Housing Facs.
     Board of the County of Knox, Hospital Rev. Bonds, Series 1990-A, MBIA
     insured, 6.25% 2013                                                                            2,000            2,371
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A,
     5.00% 2005                                                                                     3,000            3,126
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A,
     5.00% 2006                                                                                     5,000            5,336
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal
     Express Corp.), Series 2001, 5.00% 2009                                                        1,500            1,608
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal
     Express Corp.), Series 2002, 5.05% 2012                                                       10,900           11,637
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011                         3,750            2,890
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital
     Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020                                     9,500           10,245
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Bonds (Wellmont Health System Project), Series 2002, 6.75% 2014                           2,360            2,616
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Bonds (Wellmont Health System Project), Series 2002, 6.75% 2016                           2,690            2,952
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2022                           2,000            2,057
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2032                           6,000            6,101
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Ref. Bonds (Wellmonth Health System Project), Series 2003, RADIAN
     insured, 5.00% 2011                                                                            6,000            6,536
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Ref. Bonds (Wellmonth Health System Project), Series 2003, RADIAN
     insured, 5.00% 2013                                                                            3,000            3,248
                                                                                                                    60,723

TEXAS -- 11.93%
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's Hospital
     Corp. Project), Series 1998, FSA insured, 5.50% 2014                                           2,830            3,198
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's Hospital
     Corp. Project), Series 1998, FSA insured, 5.50% 2015                                           6,320            7,124
City of Austin (Travis and Williamson Counties), Electric Utility Rev. Ref.
     Bonds, Series 2003, MBIA insured, 5.00% 2011                                                   1,000            1,111
City of Austin (Travis and Williamson Counties), Water and Wastewater System
     Rev. Ref. Bonds, Series 2001-B, FSA insured, 5.75% 2016                                        6,800            7,724
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
     (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998,
     5.25% 2009                                                                                     1,620            1,741
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
     (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998,
     5.00% 2010                                                                                     1,705            1,800
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
     (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998,
     5.25% 2028                                                                                     9,400            9,082
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co.
     Project), Series 2003-D, 5.40% 2029 (put 2014)                                                 1,000            1,043
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co.
     Project), Series 2001-A, 5.50% 2022 (put 2011)                                                14,000           14,840
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Incorporated Project),
     MBIA insured, 4.90% 2015                                                                       3,360            3,649
Brazos River Harbor Navigation, Dist. of Brazoria County, Environmental Facs.
     Rev. Bonds (The Dow Chemical Company Project), Series 2002-B3, 5.15% 2033
     (put 2009)                                                                                     6,600            6,975
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref.
     Bonds, Capital Appreciation Bonds, Series 1993-A, 0% 2013                                      6,675            4,734
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref.
     and Schoolhouse Bonds, Series 2001, 5.25% 2016                                                 3,500            3,846
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and
     Improvement Bonds, Series 1998, 5.00% 2012                                                     1,000            1,078
City of Dallas, G.O. Limited Tax, 5.00% 2014                                                        3,400            3,710
City of Dallas, G.O. Limited Tax, 5.00% 2015                                                        2,000            2,147
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and
     Sewer System Rev. Ref. Bonds, Series 2002, 5.00% 2009                                          1,285            1,420
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds,
     Series 2001-A, 5.375% 2013                                                                     2,465            2,774
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds,
     Series 2001-A, 5.375% 2015                                                                     3,725            4,150
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building
     Bonds, Series 2001, 5.50% 2014                                                                 2,050            2,320
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building
     Bonds, Series 2001, 5.50% 2015                                                                 2,150            2,415
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building
     Bonds, Series 2001, 5.50% 2016                                                                 1,125            1,260
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School
     Building Bonds, Series 2001, 5.50% 2013                                                        2,170            2,425
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School
     Building Bonds, Series 2001, 5.50% 2015                                                        2,420            2,690
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2004-A, 5.25% 2015                                                  3,120            3,338
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2004-A, 5.25% 2016                                                  3,000            3,187
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2001-A, 6.375% 2029                                                13,900           15,123
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Hospital System Project), Series 1998, FSA insured, 5.25% 2008                                 1,890            2,070
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Hospital System Project), Series 1998, FSA insured, 5.50% 2011                                 5,000            5,651
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Hospital System Project), Series 1998, FSA insured, 5.50% 2014                                 4,790            5,434
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Hospital System Project), Series 1998, FSA insured, 5.50% 2015                                10,325           11,730
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health), Series
     1999-A, MBIA insured, 5.50% 2010                                                               3,380            3,767
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.625% 2014                                                          1,000            1,097
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2002, 5.50% 2015                                                             1,000            1,094
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.625% 2015                                                          2,500            2,725
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2002, 5.50% 2016                                                             1,000            1,088
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.625% 2016                                                          2,700            2,929
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2002, 5.50% 2018                                                             1,105            1,189
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.625% 2018                                                          2,000            2,150
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.50% 2020                                                           4,000            4,235
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.50% 2021                                                           5,740            6,053
Harris County, G.O. and Rev. Ref. Bonds, Series 2002, MBIA insured, 0% 2015                         6,000            3,729
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010                        2,000            2,219
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.25% 2016                        2,700            2,979
Harris County, Unlimited Tax Road G.O. Ref. Bonds, Series 2001, 5.375% 2015                         2,500            2,790
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital,
     Inc. Project), Series 1996, 7.00% 2008                                                           630              667
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital,
     Inc. Project), Series 1996, 6.75% 2016                                                         1,740            1,789
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A,
     FSA insured, 5.50% 2015                                                                        3,000            3,388
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A,
     FSA insured, 5.00% 2022                                                                        3,000            3,107
City of Houston, Water and Sewer System, Junior Lien Rev. Bonds, Series 1998-A,
     FSA insured, 0% 2019 (escrowed to maturity)                                                    2,155            1,064
City of Houston, Water and Sewer System, Junior Lien Rev. Bonds, Series 1998-A,
     FSA insured, 0% 2019                                                                             845              411
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas,
     FHA insured Mortgage Rev. Bonds, Series 2001, AMBAC insured, 5.20% 2021                        3,530            3,701
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited
     Tax Ref. Bonds, Series 2001, 5.50% 2015                                                        1,290            1,439
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited
     Tax Ref. Bonds, Series 2001, 5.50% 2016                                                        1,805            2,009
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited
     Tax School Building Bonds, Series 2003-A, 5.00% 2016                                           2,575            2,778
Ladero Independent School Dist. (Webb County), Unlimited Tax School Building
     and Ref. Bonds, Series 2001, 5.375% 2015                                                       2,000            2,227
Lewisville Independent School Dist. (Denton County), Unlimited Tax School
     Building and Ref. Bonds, Series 2001, 5.50% 2015                                               2,000            2,241
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited
     Tax School Building and Ref. Bonds, Series 2001, 5.50% 2016                                    2,635            2,932
McKinney Independent School Dist. (Collin County), School Building Unlimited
     Tax Bonds, Series 2001, 5.125% 2016                                                            2,075            2,254
Northeast Medical Clinic, Hospital Auth., County of Humble, Rev. Bonds, FSA
     insured, 6.25% 2012                                                                            1,000            1,186
Northside Independent School Dist., Unlimited Tax School Building and Ref.
     Bonds, Series 2001, 5.50% 2014                                                                 4,000            4,508
Northside Independent School Dist., Variable Rate Unlimited Tax School Building
     Bonds, Series 2001-A, 5.375% 2016                                                              2,560            2,843
Northside Independent School Dist., Variable Rate Unlimited Tax School Building
     Bonds, Series 2001-A, 5.375% 2017                                                              2,695            2,992
Northside Independent School Dist., Variable Rate Unlimited Tax School Building
     Bonds, Series 2001-A, 5.375% 2018                                                              2,835            3,133
City of Plano (Collin and Denton Counties), G.O. Ref. and Improvement Bonds,
     Series 2002, 4.00% 2004                                                                        5,975            5,975
Public Fin. Auth., G.O. Ref. Bonds, Series 1995-A, 6.00% 2014 (preref. 2005)                        5,000            5,134
Public Fin. Auth., G.O. Ref. Bonds, Series 2001-A, 5.375% 2016                                      2,540            2,830
Board of Regents of the Texas A&M University System, Permanent University Fund
     Ref. Bonds, Series 2003, 5.25% 2016                                                            5,000            5,541
Board of Regents of the University of Texas System, Permanent University Fund
     Bonds, Series 2002-B, 5.25% 2015                                                               7,435            8,265
Board of Regents of the University of Texas System, Permanent University Fund
     Bonds, Series 2002-B, 5.25% 2016                                                               2,315            2,565
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 1996-B, 5.00% 2011 (preref. 2006)                                                       3,750            4,059
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2001-B, 5.375% 2013 (preref. 2011)                                                      2,000            2,271
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2001-C, 5.375% 2016 (preref. 2011)                                                      4,000            4,543
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2003-B, 5.25% 2010                                                                      1,895            2,131
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2003-B, 5.25% 2011                                                                      3,105            3,502
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2003-B, 5.375% 2016                                                                     1,000            1,121
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System
     Bonds, Series 2002-B, 5.25% 2016                                                               7,280            8,283
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited
     Tax School Building Bonds, Series 2001-A, 5.50% 2015                                           2,000            2,246
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited
     Tax School Building Bonds, Series 2001-A, 5.50% 2016                                           2,500            2,800
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series
     2002, 6.00% 2021                                                                               1,000            1,071
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series
     2002, RADIAN insured, 5.125% 2017                                                              8,000            8,441
City of San Antonio, Bexar County, Water System Rev. and Ref. Bonds, Series
     2001, 5.00% 2016                                                                               1,000            1,076
City of San Antonio, Electric and Gas Rev. Ref. Bonds (Forward Delivery), New
     Series 2003, 5.25% 2011                                                                        9,000           10,076
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series
     2002, 5.375% 2015                                                                              9,000           10,230
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series
     2002, 5.375% 2016                                                                              4,650            5,161
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series
     1998-A, 5.25% 2015                                                                             3,300            3,580
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series
     1998-A, 5.25% 2015 (preref. 2009)                                                              1,775            1,984
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002,
     5.00% 2011                                                                                     3,930            4,357
City of San Antonio, General Improvement and Ref. Bonds, Series 2001, 5.25% 2015                    8,425            9,235
City of San Antonio, General Improvement and Ref. Bonds, Series 2001, 5.25% 2016                    8,385            9,166
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00%
     2011(escrowed to maturity)                                                                        70               78
City of San Antonio, Hotel Occupancy Tax Subordinate Lien, Rev. Ref. Bonds,
     Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)                                           12,700           13,800
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B,
     5.375% 2013                                                                                    4,260            4,779
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B,
     5.375% 2015                                                                                    4,390            4,891
San Antonio Independent School Dist., Unlimited Tax School Building Bonds,
     Series 2001-A, 5.375% 2015                                                                     1,515            1,688
San Antonio Independent School Dist., Unlimited Tax School Building Bonds,
     Series 2001-A, 5.375% 2016                                                                     1,705            1,894
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse
     and Ref. Bonds, Series 2001, 5.375% 2015                                                       3,875            4,287
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse
     and Ref. Bonds, Series 2001, 5.375% 2016                                                       3,070            3,387
Tarrant County, Health Facs. Dev. Corp., Health Resources System Rev. Bonds,
     Series 1997-A, MBIA insured, 5.50% 2007                                                        4,000            4,324
Tarrant County, Health Facs. Dev. Corp., Health Resources System Rev. Bonds,
     Series 1997-A, MBIA insured, 5.75% 2015                                                        3,000            3,463
Tarrant County, Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health
     Care System Project), Series 2002-A, 5.00% 2019                                                5,500            5,683
Tarrant County, Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health
     Care System Project), Series 2002-A, 5.25% 2022                                                3,000            3,114
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev.
     Ref. and Improvement Bonds, Series 2002, FSA insured, 5.00% 2010                               1,000            1,104
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev.
     Ref. and Improvement Bonds, Series 2002, FSA insured, 5.00% 2013                               3,000            3,322
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes,
     Series 2002, 5.00% 2008                                                                        5,000            5,447
United Independent School Dist., Unlimited Tax School Building Bonds, Series
     2004, 4.00% 2014                                                                               1,330            1,361
United Independent School Dist., Unlimited Tax School Building Bonds, Series
     2004, 4.75% 2015                                                                               1,830            1,956
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series
     2003, MBIA insured, 5.00% 2012                                                                 1,895            2,085
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015                                1,500            1,642
Weatherford Independent School Dist. (Parker County), Unlimited Tax School
     Building and Ref. Bonds, Capital Appreciation, Series 2000, 0% 2018                            2,625            1,414
                                                                                                                   417,864

UTAH -- 0.65%
Alpine School Dist., Utah County, G.O. School Building Bonds (Utah School Bond
     Guaranty Program), Series 2001-A, 5.25% 2015 (preref. 2011)                                 $  3,000         $  3,399
Alpine School Dist., Utah County, G.O. School Building Bonds (Utah School Bond
     Guaranty Program), Series 2001-A, 5.25% 2016 (preref. 2011)                                    4,225            4,787
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.25% 2011                                          5,000            5,672
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.00% 2012                                          8,130            9,001
                                                                                                                    22,859
VIRGINIA -- 0.91%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001,
     5.50% 2011                                                                                     3,500            4,025
Dulles Town Center, Community Dev. Auth. (Loudoun County), Special Assessment
     Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026                                    2,490            2,543
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring
     Village, Inc. Fac.), Series 1999-A, 7.50% 2029                                                15,500           16,502
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health
     System Hospitals Project), Series 1993-A, 5.00% 2011                                           1,300            1,429
Gateway Community Dev. Auth. (Prince William County), Special Assessment Bonds,
     Series 1999, 6.25% 2026                                                                        2,104            2,129
Industrial Dev. Auth., Hanover County, Hospital Rev. Bonds (Memorial Regional
     Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured,
     6.50% 2009                                                                                     1,000            1,165
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special
     Assessment Bonds, Series 1999-A, 6.85% 2019                                                    1,949            2,040
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special
     Assessment Bonds, Series 1999-B, 7.00% 2029                                                      960            1,012
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System
     Project), Series 1998, MBIA insured, 5.00% 2010                                                1,000            1,086
                                                                                                                    31,931

WASHINGTON -- 7.28%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise
     Tax Bonds, Series 1999, FGIC insured, 5.25% 2021                                               5,500            6,142
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise
     Tax Bonds, Series 1999, FGIC insured, 4.75% 2028                                              21,940           21,780
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest
     G.O. Bonds, Series 2001-C, FGIC insured, 0% 2016                                               2,500            1,449
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series
     2004-A, 5.25% 2008                                                                             5,000            5,476
Energy Northwest, Columbia Generating Station Ref. Electric Rev. Bonds, Series
     2003-A, 5.50% 2015                                                                             3,000            3,425
Energy Northwest, Ref. Electric Rev. Bonds (Project No. 1), Series 2003-A,
     5.50% 2014                                                                                     5,000            5,654
Energy Northwest, Ref. Electric Rev. Bonds (Project No. 1), Series 2003-A,
     5.50% 2016                                                                                     7,000            7,791
Public Power Supply System, Nuclear Project No. 1 Rev. Ref. Bonds, Series
     1997-B, 5.125% 2014                                                                            5,000            5,277
Public Power Supply System, Nuclear Project No. 2 Rev. Ref. Bonds, Series
     1994-A, 6.00% 2007                                                                            19,900           22,015
Public Power Supply System, Nuclear Project No. 2, Rev  Ref. Bonds, Series
     1998-A, 5.00% 2012                                                                             6,200            6,716
Public Power Supply System, Nuclear Project No. 3 Rev Ref. Bonds, Series
     1989-B, 7.125% 2016                                                                            5,250            6,773
Energy Northwest, Columbia Generating Station Ref. Electric Rev. Bonds, Series
     2001-A, FSA insured, 5.375% 2013                                                               3,000           3,382
Energy Northwest, Columbia Generating Station Ref. Electric Rev. Bonds, Series
     2001-A, FSA insured, 5.50% 2016                                                               13,000          14,390
Energy Northwest, Ref. Electric Rev. Bonds (Project No. 1), Series 2002-A,
     MBIA insured, 5.50% 2015                                                                       5,000            5,624
Energy Northwest, Ref. Electric Rev. Bonds (Project No. 1), Series 2002-A,
     MBIA insured, 5.50% 2016                                                                       5,000            5,593
Energy Northwest, Ref. Electric Rev. Bonds (Project No. 3), Series 2001-A, FSA
     insured, 5.50% 2017                                                                            5,000            5,519
G.O. Bonds, Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017                          5,000            5,330
G.O. Bonds, Series 2003-A, 5.00% 2013                                                               6,260            6,869
Various Purpose G.O. Bonds, Series 2001-C, 5.00% 2010                                               7,310            8,054
Various Purpose G.O. Ref. Bonds, Series R-2001A, 5.25% 2005                                         2,000            2,074
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
     Series 2001, AMBAC insured, 5.375% 2012                                                        1,500            1,682
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A,
     MBIA insured, 5.50% 2011                                                                       6,565            7,442
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A,
     MBIA insured, 5.625% 2014                                                                      3,000            3,403
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A,
     MBIA insured, 5.625% 2015                                                                      8,635            9,708
King County, Limited Tax G.O. and Ref. Bonds, Series 2003-B, 4.00% 2005                             6,165            6,282
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002,
     5.50% 2012                                                                                     2,675            3,070
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50%
     2012 (escrowed to maturity)                                                                      325              375
King County, Sewer Rev. Bonds, Rev. Ref. Bonds, Series 2001, FGIC insured,
     5.25% 2015                                                                                     2,000            2,209
King County, Sewer Rev. Bonds, Rev. Ref. Bonds, Series 2002-B, FSA insured,
     5.50% 2015                                                                                     4,500            5,056
Public Power Supply System, Nuclear Project No. 2 Rev. Ref. Bonds, Series
     1993-B, FSA insured, 5.65% 2008                                                                3,030            3,380
Public Power Supply System, Nuclear Project No. 3 Rev. Ref. Bonds, Series
     1989-A, MBIA insured, 0% 2013                                                                  4,000            2,772
Public Utility Dist. No. 1 of Lewis County, Cowlitz Falls Hydroelectric Project
     Rev. Ref. Bonds, Series 2003, XLCA insured, 5.00% 2012                                         5,000            5,517
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref.
     Bonds, Series 2002-B, FSA insured, 5.25% 2012                                                  2,250            2,544
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2013                        3,835            4,227
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2014                        4,040            4,423
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.25% 2015                        4,255            4,692
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2016                       4,485            4,980
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2017                       4,440            4,930
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2018                       2,000            2,215
G.O. Improvement and Ref. Bonds, Series 2003, 4.00% 2005                                            2,000            2,046
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds,
     Series 2001, FSA insured, 5.50% 2012                                                           2,000            2,255
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds,
     Series 2001, FSA insured, 5.50% 2016                                                           5,000            5,555
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured,
     5.50% 2016                                                                                     3,080            3,557
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured,
     5.50% 2018                                                                                     7,920            9,133
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured,
     5.50% 2019                                                                                     3,630            4,189
                                                                                                                   254,975

WISCONSIN -- 2.01%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, 5.75% 2012                                                                              2,000            1,998
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, 6.125% 2027                                                                            18,555           17,658
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Rev.
     Bonds, 5.50% 2006                                                                              1,000            1,021
G.O. Bonds, Series 1999-A, 5.00% 2012 (preref. 2009)                                                3,390            3,737
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010                                                          3,225            3,676
Health and Educational Facs. Auth., Rev. Bonds, Children's Hospital of
     Wisconsin, Inc., Series 1998, AMBAC insured, 5.625% 2015                                       1,130            1,294
Health and Educational Facs. Auth., Rev. Bonds, Children's Hospital Project,
     Series 1993, FGIC insured, 5.50% 2006                                                          2,000            2,139
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health
     Obligated Group), Series 2001, 5.625% 2014                                                     1,000            1,091
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health
     Obligated Group), Series 2001, 5.625% 2015                                                     1,100            1,193
Health and Educational Facs. Auth., Rev. Bonds, Medical College of Wisconsin,
     Series 1993, 5.95% 2015                                                                        3,000            3,070
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.),
     Series 1998, 4.80% 2010                                                                        1,110            1,170
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.),
     Series 1998, 4.90% 2011                                                                        1,165            1,221
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.),
     Series 1999, 5.125% 2016                                                                       1,000            1,031
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.),
     Series 1999, 5.375% 2022                                                                       2,000            2,035
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375%
     2017                                                                                           1,510            1,597
Milwaukee Metropolitan Sewerage Dist., Milwaukee, Ozaukee, Washington and
     Waukesha Counties, G.O. Sewerage Systems Bonds, Series 2001-A, 5.25% 2014
     (preref. 2011)                                                                                 3,590            4,064
Pollution Control and Industrial Dev. Rev. Bonds (General Motors Corp.
     Projects), City of Janesville, Series 1984, 5.55% 2009                                         3,650            3,955
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources
     Co. Project), Series 1991-E (collateralized), FGIC insured, 6.90% 2021                         6,000            7,855
Transportation Rev. Bonds, Series 1993-A, MBIA insured, 4.80% 2009                                  9,645           10,564
                                                                                                                    70,369

TOTAL BONDS AND NOTES (cost: $3,102,550,000)                                                                     3,269,757


                                                                                         Principal amount     Market value
SHORT-TERM SECURITIES -- 5.47%                                                                       (000)            (000)

Dev. Auth. of the Unified Government of Athens-Clarke County, Georgia, Rev.
     Bonds (University of Georgia Athletic Assn. Project), Series 2003,
     1.35% 2033(3)                                                                               $  2,650   $        2,650
Metropolitan Water Dist. of Southern California (The), Water Rev. Ref. Bonds,
     Series 1996-A, AMBAC insured, 1.30% 2023(3)                                                    6,800            6,800
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref.
     Bonds (Pacific Gas and Electric Company), SeriesC, 1.35% 2026(3)                               4,000            4,000
State of California, Dept. of Water Resources, Power Supply Rev. Bonds, Series
     2002-C-4, 1.32% 2022(3)                                                                        1,460            1,460
City of Charlotte, North Carolina, Water and Sewer System Commercial Paper
     Rev. Bond Anticipation Notes, 1.10% 9/8/2004                                                   5,000            5,000
City of Chicago, Illinois, Water System Rev. Bonds, Second Lien, Series 1999,
     1.35% 2030(3)                                                                                 11,100           11,100
Public Building Auth. of the City of Clarksville, Tennessee, Adjustable Rate
     Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2003,
     1.35% 2033(3)                                                                                  2,290            2,290
Public Building Auth. of the City of Clarksville, Tennessee, Adjustable Rate
     Pooled Fncg. Rev. Bonds, Series 2001, 1.35% 2031(3)                                            3,865            3,865
Dev. Auth. of Cobb County, Georgia, Rev. Ref. And Improvement Bonds
     (Presbyterian Village, Austell, Inc. Obligated Group), Series 2004-B,
     1.32% 2034(3)                                                                                  2,500            2,500
City of Detroit, Michigan, Sewage Disposal System, Rev. Bonds, Series 2003-B,
     FSA insured, 1.35% 2033(3)                                                                     1,600            1,600
State of Florida, Municipal Power Agcy., Series 1995-A, 1.08% 9/7/2004                              2,000            2,000
State of Florida, Municipal Power Agcy., Series 1995-A,  1.27% 10/13/2004                           2,000            2,000
Dev. Auth. of Fulton County (Georgia), Rev. Bonds (The Sheltering Arms Project),
     Series 2003, 1.33% 2030(3)                                                                     1,600            1,600
State of Georgia, Municipal Power Auth., Project One Subordinated Rev. Bonds,
     Series 1985-B, 1.10% 9/9/04                                                                    2,700            2,700
State of Georgia, Municipal Power Auth., Project One Subordinated Rev. Bonds,
     Series 1985-B, 1.14% 9/20/2004                                                                 5,000            5,000
Jacksonville, Florida, Health Facs. Auth., Hospital Rev. and Ref. Bonds
     (Genesis Rehabilitation Hospital Project), Series 1996, 1.35% 2021(3)                          1,700            1,700
Hospital Auth. No. 1 of Lancaster County, Nebraska, Var. Rate Health Facs. Rev.
     Bonds (Immanuel Health Systems -- Williamsburg Project), Series 2000-A,
     1.35% 2030(3)                                                                                  1,100            1,100
State of Maryland, Econ. Dev. Corp., Variable Rate Rev. Bonds
     (Federation of American Societies for Experimental Biology Project),
     Series 2002-A, 1.36% 2030(3)                                                                   2,700            2,700
State of Maryland, Health and Higher Educational Facs. Auth., Pooled Loan
     Program Rev. Bonds, Series 1994-D, 1.33% 2029(3)                                              10,970           10,970
Commonwealth of Massachusetts, G.O. Ref. Bonds, Series 1998-A, 1.30% 2016(3)                       17,500           17,500
Massachusetts Bay Transportation Auth., General Transportation System Bonds,
     Variable Rate Demand Obligations, Series 2000, 1.33% 2030(3)                                  26,100           26,100
Board of Trustees of Michigan State University, General Rev. Bonds, Series
     2002-A, 1.35% 2032(3)                                                                          3,200            3,200
Regents of the University of Michigan, Series 2004-D, 1.30% 10/20/2004                              4,200            4,200
State of Michigan, Grant Anticipation Notes, Series 2001-D, FSA insured,
     1.35% 2008(3)                                                                                 10,000           10,000
Curators of the University of Missouri, Systems Facs. Demand Rev. Bonds, Series
     2001-A, 1.35% 2031(3)                                                                          1,100            1,100
Montgomery County Industrial Dev. Auth. (Pennsylvania), Pollution Control Rev.
     Ref. Bonds (PECO Energy Co. Project), Series 1994-A, 1.14% 10/1/2004                           1,000            1,000
Public Building Auth. of the County of Montgomery, Tennessee, Adjustable Rate
     Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004,
     1.35% 2034(3)                                                                                  5,200            5,200
Public Building Auth. of the County of Montgomery, Tennessee, Adjustable Rate
     Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 1999,
     1.33% 2029(3)                                                                                 10,400           10,400
Public Building Auth. of the County of Montgomery, Tennessee, Adjustable Rate
     Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002,
     1.35% 2032(3)                                                                                  5,450            5,450
State of New Jersey, Hudson County Improvement Auth., Essential Purpose Pooled
     Governmental Loan Program Bonds, Series 1986, 1.30% 2026(3)                                    7,300            7,300
New York City, New York, Jay Street Dev. Corp., Courts Fac. Lease Rev. Bonds
     (NYC -- Jay Street Project), Fiscal 2001 Series A1, 1.32% 2022(3)                             10,100           10,100
State of Rhode Island, Health and Educational Building Corp., Educational
     Institution Rev. Bonds (Portsmouth Abbey School Issue), Series 2001,
     1.35% 2031(3)                                                                                  1,050            1,050
State of Rhode Island, Health and Educational Building Corp., Hospital Fncg.
     Rev. Bonds (Care New England Issue), Series 2002-A, 1.35% 2032(3)                              1,700            1,700
South Carolina Public Service Auth., Series 2004, 1.11% 9/3/2004                                    1,000            1,000
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc.
     Project), Series 1993, 1.35% 2020(3)                                                           1,600            1,600
City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska)
     Inc. Project), Series 2003-B, 1.35% 2037(3)                                                    2,100            2,100
City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska)
     Inc. Project), Series 2003, 1.35% 2037(3)                                                      1,550            1,550
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds,
     Series 2003-A, 1.30% 2034(3)                                                                   5,000            5,000
Westminster, Maryland, Econ. Dev. Rev. Bonds (Carroll Lutheran Village, Inc.)
     1.34% 2034(3)                                                                                  3,800            3,800
State of Wisconsin, G.O. Commercial Paper Notes, Series 1997-A, 1.17% 10/4/2004                     1,000            1,000


TOTAL SHORT-TERM SECURITIES (cost: $191,385,000)                                                                   191,385


Total investment securities (cost: $3,293,935,000)                                                               3,461,142
Other assets less liabilities                                                                                       40,381

NET ASSETS                                                                                                      $3,501,523

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The Total Value of all such restriced securities was $8,487, which represented 0.24% of the net assets of the fund.
(2) Company not making scheduled interest payments; bankruptcy proceedings pending.
(3) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.




Key to Abbreviations
Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at August 31, 2004                            (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market (cost: $3,293,935)                                                                 $3,461,142
 Receivables for:
  Sales of fund's shares                                                                 $7,776
  Interest                                                                               42,506                         50,282
                                                                                                                     3,511,424
LIABILITIES:
 Payables for:
  Bank overdraft                                                                            522
  Purchases of investments                                                                  948
  Repurchases of fund's shares                                                            2,177
  Dividends on fund's shares                                                              3,472
  Investment advisory services                                                              876
  Services provided by affiliates                                                         1,808
  Deferred Directors' compensation                                                           96
  Other fees and expenses                                                                     2                          9,901
NET ASSETS AT AUGUST 31, 2004                                                                                       $3,501,523

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                         $3,338,407
 Undistributed net investment income                                                                                     4,266
 Accumulated net realized loss                                                                                          (8,357)
 Net unrealized appreciation                                                                                           167,207
Net assets at August 31, 2004                                                                                       $3,501,523

Total authorized capital stock - 500,000 shares, $.001 par value, (279,991 total shares outstanding)

                                                                                                                   Net asset value
                                                                            Net assets    Shares outstanding         per share (1)

Class A                                                                     $3,083,223               246,543                $12.51
Class B                                                                        118,541                 9,479                 12.51
Class C                                                                        133,578                10,681                 12.51
Class F                                                                        120,145                 9,607                 12.51
Class R-5                                                                       46,036                 3,681                 12.51

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.00.


See Notes to Financial Statements


STATEMENT OF OPERATIONS
for the year ended August 31, 2004                      (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                                                                   $163,751
 Fees and expenses:
  Investment advisory services                                                      $10,420
  Distribution services                                                              10,208
  Transfer agent services                                                               713
  Administrative services                                                               400
  Reports to shareholders                                                               153
  Registration statement and prospectus                                                 194
  Postage, stationery and supplies                                                      102
  Directors' compensation                                                                41
  Auditing and legal                                                                    134
  Custodian                                                                              35
  Federal and state income taxes                                                         85
  Other                                                                                  84                    22,569
 Net investment income                                                                                        141,182

NET REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS:
 Net realized loss on investments                                                                              (1,098)
 Net unrealized appreciation on investments                                                                    86,415
  Net realized loss and unrealized appreciation on investments                                                 85,317
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                         $226,499


See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                            Year ended August 31
                                                                                       2004                      2003
OPERATIONS:
 Net investment income                                                             $141,182                  $135,316
 Net realized loss on investments                                                    (1,098)                   (7,442)
 Net unrealized appreciation (depreciation) on investments                           86,415                   (53,242)
  Net increase in net assets resulting from operations                              226,499                    74,632

DIVIDENDS AND DISTRIBUTIONS PAID OR ACCRUED TO SHAREHOLDERS:
 Dividends from net investment income                                              (139,257)                 (134,482)
 Distributions from net realized gain on investments                                      -                    (4,888)
  Total dividends and distributions paid or accrued to shareholders                (139,257)                 (139,370)

CAPITAL SHARE TRANSACTIONS                                                          168,929                   379,173

TOTAL INCREASE IN NET ASSETS                                                        256,171                   314,435

NET ASSETS:
 Beginning of year                                                                3,245,352                 2,930,917
 End of year (including undistributed net investment income:
  $4,266 and $2,940, respectively)                                               $3,501,523                $3,245,352

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class A             Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class B                 None          Declines from 5% to zero    Class B convert to Class A,
                                               for redemptions within          after eight years
                                               six years of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class F                 None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class R-5                None                    None                          None

---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Generally, income earned by the fund is exempt from federal income taxes; however, the fund might earn taxable income from the sale of certain securities purchased at a market discount.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of August 31, 2004, the cost of investment securities for federal income tax purposes was $3,289,669,000.

During the year ended August 31, 2004, the fund reclassified $63,000 to accumulated net realized loss and $536,000 to additional paid-in capital from undistributed net investment income to align financial reporting with tax reporting.

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income                                                                            $3,569
Short-term and long-term capital loss deferrals                                                                (8,357)
Gross unrealized appreciation on investment securities                                                        184,792
Gross unrealized depreciation on investment securities                                                        (13,319)
Net unrealized appreciation on investment securities                                                          171,473

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $382,000 and $7,975,000 expiring in 2011 and 2012, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the year ended August 31, 2004, the fund realized, on a tax basis, a net capital loss of $1,035,000, and additional capital losses of $6,940,000 that were realized during the period of November 1, 2002 through August 31, 2003.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

                                                           Distributions from         Distributions from      Total distributions
Share class                                                 tax-exempt income    long-term capital gains          paid or accrued
Year ended August 31, 2004
Class A                                                             $ 125,410                          -                $ 125,410
Class B                                                                 4,045                          -                    4,045
Class C                                                                 4,270                          -                    4,270
Class F                                                                 3,670                          -                    3,670
Class R-5                                                               1,862                          -                    1,862
Total                                                               $ 139,257                          -                $ 139,257

Year ended August 31, 2003
Class A                                                             $ 123,155                    $ 4,448                $ 127,603
Class B                                                                 3,663                        151                    3,814
Class C                                                                 3,647                        154                    3,801
Class F                                                                 2,357                         77                    2,434
Class R-5                                                               1,660                         58                    1,718
Total                                                               $ 134,482                    $ 4,888                $ 139,370


3.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provided for monthly fees accrued daily. At the beginning of the year, these fees were based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provided for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.25% on such income in excess of $8,333,333. The Board of Directors approved an amended agreement, effective April 1, 2004, reducing the existing annual rate to 0.15% from 0.16% on daily net assets in excess of $3 billion but not exceeding $6 billion and continuing the series of rates to include an additional annual rate of 0.13% on such assets in excess of $6 billion. The amended agreement also included a reduced rate of 2.00% of the fund's monthly gross income in excess of $8,333,333. For the year ended August 31, 2004, the investment advisory services fee was $10,420,000, which was equivalent to an annualized rate of 0.308% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below/on the following page. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For Class A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2004, unreimbursed expenses subject to reimbursement totaled $2,714,000 for Class A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F                                                      0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

          Expenses under the agreements described above/on the previous page for
          the  year  ended  August  31,  2004,  were  as  follows   (dollars  in
          thousands):

         -----------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent          Administrative services
                            services         services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent
                                                             administrative        services
                                                                services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class A         $7,510            $679          Not applicable     Not applicable
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class B          1,178             34           Not applicable     Not applicable
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class C          1,293          Included             $194                $12
                                                in
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class F           227           Included             136                 14
                                                in
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              43                  1
                                                in
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
              Total          $10,208           $713               $373                $27
         -----------------------------------------------------------------------------------------


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $29,000 in current fees (either paid in cash or deferred) and a net increase of $12,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.


Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                          Reinvestments of
Share class                                                                     Sales(1)             dividends and distributions
                                                                           Amount       Shares            Amount        Shares
YEAR ENDED AUGUST 31, 2004
Class A                                                                 $ 568,531       45,679          $ 89,167         7,169
Class B                                                                    18,004        1,447             3,001           241
Class C                                                                    39,738        3,193             3,257           262
Class F                                                                    77,107        6,200             2,897           233
Class R-5                                                                  10,866          877               280            23
Total net increase
   (decrease)                                                           $ 714,246       57,396          $ 98,602         7,928

YEAR ENDED AUGUST 31, 2003
Class A                                                                 $ 846,258       68,133          $ 89,131         7,193
Class B                                                                    48,940        3,937             2,832           229
Class C                                                                    73,715        5,935             2,960           239
Class F                                                                   135,210       10,898             1,922           155
Class R-5                                                                  11,168          897               224            18
Total net increase
   (decrease)                                                         $ 1,115,291       89,800          $ 97,069         7,834



Share class                                                                  Repurchases(1)                     Net increase
                                                                           Amount        Shares           Amount        Shares
YEAR ENDED AUGUST 31, 2004
Class A                                                                $ (556,968)     (44,924)        $ 100,730         7,924
Class B                                                                   (19,539)      (1,578)            1,466           110
Class C                                                                   (33,115)      (2,676)            9,880           779
Class F                                                                   (29,892)      (2,413)           50,112         4,020
Class R-5                                                                  (4,405)        (355)            6,741           545
Total net increase
   (decrease)                                                          $ (643,919)     (51,946)        $ 168,929        13,378

YEAR ENDED AUGUST 31, 2003
Class A                                                                $ (662,081)     (53,454)        $ 273,308        21,872
Class B                                                                   (16,493)      (1,333)           35,279         2,833
Class C                                                                   (35,983)      (2,906)           40,692         3,268
Class F                                                                  (109,667)      (8,840)           27,465         2,213
Class R-5                                                                  (8,963)        (727)            2,429           188
Total net increase
   (decrease)                                                          $ (833,187)     (67,260)        $ 379,173        30,374

(1) Includes exchanges between share classes of the fund.


5.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $382,215,000 and $263,160,000, respectively, during the year ended August 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended August 31, 2004, the custodian fee of $35,000 included 3,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                                   Income (loss) from investment operations(2)
                                                                                                           Net
                                                                  Net asset                      gains (losses)
                                                                     value,            Net       on securities        Total from
                                                                  beginning     investment      (both realized        investment
                                                                  of period         income      and unrealized)       operations
CLASS A:
 Year ended 8/31/2004                                                $12.17           $.53                $.33              $.86
 Year ended 8/31/2003                                                 12.41            .54                (.22)              .32
 Year ended 8/31/2002                                                 12.38            .57                 .06               .63
 Year ended 8/31/2001                                                 11.81            .60                 .57              1.17
 Year ended 8/31/2000                                                 11.86            .60                (.01)              .59
CLASS B:
 Year ended 8/31/2004                                                 12.17            .44                 .33               .77
 Year ended 8/31/2003                                                 12.41            .44                (.22)              .22
 Year ended 8/31/2002                                                 12.38            .48                 .06               .54
 Year ended 8/31/2001                                                 11.81            .52                 .57              1.09
 Period from 3/15/2000 to 8/31/2000                                   11.50            .21                 .34               .55
CLASS C:
 Year ended 8/31/2004                                                 12.17            .42                 .33               .75
 Year ended 8/31/2003                                                 12.41            .43                (.22)              .21
 Year ended 8/31/2002                                                 12.38            .47                 .06               .53
 Period from 3/15/2001 to 8/31/2001                                   12.10            .21                 .29               .50
CLASS F:
 Year ended 8/31/2004                                                 12.17            .51                 .33               .84
 Year ended 8/31/2003                                                 12.41            .52                (.22)              .30
 Year ended 8/31/2002                                                 12.38            .55                 .06               .61
 Period from 3/15/2001 to 8/31/2001                                   12.10            .24                 .29               .53
CLASS R-5:
 Year ended 8/31/2004                                                 12.17            .55                 .33               .88
 Year ended 8/31/2003                                                 12.41            .56                (.22)              .34
 Period from 7/15/2002 to 8/31/2002                                   12.33            .07                 .08               .15



                                                                            Dividends and distributions

                                                                   Dividends
                                                                   (from net  Distributions               Total        Net asset
                                                                  investment  (from capital       dividends and       value, end
                                                                     income)         gains)       distributions        of period
CLASS A:
 Year ended 8/31/2004                                                 $(.52)            $-               $(.52)           $12.51
 Year ended 8/31/2003                                                  (.54)          (.02)               (.56)            12.17
 Year ended 8/31/2002                                                  (.57)          (.03)               (.60)            12.41
 Year ended 8/31/2001                                                  (.60)             -                (.60)            12.38
 Year ended 8/31/2000                                                  (.60)          (.04)               (.64)            11.81
CLASS B:
 Year ended 8/31/2004                                                  (.43)             -                (.43)            12.51
 Year ended 8/31/2003                                                  (.44)          (.02)               (.46)            12.17
 Year ended 8/31/2002                                                  (.48)          (.03)               (.51)            12.41
 Year ended 8/31/2001                                                  (.52)             -                (.52)            12.38
 Period from 3/15/2000 to 8/31/2000                                    (.24)             -                (.24)            11.81
CLASS C:
 Year ended 8/31/2004                                                  (.41)             -                (.41)            12.51
 Year ended 8/31/2003                                                  (.43)          (.02)               (.45)            12.17
 Year ended 8/31/2002                                                  (.47)          (.03)               (.50)            12.41
 Period from 3/15/2001 to 8/31/2001                                    (.22)             -                (.22)            12.38
CLASS F:
 Year ended 8/31/2004                                                  (.50)             -                (.50)            12.51
 Year ended 8/31/2003                                                  (.52)          (.02)               (.54)            12.17
 Year ended 8/31/2002                                                  (.55)          (.03)               (.58)            12.41
 Period from 3/15/2001 to 8/31/2001                                    (.25)             -                (.25)            12.38
CLASS R-5:
 Year ended 8/31/2004                                                  (.54)             -                (.54)            12.51
 Year ended 8/31/2003                                                  (.56)          (.02)               (.58)            12.17
 Period from 7/15/2002 to 8/31/2002                                    (.07)             -                (.07)            12.41



                                                                                                      Ratio of           Ratio of
                                                                                Net assets,           expenses         net income
                                                                       Total  end of period         to average         to average
                                                                   return(3)  (in millions)         net assets         net assets
CLASS A:
 Year ended 8/31/2004                                                  7.17%        $3,083                 .61%             4.23%
 Year ended 8/31/2003                                                  2.55          2,905                 .61              4.33
 Year ended 8/31/2002                                                  5.31          2,689                 .63              4.73
 Year ended 8/31/2001                                                 10.22          2,202                 .66              5.00
 Year ended 8/31/2000                                                  5.27          1,831                 .67              5.22
CLASS B:
 Year ended 8/31/2004                                                  6.38            119                1.36              3.48
 Year ended 8/31/2003                                                  1.79            114                1.37              3.56
 Year ended 8/31/2002                                                  4.53             81                1.38              3.91
 Year ended 8/31/2001                                                  9.45             26                1.40              4.06
 Period from 3/15/2000 to 8/31/2000                                    4.89              3                 .64              1.99
CLASS C:
 Year ended 8/31/2004                                                  6.24            134                1.49              3.34
 Year ended 8/31/2003                                                  1.66            120                1.50              3.43
 Year ended 8/31/2002                                                  4.40             82                1.51              3.79
 Period from 3/15/2001 to 8/31/2001                                    4.20             15                 .73              1.77
CLASS F:
 Year ended 8/31/2004                                                  7.02            120                 .75              4.09
 Year ended 8/31/2003                                                  2.41             68                 .75              4.19
 Year ended 8/31/2002                                                  5.15             42                 .78              4.54
 Period from 3/15/2001 to 8/31/2001                                    4.45              7                 .40              2.11
CLASS R-5:
 Year ended 8/31/2004                                                  7.34             46                 .43              4.41
 Year ended 8/31/2003                                                  2.72             38                 .44              4.51
 Period from 7/15/2002 to 8/31/2002                                    1.23             37                 .06               .59




                                                                                     Year ended August 31
                                                                       2004        2003         2002        2001        2000

Portfolio turnover rate for all classes of shares                        8%          8%           8%         21%         29%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.

See Notes to Financial Statements



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of The Tax-Exempt Bond Fund of America, Inc.:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Bond Fund of America, Inc. (the "Fund") at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICE WATERHOUSE COOPERS LLP

Los Angeles, California
October 4, 2004


TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending August 31,2004.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid by the fund from net investment income. For purposes of computing this exclusion, all of the dividends paid by the fund from net investment income earned during the fiscal year qualify as exempt-interest dividends.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                                      Part C
                                                 Other Information


Item 22. Exhibits for Registration Statement (1940 Act No. 811-2421 and 1933 Act. No. 2-49291)

(a) Articles of Incorporation - previously filed (see P/E Amendment No. 23 filed 10/29/97 and No. 29 filed 3/13/02) and Articles Supplementary - previously filed (see P/E Amendment No. 31 filed 7/15/02)

(b)      By-laws as amended 6/15/04

(c) Form of share certificate - previously filed (see P/E Amendment No. 23 filed 10/29/97; No. 27 filed 3/14/00; No. 29 filed 3/13/01)

(d)      Form of Amended Investment Advisory and Service Agreement dated 4/1/04

(e-1) Amended and Restated Principal Underwriting Agreement and form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 31 filed 7/15/02)

(e-2)    Form of Institutional Selling Group Agreement

(f)      Bonus or Profit Sharing Contracts - Deferred Compensation Plan amended
         1/1/04

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 30 filed 10/26/01)

(h-1) Other material contracts - Amended and Restated Administrative Services Agreement - previously filed (see P/E Amendment No. 31 filed 7/15/02)

(h-2)    Amended Shareholder Services Agreement as of 4/1/03

(h-3)    Form of Indemnification Agreement dated 7/1/04

(i) Legal opinions - previously filed (see original Registration Statement filed in 1979; P/E Amendment No. 27 filed 3/14/00; No. 29 filed 3/13/01; and No. 31 filed 7/15/02)

(j)      Consent of Independent Registered Public Accounting Firm

(k)      Omitted financial statements - none

(l) Initial capital agreements - previously filed (see P/E Amendment No. 23 filed 10/29/97)

(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 23 filed 10/29/97; No. 27 filed 3/14/00; and No. 29 filed 3/13/01)

(n) Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 31 filed 7/15/02)

(o)      Reserved

(p)      Codes of Ethics

                                 The Tax-Exempt Bond Fund of America, Inc. C-1

Item 23.          Persons Controlled by or Under Common Control with the Fund

                  None


Item 24.          Indemnification

                  The Registrant is a joint-insured under Investment Advisor/Mutual fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself if not permitted to indemnify the individual.

                  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

                  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

                   Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any other rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation, or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

                                 The Tax-Exempt Bond Fund of America, Inc. C-2

                  Article VI of the Registrant's Articles of Incorporation and
Article V of the Registrant's By-Laws (attached as an exhibit hereto) as well as the indemnification agreements (a form of which is attached as an exhibit hereto) that the Registrant has entered into with each of its directors who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).


Item 25.          Business and Other Connections of the Investment Adviser

                  None


Item 26.          Principal Underwriters

         (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

                                 The Tax-Exempt Bond Fund of America, Inc. C-3



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       P.O. Box 2248
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       3901 Cedar Hill Road, #9
       Little Rock, AR 72202

       Robert B. Aprison                        Senior Vice President                                 None
       2983 Bryn Wood Drive
       Madison, WI  53711

       Shakeel A. Barkat                        Regional Vice President                               None
       1249 Pine Hill Drive
       Annapolis, MD 21401

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

       Thomas M. Bartow                         Vice President                                        None
       20 Cerchio Alto
       Henderson, NV 89011

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.                      Vice President                                        None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN 37027

       John A. Blanchard                        Senior Vice President                                 None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN  37027



                                 The Tax-Exempt Bond Fund of America, Inc. C-4




(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Bill Brady                               Regional Vice President                               None
       646 Somerset Drive
       Indianapolis, IN 46260

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       7424 Somerset Avenue
       St. Louis, MO 63105

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Steven Calabria                          Regional Vice President                               None
       161 Bay Avenue
       Huntington Bay, NY 11743

       Cody Callaway                            Regional Vice President                               None
       9942 South 78th East Avenue
       Tulsa, OK 74133

S      Kathleen D. Campbell                     Assistant Vice President                              None

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Senior Vice President                                 None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120



                                 The Tax-Exempt Bond Fund of America, Inc. C-5



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

L      Denise M. Cassin                         Director, Vice President                              None

L      David D. Charlton                        Senior Vice President                                 None

       Thomas M. Charon                         Regional Vice President                               None
       N27 W23960 Paul Road
       Suite 204
       Pewaukee, WI 53072

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Blvd.
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Vice President                                        None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Vice President                                        None
       1213 Redwood Hills Circle
       Carlisle, PA 17013



                                 The Tax-Exempt Bond Fund of America, Inc. C-6



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Vice President                                        None
       1 Nehercrest Ln.
       Orchard Park, NY 14127

L      Bruce L. DePriester                      Director, Senior Vice President,                      None
                                                Treasurer and Controller

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Vice President                                        None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Senior Vice President                                 None
       22 Turner's Lake Drive
       Mahwah, NJ  07430

       G. Michael Dill                          Director, Senior Vice President                       None
       505 E. Main Street
       Jenks, OK  74037

L      Michael J. Downer                        Director, Secretary                                   None

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

B      J. Steven Duncan                         Senior Vice President                                 None

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Senior Vice President                                 None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211



                                 The Tax-Exempt Bond Fund of America, Inc. C-7



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       William F. Flannery                      Regional Vice President                               None
       P.O. Box 174
       Hopkinton, MA 01748

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Vice President                                        None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

L      J. Christopher Gies                      Senior Vice President                                 None

B      Lori A. Giacomini                        Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       3424 Belmont Terrace
       Davie, FL 33328

       Jeffrey J. Greiner                       Senior Vice President                                 None
       12210 Taylor Road
       Plain City, OH  43064


       Eric M. Grey                             Regional Vice President                               None
       601 Fisher Road
       N. Dartmouth, MA 02747

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305



                                 The Tax-Exempt Bond Fund of America, Inc. C-8




(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       David E. Harper                          Senior Vice President                                 None
       5400 Russell Cave Road
       Lexington, KY 40511

       Calvin L. Harrelson, III                 Regional Vice President                               None
       2048 Kings Manor
       Weddington, NC 28104

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Vice President                                        None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Marc Ialeggio                            Regional Vice President                               None
       48 Tyrrel Court
       Danville, CA 94526

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Vice President                                        None
       1576 Sandy Springs Dr.
       Orange Park, FL 32003

L      Maria K. Khader                          Assistant Vice President                              None

       Andrew J. Kilbride                       Regional Vice President                               None
       3080 Tuscany Court
       Ann Arbor, MI 48103



                                 The Tax-Exempt Bond Fund of America, Inc. C-9




(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Vice President                                        None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Vice President                                        None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

       Brendan T. Mahoney                       Vice President                                        None
       1 Union Avenue, 2nd Floor
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Senior Vice President                                 None



                                 The Tax-Exempt Bond Fund of America, Inc. C-10



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


 L     Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Vice President                                        None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None

       Terry W. McNabb                          Senior Vice President                                 None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Vice President                                        None
       41 South Road
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

L      David H. Morrison                        Regional Vice President                               None

       Andrew J. Moscardini                     Regional Vice President                               None
       1393 Sunset Beach Drive
       Niceville, FL 32578

       William E. Noe                           Senior Vice President                                 None
       3600 Knollwood Road
       Nashville, TN  37215

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Senior Vice President                                 None
       15345 Wilderness Ridge Road, NW
       Prior Lake, MN  55372

G1     Luis Freitas de Oliveira                 Director                                              None

       Eric P. Olson                            Senior Vice President                                 None
       62 Park Drive
       Glenview, IL  60025



                                 The Tax-Exempt Bond Fund of America, Inc. C-11



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Thomas A. O'Neil                         Regional Vice President                               None
       400 N. Woodlawn, Suite 202
       Woodlawn Central Office Building
       Wichita, KS 67208

       W. Burke Patterson, Jr.                  Regional Vice President                               None
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                            Vice President                                        None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                          Vice President                                        None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgram                      Assistant Vice President                              None

       Carl S. Platou                           Senior Vice President                                 None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

N      Gregory S. Porter                        Assistant Vice President                              None

S      Richard P. Prior                         Vice President                                        None

       Mike Quinn                               Regional Vice President                               None
       1035 Vintage Club Drive
       Duluth, GA 30097



                                 The Tax-Exempt Bond Fund of America, Inc. C-12




(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       209-A 60th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Romolo D. Rottura                        Regional Vice President                               None
       233 Glenhaven Court
       Swedesboro, NJ 08085

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

L      Dean B. Rydquist                         Director, Senior Vice President                       None

       Richard A. Sabec, Jr.                    Regional Vice President                               None
       6019 Craughwell Lane
       Dublin, OH 43017

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Vice President                                        None
       62 Mt. Vernon Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Senior Vice President                                 None
       31465 St. Andrews
       Westlake, OH  44145



                                 The Tax-Exempt Bond Fund of America, Inc. C-13



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

       Arthur M. Sgroi                          Regional Vice President                               None
       76 Fields End Drive
       Glenmont, NY 12077

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Vice President                                        None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       912 Castlehill Lane
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Senior Vice President                                 None
       4227 E. Madison, #2D
       Seattle, WA 98112

LW     John H. Smet                             Director                                              None

       Rodney G. Smith                          Senior Vice President                                 None
       15851 Dallas Parkway, Suite 500
       Addison, TX 75001-6016

       Anthony L. Soave                         Vice President                                        None



       3780 Foxglove Court NE
       Grand Rapids, MI 49525



                                 The Tax-Exempt Bond Fund of America, Inc. C-14



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


 L     Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Senior Vice President                                 None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

B      Raymond Stein                            Assistant Vice President                              None

       Brad Stillwagon                          Vice President                                        None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Assistant Vice President                              None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None



                                 The Tax-Exempt Bond Fund of America, Inc. C-15



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Senior Vice President                                 None
       60 Reedland Woods Way
       Tiburon, CA  94920

S      Cindy Vaquiax                            Assistant Vice President                              None

       J. David Viale                           Vice President                                        None
       39 Old Course Drive
       Newport Beach, CA 92660

D      Bradley J. Vogt                          Director                                              None

L      Patricia A. Vogt                         Assistant Vice President                              None

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

L      A. Jordan Wallens                        Regional Vice President                               None
       2016 Dracena Drive, #10
       Los Angeles, CA 90027

       Thomas E. Warren                         Vice President                                        None
       119 Faubel St.
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President                                 None

       Gregory J. Weimer                        Director, Senior Vice President                       None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

       Dana L. Wells                            Regional Vice President                               None
       Emerald Plaza Ctr.
       402 W. Broadway, Suite 400
       San Diego, CA 92101



                                 The Tax-Exempt Bond Fund of America, Inc. C-16




(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Vice President                                        None



       251 Barden Road
       Bloomfield Hills, MI 48304

       Brian E. Whalen                          Regional Vice President                               None
       4072 Yellow Ginger Glen
       Norcross, GA 30092

H      J. D. Wiedmaier                          Assistant Vice President                              None

L      N. Dexter Williams, Jr.                  Senior Vice President                                 None

L      Alan J. Wilson                           Director                                              None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066

       Timothy J. Wilson                        Vice President                                        None
       460 Valleybrook Road
       McMurray, PA  15317

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       2145 Hickory Forrest
       Chesapeake, VA 23322



                                 The Tax-Exempt Bond Fund of America, Inc. C-17



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Scott D. Zambon                            Regional Vice President                            None
       2178 Pieper Lane
       Tustin, CA 92782

----------
L        Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW       Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA  90025
B        Business Address, 135 South State College Boulevard, Brea, CA  92821
S        Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF       Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-
1016
H        Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I        Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N        Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
D        Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
G1       Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland

         (c)      None



Item 27.          Location of Accounts and Records

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

                  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

                  Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.


Item 28.          Management Services

                  None

Item 29.          Undertakings

                  n/a

                                 The Tax-Exempt Bond Fund of America, Inc. C-18

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 27th day of October, 2004.

THE TAX-EXEMPT BOND FUND OF
AMERICA, INC.

By /s/ Paul G. Haaga, Jr.
------------------------------------------------------------------
(Paul G. Haaga, Jr., Chairman of the Board)

                  Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on October 27, 2004, by the following persons in the capacities indicated.


         Signature                                 Title

(1) Principal Executive Officer:

          /s/ Neil L. Langberg                     President and Director
         --------------------------------------
            (Neil L. Langberg)

(2) Principal Financial Officer and
    Principal Accounting Officer:

          /s/ Sharon G. Moseley                    Treasurer
         --------------------------------------
            (Sharon G. Moseley)

(3) Directors:
         Richard G. Capen, Jr.*                    Director
         H. Frederick Christie*                    Director
         Diane C. Creel*                           Director
         Martin Fenton*                            Director
         Leonard R. Fuller*                        Director

          /s/ Abner D. Goldstine                   Vice Chairman and Director
            (Abner D. Goldstine)

          /s/ Paul G. Haaga, Jr.                   Chairman and Director
            (Paul G. Haaga, Jr.)

          /s/ Neil L. Langberg                     President and Director
            (Neil L. Langberg)

         Richard G. Newman*                        Director
         Frank M. Sanchez*                         Director

*By      /s/ Julie F. Williams
         --------------------------------------
         Julie F. Williams, pursuant to a power of attorney filed herewith

                  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Herbert Y. Poon
----------------------------------------------------
(Herbert Y. Poon)

                                 The Tax-Exempt Bond Fund of America, Inc. C-19

                                POWER OF ATTORNEY



     I, Richard G. Capen, Jr., the undersigned Director of The Tax-Exempt Bond Fund of America, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of The Tax-Exempt Bond Fund of America, Inc. do hereby constitute and appoint Michael J. Downer, Paul G. Haaga, Jr., Anthony W. Hynes, Jr., Todd L. Miller, Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of The Tax-Exempt Bond Fund of America, Inc., File No. 2-49291, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 27th day of October, 1999.


/s/ Richard G. Capen, Jr.
Richard G. Capen, Jr., Director


                                 The Tax-Exempt Bond Fund of America, Inc. C-20

                                POWER OF ATTORNEY



     I, Diane C. Creel, the undersigned Director of The Tax-Exempt Bond Fund of America, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of The Tax-Exempt Bond Fund of America, Inc. do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of The Tax-Exempt Bond Fund of America, Inc., File No. 2-49291, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 12th day of December,1994.


/s/ Diane C. Creel.
Diane C. Creel, Director


                                 The Tax-Exempt Bond Fund of America, Inc. C-21

                                POWER OF ATTORNEY



     I, H. Frederick Christie, the undersigned Director of The Tax-Exempt Bond Fund of America, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of The Tax-Exempt Bond Fund of America, Inc. do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of The Tax-Exempt Bond Fund of America, Inc., File No. 2-49291, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 12th day of December, 1994.


/s/ H. Frederick Christie.
H. Frederick Christie, Director


                                 The Tax-Exempt Bond Fund of America, Inc. C-22

                                POWER OF ATTORNEY



     I, Martin Fenton, Jr., the undersigned Director of The Tax-Exempt Bond Fund of America, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of The Tax-Exempt Bond Fund of America, Inc. do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of The Tax-Exempt Bond Fund of America, Inc., File No. 2-49291, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 12th day of December, 1994.


/s/ Martin Fenton, Jr..
Martin Fenton, Director


                                 The Tax-Exempt Bond Fund of America, Inc. C-23

                                POWER OF ATTORNEY



     I, Leonard R. Fuller, the undersigned Director of The Tax-Exempt Bond Fund of America, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of The Tax-Exempt Bond Fund of America, Inc. do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of The Tax-Exempt Bond Fund of America, Inc., File No. 2-49291, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 12th day of December, 1994.


/s/ Leonard R. Fuller.
Leonard R. Fuller, Director


                                 The Tax-Exempt Bond Fund of America, Inc. C-24

                                POWER OF ATTORNEY



     I, Richard G. Newman, the undersigned Director of The Tax-Exempt Bond Fund of America, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of The Tax-Exempt Bond Fund of America, Inc. do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of The Tax-Exempt Bond Fund of America, Inc., File No. 2-49291, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 12th day of December, 1994.


/s/ Richard G. Newman
Richard G. Newman, Director


                                 The Tax-Exempt Bond Fund of America, Inc. C-25

                                POWER OF ATTORNEY



     I, Frank M. Sanchez, the undersigned Director of The Tax-Exempt Bond Fund of America, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of The Tax-Exempt Bond Fund of America, Inc. do hereby constitute and appoint Michael J. Downer, Paul G. Haaga, Jr., Anthony W. Hynes, Jr., Todd L. Miller, Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of The Tax-Exempt Bond Fund of America, Inc., File No. 2-49291, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 27th day of October, 1999.


/s/ Frank M. Sanchez
Frank M. Sanchez, Director


                                 The Tax-Exempt Bond Fund of America, Inc. C-26